              As filed with the Securities and Exchange Commission

                                on March 6, 2000.

                             Securities Act File No.

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. / /            Post-Effective Amendment No. / /

                             SCUDDER MUNICIPAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

    Caroline Pearson, Esq.                   Sheldon A. Jones, Esq.
    Scudder Kemper Investments, Inc.         Dechert Price & Rhoads
    Two International Place                  Ten Post Office Square - South
    Boston, MA 02110-4103                    Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
                  As soon as practicable after this Registration
                         Statement is declared effective.

                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
         of Scudder Managed Municipal Bonds, a series of the Registrant

--------------------------------------------------------------------------------

              It is proposed that this filing will become effective on April 5, 2000 pursuant to Rule 488 under the Securities Act of 1933.

--------------------------------------------------------------------------------

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                     PART A

             INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                           AARP TAX FREE INCOME TRUST

                     AARP INSURED TAX FREE GENERAL BOND FUND

      Please take notice that a Special Meeting of Shareholders (the "Meeting") of AARP Insured Tax Free General Bond Fund (the "Fund"), a series of AARP Tax Free Income Trust (the "Trust"), will be held at the offices of Scudder Kemper Investments, Inc., Floor 13, Two International Place, Boston, MA 02110-4103, on July 11, 2000, at 2:00 p.m., Eastern time, for the following purposes:

      Proposal 1: To elect Trustees of the Trust; and

      Proposal 2: To approve an Agreement and Plan of Reorganization for the
                  Fund whereby all or substantially all of the assets and liabilities of the Fund would be acquired by Scudder Managed Municipal Bonds in exchange for shares of the AARP Shares class of Scudder Managed Municipal Bonds; and

      Proposal 3: To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for the Fund for the Fund's current fiscal year.

      The appointed proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments thereof.

      Holders of record of shares of the Fund at the close of business on April 17, 2000 are entitled to vote at the Meeting and at any adjournments thereof.

      In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                          By Order of the Board,


                                          [Signature]
                                          Kathryn L. Quirk,
                                          Secretary

[date]

IMPORTANT -- We urge you to sign and date the enclosed proxy card(s) and return it in the enclosed envelope which requires no postage (or to take advantage of the electronic or telephonic voting procedures described on the proxy card(s)). Your prompt return of the enclosed proxy card(s) (or your voting by other available means) may save the necessity and expense of further solicitations. If you wish to attend the Meeting and vote your shares in person at that time, you will still be able to do so.

                                Table of Contents

Introduction....................
Proposal 1: Election of Trustees/Directors for the Acquired
         Trust/Corporation........
         Nominees for Election..............
         Trustees/Directors Not Standing for Re-election............
         Responsibilities of the Board -- Board and Committee Meetings........
         Audit Committee........
         Committee on Independent Trustees/Directors........
         Attendance............
         Honorary Trustees/Directors.........
         Officers.............
         Compensation of Trustees/Directors and Officers.........
Proposal 2: Approval of Agreement and Plan of Reorganization......
         I. SYNOPSIS.........
                  Introduction.........
                  Background of the Reorganization...........
                  Reasons for the Proposed Transaction; Board Approval.......
                  Investment Objectives, Policies and Restrictions of the
                  Funds........
                  Portfolio Turnover..........
                  Performance...........
                  Investment Manager; Fees and Expenses......
                  Administrative Fee..........
                  Comparison of Expenses.........
                  Financial Highlights.........
                  Distribution of Shares........
                  Purchase, Redemption and Exchange Information.........
                  Dividends and other Distributions..........
                  Tax Consequences........
         II. PRINCIPAL RISK FACTORS......
         III. THE PROPOSED TRANSCTION..........
                  Description of the Plan........
                  Board Approval of the Proposed Transaction......
                  Description of the Securities to be Issued.....
                  Federal Income Tax Consequences.........
                  Capitalization...........
Proposal 3: Ratification or Rejection of the Selection of Independent
Accountants
Additional Information
Exhibit A
Exhibit B
Appendix 1
Appendix 2
Part B:  Statement of Additional Information
Part C:  Other Information

                           PROXY STATEMENT/PROSPECTUS
                                     [DATE]

                 Relating to the acquisition of the assets of
        AARP INSURED TAX FREE GENERAL BOND FUND (the "Acquired Fund"),
                              a separate series of
                AARP TAX FREE INCOME TRUST (the "Acquired Trust")
                             Two International Place
                        Boston, Massachusetts 02110-4103
                                 (800) 253-2277

by and in exchange for the AARP Shares class of shares of beneficial interest of
            SCUDDER MANAGED MUNICIPAL BONDS (the "Acquiring Fund"),
                              a separate series of
                 SCUDDER MUNICIPAL TRUST (the "Acquiring Trust")
                             Two International Place
                        Boston, Massachusetts 02110-4103
                                 (800) 728-3337

                                  INTRODUCTION

      This Proxy Statement/Prospectus is being furnished to shareholders of the Acquired Fund in connection with three proposals (each a "Proposal"). Proposal 1 describes the election of Trustees, and Proposal 3 proposes the ratification of the Acquired Fund's accountants.

      In Proposal 2, shareholders are asked to approve a proposed reorganization in which all or substantially all of the assets of the Acquired Fund would be acquired by the Acquiring Fund, in exchange for shares of beneficial interest of the AARP Shares class of the Acquiring Fund (known as "AARP Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, as described more fully below (the "Reorganization"). Shares of the Acquiring Fund thereby received would then be distributed to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. As a result of the Reorganization, each shareholder of the Acquired Fund would receive that number of AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund held as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). Shareholders of the Acquired Fund will vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which the Reorganization would be consummated. A copy of the Plan is attached hereto as Exhibit A. The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. The Reorganization is expected to occur on or about July 31, 2000.

      Proposals 1 and 2 relate to a restructuring program proposed by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), and described in more detail below.

      It is being proposed to shareholders of Scudder Ohio Tax Free Fund, another fund advised by Scudder Kemper, the investment manager for each of the Acquiring Fund and the Acquired Fund, that the Acquiring Fund acquire the assets of that other fund. Each of the closing of this other acquisition and the Closing is contingent upon the other.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      In the descriptions of the Proposals below, the word "fund" is sometimes used to mean investment companies or series thereof in general, and not the Acquired Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement as being taken by either the Acquired Fund or the Acquiring Fund (each a "Fund" and collectively the "Funds"), although all actions are actually taken either by the Acquired Trust or the Acquiring Trust (together with the Acquired Trust, the "Trusts"), on behalf of the applicable Fund.

      This Proxy Statement/Prospectus sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquiring Fund, see the Acquiring Fund's prospectus, dated October 1, 1999, as supplemented from time to time, which is included herewith and incorporated herein by reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of the Acquired Fund, see the Acquired Fund's prospectus, dated February 1, 2000, as supplemented from time to time, which is incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Acquired Fund at the telephone number or address set forth on the preceding page.

      The Acquiring Fund's Statement of Additional Information, dated October 1, 1999, is incorporated herein by reference and may be obtained upon request and without charge by calling or writing the Acquiring Fund at the telephone number or address set forth on the preceding page. A Statement of Additional Information dated ___________________, containing additional information about the Reorganization and the parties thereto has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of the Statement of Additional Information relating to the Reorganization is available upon request and without charge by calling or writing the Acquiring Fund at the telephone number or address set forth on the preceding page. Shareholder inquiries regarding the Acquired Fund may be made by calling (800) 253-2277. Shareholder inquiries regarding the Acquiring Fund may be made by calling (800) 728-3337. The information contained herein concerning the Acquired Fund has been provided by, and is included herein in reliance upon, the Acquired Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, the Acquiring Fund. The AARP Shares will be a newly-established class of shares of the Acquiring Fund and will be identical in all material respects to the Acquiring Fund shares currently offered and sold, as described in the prospectus and statement of additional information for the Acquiring Fund, dated October 1, 1999, except as otherwise described herein.

      The Acquiring Fund and the Acquired Fund are diversified series of shares of beneficial interest of, respectively, the Acquiring Trust and the Acquired Trust. The Acquiring Trust and the Acquired Trust are open-end management investment companies organized as Massachusetts business trusts.

      The Board of Trustees (except as otherwise noted, "Trustees" refers to the Trustees of the Acquired Trust and "Board" refers to the Board of Trustees of the Acquired Trust) is soliciting proxies from shareholders of the Acquired Fund, on behalf of the Acquired Fund, for the Special Meeting of Shareholders to be held on July 11, 2000, at Scudder Kemper's offices, at Floor 13, Two International Place, Boston, MA 02110-4103, at 2:00 p.m. (Eastern time), or at such later time made necessary by adjournment (the "Meeting").

      The Board of Trustees recommends that shareholders vote for the nominees listed in Proposal 1, and for Proposals 2 and 3.

             PROPOSAL 1: ELECTION OF TRUSTEES FOR THE ACQUIRED TRUST

      At the Meeting, shareholders will be asked to elect nine individuals to constitute the Board of Trustees of the Acquired Trust. These individuals were nominated after a careful and deliberate selection process by the present Board of Trustees of the Acquired Trust. The nominees for election, who are listed below, include seven persons who currently serve as Independent Trustees (as defined below) of the Acquired Trust, the Acquiring Trust or as independent trustees or directors of other no-load funds advised by Scudder Kemper and who have no affiliation with Scudder Kemper or AARP. The nominees listed below are also being nominated for election as Trustees of the Acquiring Trust and as trustees or directors of most of the other no-load funds advised by Scudder Kemper.

      Currently, five different boards of trustees or directors are responsible for overseeing different groups of no-load funds advised by Scudder Kemper. As part of a broader restructuring effort described below under Proposal 2, Scudder Kemper has recommended, and the Board of Trustees has agreed, that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Scudder no-load funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Funds and Scudder Kemper.

      Election of each of the listed nominees for Trustee on the Board of the Acquired Trust requires the affirmative vote of a plurality of the votes cast at the Meeting, in person or by proxy. The persons named as proxies on the enclosed proxy card will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee of the Acquired Trust until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Acquired Trust. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the Trustees may recommend. The following paragraphs and table set forth information concerning the nominees and the Trustees not standing for re-election. Each nominee's or Trustee's age is in parentheses after his or her name. Unless otherwise noted,
(i) each of the nominees and Trustees has engaged in the principal occupation listed in the following paragraphs and table for more than five years, but not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103.

Nominees for Election as Trustees:

Henry P. Becton, Jr. (56)

Henry P. Becton, Jr. graduated from Yale University in 1965, where he was elected to Phi Beta Kappa and was Chairman of the Yale Broadcasting Corporation. He received his J.D. degree from Harvard Law School in 1968. He joined the staff of WGBH Educational Foundation in 1970, was appointed General Manager in 1978, and was elected President and General Manager in 1984. Mr. Becton is a member of the PBS Board of Directors, a Trustee of American Public Television, the New England Aquarium, the Boston Museum of Science, Concord Academy, and the Massachusetts Corporation for Educational Telecommunications, an Overseer of the Boston Museum of Fine Arts, and a member of the Board of

Governors of the Banff International Television Festival Foundation. He is also a Director of Becton Dickinson and Company and A.H. Belo Company, a Trustee of the Committee for Economic Development, and a member of the Board of Visitors of the Dimock Community Health Center, the Dean's Council of Harvard University's Graduate School of Education, and the Massachusetts Bar. Mr. Becton has served as a trustee of various mutual funds advised by Scudder Kemper since 1990.

Linda C. Coughlin (48)*

Linda C. Coughlin, a Managing Director of Scudder Kemper, is head of Scudder Kemper's U.S. Retail Mutual Funds Business. Ms. Coughlin joined Scudder Kemper in 1986 and was a member of the firm's Board of Directors. She currently oversees the marketing, service and operations of Scudder Kemper retail businesses in the United States, which include the Scudder, Kemper, AARP, and closed-end fund families, and the direct and intermediary channels. She also serves as Chairperson of the AARP Investment Program from Scudder and as a Trustee of the Program's mutual funds. Ms. Coughlin is also a member of the Mutual Funds Management Group. Previously, she served as a regional Marketing Director in the retail banking division of Citibank and at the American Express Company as Director of Consumer Marketing for the mutual fund group. Ms. Coughlin received a B.A. degree in economics (summa cum laude) from Fordham University. Ms. Coughlin has served on the boards of various funds advised by Scudder Kemper, including the AARP Investment Program Funds, since 1996.

Dawn-Marie Driscoll (53)

Dawn-Marie Driscoll is an Executive Fellow and Advisory Board member of the Center for Business Ethics at Bentley College, one of the nation's leading institutes devoted to the study and practice of business ethics. Ms. Driscoll is also president of Driscoll Associates, a consulting firm. She is a member of the Board of Governors of the Investment Company Institute and serves as Chairman of the Directors Services Committee. She has been a director, trustee and overseer of many civic and business institutions, including The Massachusetts Bay United Way and Regis College. Ms. Driscoll was formerly a law partner at Palmer & Dodge in Boston and served for over a decade as Vice President of Corporate Affairs and General Counsel of Filene's, the Boston-based department store chain. Ms. Driscoll received a B.A. from Regis College, a J.D. from Suffolk University Law School, a D.H.L. (honorary) from Suffolk University and a D.C.S. (honorary) from Bentley College Graduate School of Business. Ms. Driscoll has served as a trustee of various mutual funds advised by Scudder Kemper since 1987.

Edgar R. Fiedler (70)

Edgar R. Fiedler is Senior Fellow and Economic Counsellor at The Conference Board. He served as the Board's Vice President, Economic Research from 1975 to 1986 and as Vice President and Economic Counsellor from 1986 to 1996. Mr. Fiedler's business experience includes positions at Eastman Kodak in Rochester (1956-59), Doubleday and Company in New York City (1959-60), and Bankers Trust Company in New York City (1960-69). He also served as Assistant Secretary of the Treasury for Economic Policy from 1971 to 1975. Mr. Fiedler graduated from the University of Wisconsin in 1951. He received his M.B.A. from the University of Michigan and his doctorate from New York University. During the 1980's, Mr. Fiedler was an Adjunct Professor of Economics at the Columbia University Graduate School of Business. From 1990 to 1991, he was the Stephen Edward Scarff Distinguished Professor at Lawrence University in Wisconsin. Mr. Fiedler is a Director of The Stanley Works, Harris Insight Funds, Brazil Fund, and PEG Capital Management, Inc. He has served as a board member of various mutual funds advised by Scudder Kemper, including the AARP Investment Program Funds, since 1984.

Keith R. Fox (46)

Keith R. Fox is the managing partner of the Exeter Group of Funds, a series of private equity funds with offices in New York and Boston, which he founded in 1986. The Exeter Group invests in a wide range of private equity situations, including venture capital, expansion financings, recapitalizations and management buyouts. Prior to forming Exeter, Mr. Fox was a director and vice president of BT Capital Corporation, a subsidiary of Bankers Trust New York Corporation organized as a small business investment company and based in New York City. Mr. Fox graduated from Oxford University in 1976, and in 1981 received an M.B.A. degree from the Harvard Business School. Mr. Fox is also a qualified accountant. He is a board member and former Chairman of the National Association of Small Business Investment Companies, and a director of Golden State Vintners, K-Communications, Progressive Holding Corporation and Facts On File, as well as a former director of over twenty companies. Mr. Fox has served as a trustee of various mutual funds advised by Scudder Kemper since 1996.

Joan Edelman Spero (55)

Joan E. Spero is the president of the Doris Duke Charitable Foundation, a position to which she was named in January 1997. From 1993 to 1997, Ms. Spero served as Undersecretary of State for Economic, Business and Agricultural Affairs under President Clinton. From 1981 to 1993, she was an executive at the American Express Company, where her last position was executive vice president for Corporate Affairs and Communications. Ms. Spero served as U.N. Ambassador to the United Nations Economic and Social Council under President Carter from 1980 to 1981. She was an assistant professor at Columbia University from 1973 to 1979. She graduated Phi Beta Kappa from the University of Wisconsin and holds a master's degree in international affairs and a doctorate in political science from Columbia University. Ms. Spero is a member of the Council on Foreign Relations and the Council of American Ambassadors. She also serves as a trustee of the Wisconsin Alumni Research Foundation, The Brookings Institution and Columbia University and is a Director of First Data Corporation. Ms. Spero has served as a trustee of various mutual funds advised by Scudder Kemper since 1998.

Jean Gleason Stromberg (56)

Ms. Stromberg acts as a consultant on regulatory matters. From 1996 to 1997, Ms. Stromberg represented the U.S. General Accounting Office before Congress and elsewhere on issues involving banking, securities, securities markets, and government-sponsored enterprises. Prior to that, Ms. Stromberg was a corporate and securities law partner at the Washington, D.C. law office of Fulbright and Jaworski, a national law firm. She served as Associate Director of the SEC's Division of Investment Management from 1977 to 1979 and prior to that was Special Counsel for the Division of Corporation Finance from 1972 to 1977. Ms. Stromberg graduated Phi Beta Kappa from Wellesley College and received her law degree from Harvard Law School. From 1988 to 1991 and 1993 to 1996, she was a Trustee of the American Bar Retirement Association, the funding vehicle for American Bar Association-sponsored retirement plans. Ms. Stromberg serves on the Wellesley College Business Leadership Council and the Council for Mutual Fund Director Education at Northwestern University Law School and was a panelist at the SEC's Investment Company Director's Roundtable. Ms. Stromberg has served as a board member of the AARP Investment Program Funds since 1997.

Jean C. Tempel (56)

Jean C. Tempel is a venture partner for Internet Capital Group, a strategic network of Internet partnership companies whose principal offices are in Wayne, Pennsylvania. Ms. Tempel concentrates on investment opportunities in the Boston area. She spent 25 years in technology/operations executive management at various New England banks, building custody operations and real time financial/securities processing systems, most recently as Chief Operations Officer at The Boston Company. From 1991 until 1993 she was president/COO of Safeguard Scientifics, a Pennsylvania technology venture company. In that role she was a founding investor, director and vice chairman of Cambridge Technology Partners. She is a director of XLVision, Inc., Marathon Technologies, Inc., Aberdeen Group and Sonesta Hotels International, and is a Trustee of Northeastern University, Connecticut College, and The Commonwealth Institute. She received a B.A. from Connecticut College, an M.S. from Rensselaer Polytechnic Institute of New York, and attended Harvard Business School's Advanced Management Program. Ms. Tempel has served as a trustee of various mutual funds advised by Scudder Kemper since 1994.

Steven Zaleznick (45)*

Steven Zaleznick is President and CEO of AARP Services, Inc., a wholly-owned and independently-operated subsidiary of AARP which manages a range of products and services offered to AARP members, provides marketing services to AARP and its member service providers and establishes an electronic commerce presence for AARP members. Mr. Zaleznick previously served as the AARP's general counsel for nine years. He was responsible for the legal affairs of the AARP, which included tax and legal matters affecting non-profit organizations, contract negotiations, publication review and public policy litigation. In 1979, he joined the AARP as a legislation representative responsible for issues involving taxes, pensions, age discrimination, and other national issues affecting older Americans. Mr. Zaleznick is President of the Board of Cradle of Hope Adoption Center in Washington, D.C. He is a former treasurer and currently a board member of the National Senior Citizens Law Center. Mr. Zaleznick received his B.A. in economics from Brown University. He received his J.D. degree from Georgetown University Law Center and is a member of the District of Columbia Bar Association.

Trustees Not Standing for Re-election:

--------------------------------------------------------------------------------
                                        Present Office with the Acquired Trust;
                                           Principal Occupation or Employment
Name                                              and Directorships
----                                              -----------------

--------------------------------------------------------------------------------
Horace B. Deets (61)*                   Vice Chairperson and Trustee; Executive
                                        Director, AARP (1989 - Present). Mr.
                                        Deets serves on the Boards of an
                                        additional 4 trusts whose funds are
                                        advised by Scudder Kemper.

--------------------------------------------------------------------------------
Carole Lewis Anderson (55)              Trustee; Principal, Suburban Capital
                                        Markets, Inc. (1995 - Present). Ms.
                                        Anderson serves on the Boards of an
                                        additional 4 trusts whose funds are
                                        advised by Scudder Kemper.

--------------------------------------------------------------------------------
Adelaide Attard (69)                    Trustee; Member, NYC Department of Aging
                                        Advisory Council (1995 - Present);
                                        Consultant, Gerontology Commissioner,
                                        County of Nassau, New York, Department
                                        of Senior Citizen Affairs (1971-1991).
                                        Ms. Attard serves on the Boards of an
                                        additional 4 trusts whose funds are
                                        advised by Scudder Kemper.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Robert N. Butler, M.D. (73)             Trustee; Director, International
                                        Longevity Center and Professor of
                                        Geriatrics and Adult Development;
                                        Chairman, Henry L. Schwartz Department
                                        of Geriatrics and Adult Development,
                                        Mount Sinai Medical Center (1982 -
                                        present). Dr. Butler serves on the
                                        Boards of an additional 4 trusts whose
                                        funds are advised by Scudder Kemper.

--------------------------------------------------------------------------------
Lt. Gen. Eugene P. Forrester (73)       Trustee; Lt. General (Retired), U.S.
                                        Army; International Trade Counselor
                                        (1983 - present); Consultant. Lt. Gen.
                                        Forrester serves on the Boards of an
                                        additional 4 trusts whose funds are
                                        advised by Scudder Kemper.

--------------------------------------------------------------------------------
George L. Maddox, Jr. (74)              Trustee; Professor Emeritus and
                                        Director, Long Term Care Resources
                                        Program, Duke University Medical Center;
                                        Professor Emeritus of Sociology,
                                        Departments of Sociology and Psychiatry,
                                        Duke University. Mr. Maddox serves on
                                        the Boards of an additional 4 trusts
                                        whose funds are advised by Scudder
                                        Kemper.

--------------------------------------------------------------------------------
Robert J. Myers (87)                    Trustee; Actuarial Consultant (1983 -
                                        present). Mr. Myers serves on the Boards of an additional 4 trusts whose funds are advised by Scudder Kemper.

--------------------------------------------------------------------------------
James H. Schulz (63)                    Trustee; Professor of Economics and
                                        Kirstein Professor of Aging Policy,
                                        Policy Center on Aging, Florence Heller
                                        School, Brandeis University. Mr. Schulz
                                        serves on the Boards of an additional 4
                                        trusts whose funds are advised by
                                        Scudder Kemper.

--------------------------------------------------------------------------------
Gordon Shillinglaw (74)                 Trustee; Professor Emeritus of
                                        Accounting, Columbia University Graduate
                                        School of Business. Dr. Shillinglaw
                                        serves on the Boards of an additional 4
                                        trusts whose funds are advised by
                                        Scudder Kemper.

--------------------------------------------------------------------------------

* Nominee or Trustee considered by the Acquired Trust and its counsel to be an "interested person" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Acquired Trust, the Investment Manager or AARP because of his or her employment by the Investment Manager or AARP, and, in some cases, holding offices with the Acquired Trust.

      Appendix 1 hereto sets forth the number of shares of each series of the Acquired Trust owned directly or beneficially by the Trustees of the Acquired Trust and by the nominees for election.

Responsibilities of the Board -- Board and Committee Meetings

      A fund's board is responsible for the general oversight of fund business. The board that is proposed for shareholder voting at this Meeting is comprised of two individuals who are considered "interested" Trustees, and seven individuals who have no affiliation with Scudder Kemper and who are called "independent" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. On the proposed Board of Trustees, if approved by shareholders, nearly 78% will be Independent Trustees. The Independent Trustees have been nominated solely by the current Independent Trustees of the Acquired Trust, a practice also favored by the SEC. The Independent Trustees have primary responsibility for assuring that the Acquired Fund is managed in the best interests of its shareholders.

      The Trustees meet several times during the year to review the investment performance of each fund of the Acquired Trust and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted several policies and practices which help ensure their effectiveness and independence in reviewing fees and representing shareholders. Many of these are similar to those suggested in the 1999 Advisory Group Report on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters. The Trustees are also assisted in this regard by the funds' independent public accountants and other independent experts retained for this purpose. The Independent Trustees regularly meet privately with their counsel and other advisors. In addition, the Independent Trustees from time to time have appointed task forces and subcommittees from their members to focus on particular matters.

      The Board of the Acquired Trust has an Audit Committee and a Committee on Independent Trustees, the responsibilities of which are described below. In addition, the Acquired Trust has an Executive Committee, a Shareholder Service Committee and a Valuation Committee.

Audit Committee

      The Audit Committee reviews with management and the independent public accountants for each series of the Acquired Trust, among other things, the scope of the audit and the internal controls of each series of the Acquired Trust and its agents, reviews and approves in advance the type of services to be rendered by independent accountants, recommends the selection of independent accountants for each series of the Acquired Trust to the Board, reviews the independence of such firm and, in general, considers and reports to the Board on matters regarding the accounting and financial reporting practices of each series of the Acquired Trust.

      As suggested by the Advisory Group Report, the Acquired Trust's Audit Committee is comprised entirely of Independent Trustees, meets privately with the independent accountants of each series of the Acquired Trust, will receive annual representations from the accountants as to their independence, and has a written charter that delineates the committee's duties and powers.

Committee on Independent Trustees

      The Board of Trustees of the Acquired Trust has a Committee on Independent Trustees, comprised solely of Independent Trustees, charged with the duty of making all nominations of Independent Trustees, establishing Trustees' compensation policies and reviewing matters relating to the Independent Trustees.

Attendance

      The full Board of Trustees of the Acquired Trust met five times, the Audit Committee met two times and the Committee on Independent Trustees met two times during calendar year 1999. Each then current Trustee attended 100% of the total meetings of the Board and each committee on which he or she served as a regular member that were held during that period, except Horace B. Deets, Robert J. Myers and James H. Schulz, who attended 90%, 94% and 92%, respectively, of those meetings. In addition to these Board and committee meetings, the Trustees of the Acquired Trust attended various other meetings on behalf of the Acquired Trust during the year, including meetings with their independent legal counsel and informational meetings.

Officers

      The following persons are officers of the Acquired Trust:

--------------------------------------------------------------------------------

                             Present Office with the
                            Acquired Trust; Principal         Year First
Name (Age)                  Occupation or Employment(1)   Became an Officer(2)
----------                  ---------------------------   --------------------

--------------------------------------------------------------------------------
Linda C. Coughlin (48)      Trustee and President;        2000
                            Managing Director of
                            Scudder Kemper
--------------------------------------------------------------------------------
William Glavin (41)         Vice President;               1997
                            Senior Vice President of
                            Scudder Kemper

--------------------------------------------------------------------------------
Ann M. McCreary (43)        Vice President; Managing      1998
                            Director of Scudder
                            Kemper

--------------------------------------------------------------------------------
James Masur (39)            Vice President; Senior        1999
                            Vice President of Scudder
                            Kemper


--------------------------------------------------------------------------------
John Millette (37)          Vice President and            1999
                            Assistant Secretary;
                            Assistant Vice President
                            of Scudder Kemper

--------------------------------------------------------------------------------

----------
(1) Unless otherwise stated, all of the officers have been associated with their respective companies for more than five years, although not necessarily in the same capacity.

(2) The President, Treasurer and Secretary each holds office until his or her successor has been duly elected and qualified, and all other officers hold offices in accordance with the By-laws of the Acquired Trust.

--------------------------------------------------------------------------------
James W. Pasman (47)        Vice President; Senior        1996
                            Vice President of Scudder
                            Kemper

--------------------------------------------------------------------------------
Kathryn L. Quirk (47)       Vice President and            1997
                            Secretary; Managing
                            Director of Scudder Kemper

--------------------------------------------------------------------------------
John Hebble (41)            Treasurer; Senior Vice        1997
                            President, Scudder Kemper

--------------------------------------------------------------------------------

Compensation of Trustees and Officers

      The Acquired Trust pays each Independent Trustee an annual Trustee's fee for each series of the Acquired Trust plus specified amounts for Board and committee meetings attended and reimburses expenses related to the business of any series of the Acquired Trust. As of April 1, 1999, each Independent Trustee receives an annual Trustee's fee of $12,000. (Prior to April 1, 1999, the annual Trustee's fee was $10,000) Each Independent Trustee also receives fees of $175 per fund for attending each meeting of the Board and between $80 and $150 per fund (depending on meeting type) for attending each committee meeting, or meeting held for the purpose of considering arrangements between the Acquired Trust and Scudder Kemper, or any of its other affiliates. The newly-constituted Board may determine to change its compensation structure.

      The Independent Trustees of the Acquired Trust are not entitled to benefits under any pension or retirement plan. A one-time benefit, however, will be provided to those Independent Trustees who are not standing for re-election in an amount equal to twice a Trustee's calendar year 1999 compensation from the Acquired Trust. Inasmuch as Scudder Kemper will also benefit from the administrative efficiencies of a consolidated board, Scudder Kemper has agreed to bear one-half of the cost of any such benefit.

      Scudder Kemper supervises the Acquired Trust's investments, pays the compensation and certain expenses of its personnel who serve as Trustees and officers of the Acquired Trust and receives a management fee for its services. Several of the Acquired Trust's officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Acquired Trust makes no direct payments to them other than for reimbursement of travel expenses in connection with their attendance at Board and committee meetings.

      The following Compensation Table provides in tabular form the following data:

      Column (1) All Trustees who receive compensation from the Acquired Trust.

      Column (2) Aggregate compensation received by each Trustee of the Acquired Trust during calendar year 1999.

      Column (3) Total compensation received by each Trustee from funds managed by Scudder Kemper (collectively, the "Fund Complex") during calendar year 1999.

Compensation Table

--------------------------------------------------------------------------------
Trustees                   Aggregate Compensation       Total Compensation
                           (number of funds)            from Fund Complex*
                                                        Paid to Trustee
--------------------------------------------------------------------------------
Carole Lewis Anderson      $5,078 (2 funds)             $40,935  (16 funds)
--------------------------------------------------------------------------------
Adelaide Attard            $4,758 (2 funds)             $38,375  (16 funds)
--------------------------------------------------------------------------------
Robert N. Butler           $4,318 (2 funds)             $34,855  (16 funds)
--------------------------------------------------------------------------------
Edgar R. Fiedler           $2,198 (2 funds)             $54,495  (17 funds)
--------------------------------------------------------------------------------
Eugene P. Forrester        $5,078 (2 funds)             $40,935  (16 funds)
--------------------------------------------------------------------------------
George L. Maddox, Jr.      $5,078 (2 funds)             $40,935  (16 funds)
--------------------------------------------------------------------------------
Robert J. Myers            $4,758 (2 funds)             $38,200  (16 funds)
--------------------------------------------------------------------------------
James H. Schulz            $4,598 (2 funds)             $37,095  (16 funds)
--------------------------------------------------------------------------------
Gordon Shillinglaw         $5,043 (2 funds)             $44,280  (16 funds)
--------------------------------------------------------------------------------
Jean Gleason Stromberg     $5,078 (2 funds)             $40,935  (16 funds)
--------------------------------------------------------------------------------

* The Fund Complex includes two funds for which the Trustees serve without compensation.

    The Board of Trustees of AARP Tax Free Income Trust recommends that the shareholders of AARP Tax Free General Bond Fund vote for each nominee.

                             PROPOSAL 2: APPROVAL OF
                      AGREEMENT AND PLAN OF REORGANIZATION

I.    SYNOPSIS

      The following is a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectuses and Statements of Additional Information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

Introduction

      The Board of the Acquired Trust, including all of the Independent Trustees, approved the Plan at a meeting held on February 7, 2000. Subject to its approval by the shareholders of the Acquired Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund in exchange for AARP Shares; (b) the distribution of such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund; and (c) the abolition of the Acquired Fund as a series of the Acquired Trust. As a result of the Reorganization, each shareholder of the Acquired Fund will become a shareholder of the AARP Shares and will hold, immediately after the Reorganization, AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Acquired Fund on the Valuation Date.

      Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Acquired Fund's shareholders will continue to enjoy many of the same shareholder privileges as they currently enjoy, such as the ability to buy, exchange and sell shares without paying a sales commission, access to professional service representatives, and automatic dividend reinvestment. See "Purchase, Redemption and Exchange Information."

Background of the Reorganization

      The Reorganization is part of a broader restructuring program proposed by Scudder Kemper to respond to changing industry conditions and investor needs. Scudder Kemper seeks to offer the full lineup of the Scudder Family of no-load funds to members of the AARP Investment Program. The expanded offering should position the AARP Investment Program to meet the increasingly diverse needs of current and prospective AARP members.

      Scudder Kemper and AARP have advised the Board that they believe that the proposed changes in the AARP Investment Program from Scudder are in the interests of shareholders of the funds offered through the AARP Investment Program (the "AARP Funds") and AARP members: the Program would consist of forty-three no-load funds compared with the current sixteen and would retain its separate identity with separate statements and lower minimum investments for participating shareholders; six core funds would continue to have a risk managed strategy; education will remain a focus of Scudder Kemper; and AARP will continue to be involved with the Program and is proposed to have board representation.

      As part of this initiative, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises. Scudder Kemper believes, and has advised the boards, that the consolidation of certain funds advised by it would benefit fund shareholders. Scudder Kemper has, therefore, proposed the consolidation of a number of no-load funds advised by it that Scudder Kemper believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the Scudder Funds and the AARP Funds, all of which are advised by Scudder Kemper. Consolidation plans are proposed for other funds that have not gathered enough assets to operate efficiently and, in turn, have relatively high expense ratios. Scudder Kemper believes that these consolidations may help to enhance investment performance of funds and increase efficiency of operations. The Reorganization is also expected to result in lower operating expenses for Acquired Fund shareholders, as described in "Comparison of Expenses" below.

      There are currently five different boards for the no-load funds advised by Scudder Kemper. Scudder Kemper believes, and has proposed to the boards, that creating a single board responsible for most of the no-load funds advised by Scudder Kemper would increase efficiency and benefit fund shareholders. (See Proposal 1 above.)

      As part of this restructuring effort, Scudder Kemper has also proposed the adoption of an administrative fee for most of the no-load funds advised by Scudder Kemper. Under this fee structure, in exchange for payment by the Acquiring Fund of an administrative fee, Scudder Kemper would agree to provide or pay for substantially all services that a fund normally requires for its operations, other than those provided under the fund's investment management agreement and certain other expenses. Such an administrative fee would enable investors to determine with greater certainty the expense level that a fund will experience, and would transfer substantially all of the risk of increased costs to Scudder Kemper. Scudder Kemper has proposed that the Acquiring Fund implement such an administrative fee upon the Closing, as described in "Administrative Fee" below.

      The fund consolidations, the adoption of an administrative fee and the creation of a single board are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

      Since receiving Scudder Kemper's proposals on September 22, 1999, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Trustees have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

      The Trustees believe that the Reorganization may provide shareholders of the Acquired Fund with the following benefits:

o LOWER EXPENSES. If the Reorganization is approved, Acquired Fund shareholders may benefit from lower total Fund operating expenses. Please refer to "Comparison of Expenses" below.

o GREATER PREDICTABILITY OF EXPENSES. On or prior to Closing, the Acquiring Fund and Scudder Kemper will enter into an administrative services agreement pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Acquiring Fund, and most Acquiring Fund expenses, in return for payment by the Acquiring Fund of a single administrative fee rate. This agreement, which has an initial three year term, will protect the Acquiring Fund's shareholders from increases in the Acquiring Fund's expense ratio attributed to any increases in the costs of providing these services.

o SIMILAR INVESTMENT OBJECTIVES AND POLICIES. The combined fund will continue to seek income exempt from regular federal income tax through investments primarily in domestic municipal bonds. Although the combined fund will not have the Acquired Fund's current policy of investing in insured bonds, if the Reorganization is approved, the combined fund will modify its investment objective to also actively seek to reduce downside risk as compared with other municipal bond funds, an objective consistent with the risk-managed aspect of the Acquired Fund's objective. The Funds are currently managed by the same portfolio management teams and, notwithstanding the Acquired Fund's higher allocation of insured bonds, have similar investment styles.

o INVESTMENT IN A LARGER FUND. Scudder Kemper has advised the Trustees that the Acquired Fund's shareholders will benefit from an investment in a larger fund which will likely have the ability to effect portfolio transactions on more favorable terms and provide Scudder Kemper with greater investment flexibility and the ability to select a larger number of portfolio securities for the combined fund, with the attendant ability to spread investment risks among a larger number of portfolio securities.

o TAX-FREE REORGANIZATION. Shareholders of the Acquired Fund will exchange their shares for shares of the Acquiring Fund of equal value. It is expected that the transaction will be tax-free for Acquired Fund shareholders.

      For these reasons, as more fully described below under "The Proposed Transaction - Board Approval of the Proposed Transaction," the Trustees of the Acquired Trust, including the Independent Trustees, have concluded that:

o the Reorganization is in the best interests of the Acquired Fund and its shareholders; and

o the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

      Accordingly, the Trustees recommend approval of the Plan effecting the Reorganization. If the Plan is not approved, the Acquired Fund will continue in existence unless other action is taken by the Trustees.

Investment Objectives, Policies and Restrictions of the Funds

      The investment objectives, policies and restrictions of the Acquired Fund and the Acquiring Fund (and, consequently, the risks of investing in either
Fund) are very similar. Some differences do exist. The investment objective of the Acquiring Fund is to seek income exempt from regular federal income tax. The investment objective of the Acquired Fund is to produce a high level of income free from federal income taxes while actively seeking to reduce downside risk as compared with other insured tax-free bond mutual funds. There can be no assurance that either Fund will achieve its investment objective. Both Funds have the same portfolio managers and are managed in a substantially similar manner, except that the Acquired Fund seeks to reduce downside risk. The Fund seeks to reduce downside risk by maintaining a duration that is generally shorter than comparable mutual funds and adjusting its duration in response to market conditions.

      The Acquiring Fund must invest 80% of its net assets in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax. Under normal market conditions, the Acquiring Fund expects to invest 100% of its portfolio in federally tax-exempt municipal securities. The Acquiring Fund, while it may invest in short, medium-, or long-term securities, has invested primarily in medium- and long-term municipal bonds in recent years. The Acquired Fund normally invests at least 80% of its net assets in high quality, tax-exempt municipal securities. It includes short- and medium-term bonds in its portfolio. The Acquired Fund also may invest up to 20% of its assets in U.S. government securities.

      At least 65% of the total assets held by the Acquired Fund must be fully insured as to the principal amount and interest by nationally recognized private insurers. The Acquiring Fund has no such requirement. Insurance guarantees the timely payment of principal and interest, but does not protect against a decrease in value. Insurance also involves a cost to the Acquired Fund which will reduce yield.

      The Acquiring Fund normally invests at least 65% of its net assets in securities rated within the top three rating categories by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services, a division of the McGraw-Hill Companies, Inc. ("S&P"), or if unrated, of equivalent quality as determined by the Acquiring Fund's investment adviser. The Acquiring Fund may invest up to 10% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P, but will not purchase bonds rated below B. The Acquired Fund, except with respect to futures and options, only purchases securities rated within the top three rating categories by Moody's and S&P, independent of any applicable insurance credit enhancement.

      The Acquiring Fund may invest in municipal notes, including tax anticipation notes, revenue anticipation notes and construction loan notes, and municipal bonds, including general obligation bonds, revenue bonds, prerefunded bonds, industrial development and pollution control bonds. The Acquiring Fund may also invest in variable rate demand instruments, stand-by commitments, municipal lease obligations, when-issued or forward delivery securities and warrants to purchase debt securities, and may engage in other puts and repurchase agreements.

      The Acquired Fund may invest in short-term taxable U.S. Government securities and may engage in repurchase agreements on permitted investments or backed by U.S. Government securities. In addition, the Acquired Fund may invest in demand notes, tax-exempt commercial paper, financial futures contracts, tax-exempt custodial receipts, municipal lease obligations, participation agreements, stand-by commitments and third-party puts. The Acquired Fund seeks to invest in bonds with "call protection." The Acquired Fund may make only limited use of strategic transactions. The Acquiring Fund, while limited to 5% of assets committed to strategic transactions entered into for non-hedging purposes, may make more use of such transactions.

      Each Fund may invest up to 20% of its assets in securities whose investment income is taxable or is subject to the Alternative Minimum Tax. The Acquired Fund has no current intention to purchase such securities.

      Each Fund also has different limits regarding the percentage of assets that may be invested in private activity bonds, which the Acquired Fund currently does not intend to purchase. In addition, the Acquired Fund does not invest in securities issued by tobacco-producing companies, and has a stated goal of educating shareholders on investment topics affecting their lives. Upon the Closing, the Acquiring Fund will modify its investment objective to provide income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. In addition, the Acquiring Fund will adopt the policy of excluding investment in securities issued by tobacco-producing companies.

      The Acquiring Fund's investment restrictions, as set forth in its Statement of Additional Information, are identical to the Acquired Fund's investment restrictions, except that the Funds use different language to characterize the types of instruments in which 80% of each Fund's assets must be invested. The Acquiring Fund must have 80% of its net assets invested in "municipal securities" during periods of normal market conditions, while the Acquired fund must have 80% of its net assets invested in "securities that are exempt from Federal income tax" during periods of normal market conditions.

      Investment restrictions of each Fund that are fundamental policies may not be changed without the approval of Fund shareholders. Investors should refer to the respective Statements of Additional Information of the Acquiring Fund and the Acquired Fund for a fuller description of each Fund's investment policies and restrictions.

Portfolio Turnover

      The average annual portfolio turnover rate for the Acquiring Fund, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended December 31, 1998 and for the five months ended May 31, 1999 (i.e., prior to the creation of AARP Shares) was 8.6% and 13.8% (annualized), respectively. The average annual portfolio turnover rate for the Acquired Fund for the fiscal year ended September 30, 1999 was 7.9%.

Performance

      The following table compares the investment performance of each Fund, and may provide some indication of the risks of investing in each Fund by showing changes in each Fund's performance from year to year and how the Fund's average annual return for the periods indicated compare with those of a broad measure of market performance. Neither Fund's past performance is an indication of how the Fund will perform in the future.

                           Average Annual Total Return
                    For the Periods Ending December 31, 1999

--------------------------------------------------------------------------------

                    Acquiring Fund*      Acquired Fund       Benchmark Index**
                    ---------------      -------------       -----------------

--------------------------------------------------------------------------------
Past year              (1.96%)             (2.00%)               (2.06%)

--------------------------------------------------------------------------------
Past 5 years            6.78%               6.27%                 6.91%

--------------------------------------------------------------------------------
Past 10 years           6.80%               6.38%                 6.89%

--------------------------------------------------------------------------------

* AARP Shares were not offered during the periods covered. Performance shown is for shares of the Acquiring Fund existing during the periods covered.

**Each Fund's benchmark index is the Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

      For management's discussion of the Acquiring Fund's performance for the fiscal year ended May 31, 1999 (prior to the creation of AARP Shares), see Exhibit B attached hereto.

Investment Manager; Fees and Expenses

      Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by the Fund's Trustees. Shareholders pay no direct charges or fees for investment management or other services. Scudder Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

      The Investment Manager receives a fee for its services pursuant to its investment management agreement with the Acquiring Fund. For these services, the Acquiring Fund pays the Investment Manager a fee at an annual rate of 0.55% of the first $200 million of average daily net assets, 0.50% of the next $500 million and 0.475% on average daily net assets in excess of $700 million. The fee is graduated so that increases in the Acquiring Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of May 31, 1999, the Acquiring Fund had total net assets of $713,401,169. For the fiscal year ended December 31, 1998 and for the five months ended May 31, 1999, the Acquiring Fund paid the Investment Manager a fee of 0.51% and 0.51% (annualized), respectively, of average daily net assets.

      Scudder Kemper has proposed a new investment management agreement for the Acquiring Fund. The proposed new investment management agreement includes a new fee rate, which is, in all cases, effectively the same as or lower than the current rate applicable to the Acquiring Fund. The proposed new fee rate is 0.49% of the first $2 billion of average daily net assets, 0.465% on the next $1 billion, and 0.44% on average daily net assets in excess of $3 billion. Each of the effectiveness of the new investment management agreement for the Acquiring Fund and the Closing is contingent upon the other.

      The Investment Manager receives a fee pursuant to the investment management agreement as compensation for its services on behalf of the Acquired Fund. Pursuant to the Acquired Fund's investment management agreement, the fee payable to Scudder Kemper is calculated using a formula based in part on the combined net assets of all AARP Funds, except for the two series of AARP Managed Investment Portfolios Trust. The Acquired Fund currently pays the Investment Manager a fee at an annual rate of 0.47% of average daily net assets. The fee for the Acquiring Fund is calculated in a different manner than is currently used for the Acquired Fund. Unlike the fee for the Acquired Fund, the Acquiring Fund's fee will not go up or down based on the net assets of other funds managed by the Investment Manager, but it will go up or down based on the net assets of the Acquiring Fund. As of September 30, 1999, the Acquired Fund had total net assets of $1,591,979,569. For the fiscal year ended September 30, 1999, the Acquired Fund paid the Investment Manager a fee of 0.47% of average daily net assets. The Investment Manager pays a portion of its management fee from the Acquired Fund to AARP Financial Services Corporation ("AFSC") in return for advice and other services relating to AARP Fund investment by AARP members. The fee paid to AFSC is calculated on a daily basis as a percentage of the combined net assets of all AARP Funds, except for the two series of AARP Managed Investment Portfolios Trust, and decreases with the size of the AARP Investment Program. The fee rate is 0.07% for the first $6 billion, 0.06% for the next $10 billion and 0.05% thereafter.

Administrative Fee

      On or prior to the Closing, the Acquiring Fund will have entered into an administrative services agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by the Acquiring Fund (other than those provided by Scudder Kemper under its investment management agreement with the Fund, as described above) in exchange for the payment by the Acquiring Fund of an administrative services fee (the "Administrative Fee") of 0.15% of average daily net assets. One effect of this arrangement is to make the Acquiring Fund's future expense ratio more predictable. The details of the proposal (including expenses that are not covered) are set out below.

      Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Acquiring Fund pursuant to separate agreements with the Fund, subject to oversight and approval by the Acquiring Trust's trustees. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Acquiring Fund and maintains its accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Acquiring Fund. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of the Acquiring Fund, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Acquiring Fund and provides other audit, tax, and related services. Willkie Farr & Gallagher acts as general counsel for the Acquiring Fund. In addition to the fees it pays under its current investment management agreement with Scudder Kemper, the Acquiring Fund pays the fees and expenses associated with these service arrangements, as well as the Acquiring Fund's insurance, registration, printing, postage and other costs.

      Once the Administration Agreement becomes effective, each Service Provider will continue to provide the services that it currently provides to the Acquiring Fund, as described above, under the current arrangements, except that Scudder Kemper will pay these entities for the provision of their services to the Acquiring Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. In return, the Acquiring Fund will pay Scudder Kemper the Administrative Fee.

      The proposed Administration Agreement will have an initial term of three years, subject to earlier termination by the Acquiring Trust's trustees. The fee payable by the Acquiring Fund to Scudder Kemper pursuant to the Administration Agreement would be reduced by the amount of any credit received from the Acquiring Fund's custodian for cash balances.

      Certain expenses of the Acquiring Fund would not be borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, the Acquiring Fund would continue to pay the fees required by its investment management agreement with Scudder Kemper.

Comparison of Expenses

      The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class P Shares, and comparing these with the expenses of the Acquired Fund. As indicated below, it is expected that the total expense ratio of the Acquiring Fund following the Reorganization will be lower than the current expense ratio of the Acquired Fund. Unless otherwise noted, the information is based on each Fund's expenses (and average daily net assets) during the twelve months ended October 31, 1999 and on a pro forma basis as of that date and for the period then ended, giving effect to the Reorganization. Information in the tables and examples relating to the Acquiring Fund relates to the Acquiring Fund as a whole prior to the creation of the AARP Shares. Pro Forma information in the tables and examples relates to the AARP Shares and the Class S shares class of the Acquiring Fund.

                        Shareholder Transaction Expenses

--------------------------------------------------------------------------------
                                                                Pro Forma*
                             Acquiring Fund   Acquired Fund     (Combined)
--------------------------------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases (as a percentage        None             None            None
of offering price)

--------------------------------------------------------------------------------
Maximum deferred sales
charge (load) (as a
percentage of purchase
price or redemption               None             None            None
proceeds)

--------------------------------------------------------------------------------
Maximum deferred sales
charge (load) imposed on
reinvested dividends              None             None            None

--------------------------------------------------------------------------------
Redemption fee (as a
percentage of amount
redeemed, if applicable)+         None             None            None

--------------------------------------------------------------------------------

                   Annual Fund Operating Expenses (Unaudited)

--------------------------------------------------------------------------------

                              Acquiring     Acquired           Pro Forma*@
                                Fund          Fund             (Combined)
                              ---------     --------           -----------

--------------------------------------------------------------------------------
Management fees                 0.51%          0.47%             0.49%

--------------------------------------------------------------------------------
Distribution and/or service
(12b-1) fees                     None           None              None

--------------------------------------------------------------------------------
Other expenses                  0.16%          0.21%             0.15%

--------------------------------------------------------------------------------
Total annual Fund operating
expenses                        0.67%          0.68%             0.64%

--------------------------------------------------------------------------------

+ There is a $5 wire service fee for receiving redemption proceeds via wire.

*Pro Forma expenses reflect the implementation of the Administrative Fee and of a new investment management fee for the Acquiring Fund to be effective upon the Reorganization.

@It is being proposed to shareholders of Scudder Ohio Tax Free Fund, another fund advised by Scudder Kemper, that the Acquiring Fund acquire the assets of that other fund. Each of the closing of this other acquisition and the Closing is contingent upon the other. Pro Forma expenses reflect the acquisition by the Acquiring Fund of both this other fund and the Acquired Fund.

      In evaluating the Proposals, the Independent Trustees focused their consideration on the Acquiring Fund's and the Acquired Fund's estimated expense ratios calculated utilizing Fund net assets at December 31, 1999 (rather than average daily net assets for a full year, as used in the table above), the number of shareholder accounts at that date, and other relevant factors. This calculation resulted in an estimated expense ratio of 0.64% for the Acquiring Fund and 0.71% for the Acquired Fund.


                              Examples (Unaudited)

      Based on the costs above, the following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

--------------------------------------------------------------------------------

                                                                 Pro Forma
Year           Acquiring Fund          Acquired Fund            (Combined)*@
----           --------------          -------------            ------------

--------------------------------------------------------------------------------

1st                 $ 68                   $ 69                     $ 65

--------------------------------------------------------------------------------

3rd                 $214                   $218                     $205

--------------------------------------------------------------------------------

5th                 $373                   $379                     $357

--------------------------------------------------------------------------------

10th                $835                   $847                     $798

--------------------------------------------------------------------------------

* Pro Forma expenses reflect the implementation of the Administrative Fee and of a new investment management fee for the Acquiring Fund to be effective upon the Reorganization.

@ It is being proposed to shareholders of Scudder Ohio Tax Free Fund, another fund advised by Scudder Kemper, that the Acquiring Fund acquire the assets of that other fund. Each of the closing of this other acquisition and the Closing is contingent upon the other. Pro Forma expenses reflect the acquisition by the Acquiring Fund of both this other fund and the Acquired Fund.

Financial Highlights

      The financial highlights table for the Acquiring Fund prior to the creation of the AARP Shares, which is intended to help you understand the Acquiring Fund's financial performance for the past five years, is included in the Acquiring Fund's prospectus dated October 1, 1999, which is included herewith and incorporated herein by reference.

Distribution of Shares

      Scudder Investor Services, Inc. ("SIS"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Investment Manager, is the principal underwriter of each Fund. SIS charges no direct fees in connection with the distribution of shares of the Funds. Following the Reorganization, Acquiring Fund shareholders will continue to be able to purchase shares of the funds in the Scudder Family of Funds on a no-load basis.

Purchase, Redemption and Exchange Information

      The purchase, redemption and exchange procedures and privileges of the Acquired Fund are identical to those that will be in place for the AARP Shares, except that Acquired Fund shareholders may exchange Acquired Fund shares only into AARP Funds, while AARP Shares shareholders will be able to exchange AARP Shares into AARP Shares of any fund within the Scudder Family of Funds on a no-load basis.

      The minimum balance for non-retirement accounts investing in the AARP Shares will be $1,000, which is lower than the minimum balance for non-retirement accounts investing in the Acquired Fund. The minimum balance for Individual Retirement Accounts ("IRAs") investing in AARP Shares will be $500, as compared to $250 for the Acquired Fund. However, Acquired Fund IRA shareholders receiving AARP Shares as a result of the Reorganization will only be required to meet the Acquired Fund's $250 minimum balance requirement for IRAs. AARP Share shareholders will not currently be charged an annual fee for accounts that fall below the $1,000 minimum balance nor will such sub-minimum accounts currently be subject to involuntary redemption by the Acquiring Fund.

Dividends and other Distributions

      Each of the Funds intends to declare dividends from its net investment income daily and distribute them monthly. Each Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December of each year. An additional distribution may be made if necessary. Dividends and distributions of each Fund will be invested in additional shares of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash.

      If the Plan is approved by the Acquired Fund's shareholders, the Acquired Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Tax Consequences

      As a condition to the Reorganization, the Acquiring Fund and the Acquired Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Acquired Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction - Federal Income Tax Consequences."

II.   PRINCIPAL RISK FACTORS

      Because of their similar investment objectives, policies and strategies, the principal risks presented by the Acquiring Fund are similar to those presented by the Acquired Fund. The main risks applicable to each Fund include, among others, management risk, risk associated with interest rates, and risk associated with credit quality. Management risk refers to the fact that securities selected by Scudder Kemper on behalf of a Fund might not perform as well as the securities held by other mutual funds. Risk associated with interest rates refers to the link between interest rates and debt security performance. A rise in interest rates generally means a fall in bond prices and, therefore, in the value of an investment in a Fund. An increase in a Fund's dollar-weighted average maturity could make it more sensitive to this risk. Risk associated with credit quality refers to the fact that, if a portfolio security declines in credit quality or goes into default, it could hurt the Fund's performance. As stated earlier, at least 65% of the total assets held by the Acquired Fund must be fully insured as to the principal amount and interest by nationally recognized private insurers. Generally, insured bonds receive a higher credit rating than uninsured bonds; therefore, the greater the percentage of insured holdings, generally the higher the Fund's credit quality and the less its exposure to credit quality risk. The credit quality of a bond has an impact on its price. In most cases, the higher the credit quality of a bond, the lower its yield will be; consequently, the price of an insured bond may be higher. Because the Acquiring Fund does not seek to reduce downside risk as compared with other insured tax-free bond mutual funds it may present more significant risks than the Acquired Fund in a weak market.

      For a further discussion of the investment techniques and risk factors applicable to the Funds, see "Investment Objectives, Policies and Restrictions of the Funds" above, and the Prospectuses and Statements of Additional Information for the Funds, which are incorporated by reference herein.

III.  THE PROPOSED TRANSACTION

Description of the Plan

      As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange for that number of full and fractional AARP Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund as of the close of business on the Valuation Date. The Acquiring Fund will assume all of the liabilities of the Acquired Fund. The Acquired Fund will distribute the AARP Shares received in the exchange to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. The Acquired Fund will be abolished as a series of the Acquired Trust.

      Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of full and fractional AARP Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the Acquired Fund immediately as of the close of business on the Valuation Date. Such shares will be held in an account with the Acquiring Trust identical in all material respects to the account currently maintained by the Acquired Trust for such shareholder, except as noted above. In the interest of economy and convenience, AARP Shares issued to the Acquired Fund's shareholders will be in uncertificated form.

      Until the Closing, shareholders of the Acquired Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Acquired Fund's transfer agent of a redemption request in proper form. Redemption requests received by the transfer agent after the Closing will be treated as requests received for the redemption of AARP Shares received by the shareholder in connection with the Reorganization.

      The obligations of each Trust on behalf of the Acquired Fund and the Acquiring Fund, respectively, under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The Acquired Fund and the Acquiring Fund are in the process of making the necessary filings. To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing by action of the Trustees of either Trust, notwithstanding the approval of the Plan by the shareholders of the Acquired Fund. However, no amendment may be made that materially adversely affects the interests of the shareholders of the Acquired Fund without obtaining the approval of the Acquired Fund's shareholders. The Acquired Fund and the Acquiring Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan. For a complete description of the terms and conditions of the Reorganization, see the Plan at Exhibit A.

      Each Fund will pay its own allocable share of expenses associated with the Reorganization, except that Scudder Kemper will bear any such expenses in excess of $25,202 for the Acquiring Fund and $748,040 for the Acquired Fund (approximately $.0003 and $.0086 per share, respectively, based on December 31, 1999 net assets for each Fund).

Board Approval of the Proposed Transaction

      Scudder Kemper first proposed the Reorganization to the Independent Trustees of the Acquired Fund at a meeting held on September 22, 1999. The Reorganization was presented to the Trustees and considered by them as part of a broader initiative by Scudder Kemper to restructure many of the mutual funds advised by it that are currently offered to retail investors, see "Synopsis - Background of the Reorganization" above. This initiative includes four major components:

      (i) The combination of funds with similar investment objectives and policies, including in particular the combination of the AARP Funds with similar Scudder Funds currently offered to the general public;

      (ii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

      (iii) The implementation of an administration agreement for each fund, covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

      (iv) The consolidation of the separate boards currently responsible for overseeing several groups of no-load funds managed by Scudder Kemper into a single board.

      The Independent Trustees of the Acquired Fund reviewed the potential implications of these proposals for the Acquired Fund as well as the various other funds for which they serve as trustees or directors. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the September 22 meeting, the Independent Trustees met in person or by telephone on a number of occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper. On a number of occasions, these meetings included representatives of the independent trustees or directors of other funds affected by these proposals. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals, many of which were accepted.

      Following the conclusion of this process, the Independent Trustees of the Acquired Fund, the independent trustees/directors of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan as it affects shareholders of various funds and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

      On February 7, 2000, the Board of the Acquired Fund, including the Independent Trustees of the Acquired Fund, approved the terms of the Reorganization and certain related proposals. At the February 7, 2000 meeting, the Independent Trustees also agreed to recommend that the Reorganization be approved by the Acquired Fund's shareholders.

      In determining to recommend that the shareholders of the Acquired Fund approve the Reorganization, the Board considered, among other factors: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Acquired Fund and the estimated operating expenses of the Acquiring Fund, and between the estimated operating expenses of the Acquiring Fund and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Acquired Fund's and the Acquiring Fund's investment objectives, policies, restrictions and portfolios; (d) the agreement by Scudder Kemper to provide services to the Acquiring Fund for a fixed fee rate under the Administration Agreement with an initial three year term; (e) the service features available to shareholders of the Acquired Fund and the Acquiring Fund; (f) the costs to be borne by the Acquired Fund, the Acquiring Fund and Scudder Kemper as a result of the Reorganization; (g) prospects for the Acquiring Fund to attract additional assets; (h) the tax consequences of the Reorganization on the Acquired Fund, the Acquiring Fund and their respective shareholders; and (i) the investment performance of the Acquired Fund and the Acquiring Fund.

      The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal. The Trustees concluded that these economies were appropriately reflected in the fee and expense arrangements of the Acquiring Fund, as proposed to be revised upon completion of the Reorganization. In particular, the Trustees considered the benefits to shareholders resulting from locking in the rate of the Acquiring Fund's Administrative Fee for an initial three-year period. Because the Acquiring Fund will pay only its stated Administrative Fee rate for such services and expenses regardless of changes in actual costs, the Acquiring Fund's shareholders will be protected from increases in the Acquiring Fund's expense ratio attributable to increases in such actual costs. The Board also considered the protection this would afford shareholders if the Acquiring Fund's net assets declined as a result of market fluctuations or net redemptions.

      The Trustees also considered the impact of the Reorganization on the total expenses to be borne by shareholders of the Acquired Fund. As noted above under "Comparison of Expenses," the pro forma expense ratio (reflecting the Administrative Fee) for the combined Fund following the Reorganization is lower than the current expense ratio for the Acquired Fund. The Board also considered that the Reorganization would permit the shareholders of the Acquired Fund to pursue substantially similar investment goals in a larger fund. In this regard, Scudder Kemper advised the Trustees of the Acquired Fund that the Acquired Fund's shareholders will benefit from being in a larger fund which will likely have the ability to effect portfolio transactions on more favorable terms and provide Scudder Kemper with greater investment flexibility and the ability to select a larger number of portfolio securities for the combined Fund, with the ability to spread investment risks among a larger number of portfolio securities.

      Finally, the Trustees concluded that the shareholders of the Acquired Fund would be better served by having their interests represented by a single board of trustees with responsibility for overseeing substantially all of the funds to be marketed as a "family of funds" through Scudder's no-load distribution channels. Accordingly, the Trustees agreed to recommend the election of a new consolidated board comprised of representatives of each of the various boards currently serving as Trustees of these funds.

      Based on all of the foregoing, the Board concluded that the Acquired Fund's participation in the Reorganization would be in the best interests of the Acquired Fund and would not dilute the interests of the Acquired Fund's shareholders. The Board of Trustees, including the Independent Trustees, recommends that shareholders of the Acquired Fund approve the Reorganization.

Description of the Securities to be Issued

      The Acquiring Fund is a series of the Acquiring Trust, a Massachusetts business trust established under a Declaration of Trust dated September 24, 1976, as amended. The Acquiring Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees of the Acquiring Trust are authorized to divide the Acquiring Trust's shares into separate series. The Acquiring Fund is one of two series of the Acquiring Trust that the Board has created to date. The Trustees of the Acquiring Trust are also authorized to further divide the shares of the series of the

Acquiring Trust into classes. The Trustees of the Acquiring Trust have authorized the division of the Acquiring Fund into two classes, Class S shares and AARP Shares. It is anticipated that this division will occur prior to the Closing and that shares of the Acquiring Fund existing at that time will be redesignated as Class S shares of the Acquiring Fund. If AARP Shares are not created prior to the Closing, then the Reorganization will not be consummated. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

      Each share of each class of the Acquiring Fund represents an interest in the Acquiring Fund that is equal to and proportionate with each other share of that class of the Acquiring Fund. Acquiring Fund shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) held on matters on which they are entitled to vote. The Acquiring Trust is not required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In the event that shareholders of the Acquiring Trust wish to communicate with other shareholders concerning the removal of any Trustee, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided in Section 16(c) of the 1940 Act as if Section 16(c) were applicable.

      In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of the Acquired Fund and the rights of shareholders of the Acquiring Fund.

Federal Income Tax Consequences

      The Reorganization is conditioned upon the receipt by the Acquired Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, of an opinion from Willkie Farr & Gallagher, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or upon the distribution of the AARP Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer;
(iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for AARP Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of the AARP Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the AARP Shares received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of AARP Shares received by the shareholders of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the shareholders of the Acquired Fund.

      After the Closing, the Acquiring Fund may dispose of certain securities received by it from the Acquired Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

      While the Acquired Trust is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Capitalization

      The following table shows on an unaudited basis the capitalization of each Fund and Scudder Ohio Tax Free Fund@ as of October 31, 1999 (i.e., prior to the creation of AARP Shares), and, on a pro forma basis, as of that date, giving effect to the Reorganization:

                                                                         Scudder Ohio         Pro Forma           Pro Forma
                           Acquiring Fund           Acquired Fund        Tax Free Fund       Adjustments         Combined(1)
                           --------------           -------------        -------------       -----------         -----------
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value
---------------------------------------------------------------------------------------------------------------------------------
Class S Shares              $706,598,558                                   $91,883,566        (40,584)(3)        $798,441,540
---------------------------------------------------------------------------------------------------------------------------------
AARP Shares                                        $1,556,333,468                            (748,040)(4)       $1,555,585,428
                                                                                                                --------------
---------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                                               $2,354,026,968(2)
                                                                                                               -----------------
---------------------------------------------------------------------------------------------------------------------------------
Shares
Outstanding
---------------------------------------------------------------------------------------------------------------------------------
Class S Shares               82,235,127                                     7,220,299          3,474,484           92,929,910
---------------------------------------------------------------------------------------------------------------------------------
AARP Shares                                          89,098,171                               91,994,428         181,092,599
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value
per Share
---------------------------------------------------------------------------------------------------------------------------------
Class S Shares                  $8.59                                        $12.73                                 $8.59
---------------------------------------------------------------------------------------------------------------------------------
AARP Shares                                            $17.47                                                       $8.59
---------------------------------------------------------------------------------------------------------------------------------

@ It is being proposed to shareholders of Scudder Ohio Tax Free Fund, another fund advised by Scudder Kemper, that the Acquiring Fund acquire the assets of that other fund. Each of the closing of this other acquisition and the Closing is contingent upon the other. Pro Forma capitalization reflects the acquisition by the Acquiring Fund of both this other fund and the Acquired Fund.

(1) Assumes the Reorganization had been consummated on October 31, 1999, and is for information purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by the shareholders of the Acquired Fund and Scudder Ohio Tax Free Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.

(2) Pro forma combined net assets do not reflect expense reductions that would result from the implementation of the Administrative Fee and of a new investment management fee for the Acquiring Fund.

(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $25,202 and $15,382 to be borne by the Acquiring Fund and Scudder Ohio Tax Free Fund, respectively.

(4) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $748,040 to be borne by the Acquired Fund.

    The Board of Trustees of AARP Tax Free Income Trust recommends that the shareholders of AARP Insured Tax Free General Bond Fund vote in favor of this
                                  Proposal 2.

             PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION
                           OF INDEPENDENT ACCOUNTANTS

      The Board of the Acquired Trust, including a majority of the Independent Trustees, has selected PricewaterhouseCoopers LLP to act as independent accountants of the Acquired Fund for the Acquired Fund's current fiscal year. One or more representatives of PricewaterhouseCoopers LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

    The Board of Trustees of AARP Tax Free Income Trust recommends that the shareholders of AARP Insured Tax Free General Bond Fund vote in favor of this
                                  Proposal 3.

                             ADDITIONAL INFORMATION

Information about the Funds

      Additional information about the Trusts, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103, or by calling 1-800-225-2470.

      The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the Securities and Exchange Commission. Such reports, proxy material and other information filed by the Acquiring Trust, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices: Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL, 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the Statements of Additional Information for the Acquiring Trust and the Acquired Trust, materials that are incorporated by reference into the prospectuses and Statements of Additional Information, and other information about the Acquiring Trust, the Acquired Trust and the Funds.

Interests of Certain Persons

      The Investment Manager has a financial interest in the Reorganization, arising from the fact that its fee under its investment management agreement with the Acquiring Fund will increase as the amount of the Acquiring Fund's assets increases. The amount of those assets will increase by virtue of the Reorganization. See "Synopsis - Fees and Expenses."

General

      Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

      This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about April 18, 2000 or as soon as practicable thereafter. Any Acquired Fund shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Acquired Fund, c/o Scudder Kemper Investments, Inc., at the address for the Acquired Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Acquired Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

      The presence at any shareholders' meeting, in person or by proxy, of the holders of one-third of the shares of the Acquired Trust (for a trust-wide vote) or the Acquired Fund (for a fund-wide vote) entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Acquired Trust's (for a trust-wide vote) or the Acquired Fund's (for a fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Acquired Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

      Approval of Proposal 1 requires the affirmative vote of a plurality of the shares of the Acquired Trust voting at the Meeting. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Acquired Fund's shares outstanding and entitled to vote thereon. Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Acquired Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposal 1, and will have the effect of a "no" vote on Proposals 2 and 3.

      Holders of record of the shares of the Acquired Fund at the close of business on April 17, 2000 (the "Record Date") will be entitled to one vote per share on all business of the Meeting. As of [date], there were ____________ shares of the Acquired Fund outstanding.

      As of [date], the officers and Trustees of the Acquiring Trust as a group owned beneficially [less than 1%][__%] of the outstanding shares of the Acquiring Fund. [Appendix 2 hereto sets forth the beneficial owners of at least 5% of each Fund's shares.] To the best of each Trust's knowledge, as of _______________, no person owned beneficially more than 5% of either Fund's outstanding shares[, except as stated on Appendix 2.]

      Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated cost of $35,159. As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Acquired Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

      In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), and the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card, and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the proxy statement. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

      If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card originally sent with the proxy statement or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy cards, they may contact SCC toll-free at 1-800-605-1203. Any proxy given by a shareholder is revocable until voted at the Meeting.

      Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

      Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Trust, c/o Scudder Kemper Investments, Inc., Two

International Place, Boston, Massachusetts 02110, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

      Other Matters to Come Before the Meeting. No Trustee is aware of any matters that will be presented for action at the Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Trust and/or the Acquired Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.


By Order of the Board,



Kathryn L. Quirk
[name]
Secretary

                               INDEX OF EXHIBITS


EXHIBIT A:  AGREEMENT AND PLAN OF REORGANIZATION
EXHIBIT B:  MANAGEMENT'S DISCUSSION OF THE ACQUIRING FUND'S PERFORMANCE FOR ITS
            MOST RECENT FISCAL YEAR [TO BE PROVIDED].

EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of ________, 2000, by and between Scudder Municipal Trust (the "Acquiring Trust"), a Massachusetts business trust, on behalf of Scudder Managed Municipal Bonds (the "Acquiring Fund"), a separate series of the Acquiring Trust, and AARP Tax Free Income Trust (the "Acquired Trust" and, together with the Acquiring Trust, each a "Trust" and collectively the "Trusts"), a Massachusetts business trust, on behalf of AARP Insured Tax Free General Bond Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), a separate series of the Acquired Trust. The principal place of business of each Trust is Two International Place, Boston, Massachusetts 02110-4103

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the AARP Shares class of shares ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in section 2.2; and
(ii) to assume all of the liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

      1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

      1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.1.

      1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

      1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

      1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

      1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.    VALUATION

      2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in Section 3.1 (such time and date being hereinafter called the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Fund's Declaration of Trust, as amended, and then-current prospectus or statement of additional information.

      2.2. The net asset value of an Acquiring Fund share shall be the net asset value per share computed as of the Valuation Time using the valuation procedures referred to in section 2.1.

      2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to shares of the Acquired Fund determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with section 2.2.

      2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.    CLOSING AND CLOSING DATE

      3.1. The Closing of the transactions contemplated by this Agreement shall be July 31, 2000, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m.., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert Price & Rhoads, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

      3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

      3.3. State Street Bank and Trust Company ("State Street"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

      3.4. Scudder Service Corp. (the "Transfer Agent"), on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

      3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Acquiring Fund Shares or the Acquired Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

      (a) The Acquired Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and such registration is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

      (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result, in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

      (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) Since September 30, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

      (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired
Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Transfer Agent, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

      (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

      (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust, and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

      (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

      4.2. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

      (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Acquiring Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted;

      (b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

      (d) The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result, in violation of Massachusetts law or of the Acquiring Trust's Declaration of Trust, as amended, or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

      (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

      (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended May 31, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

      (g) Since May 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

      (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquired Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

      (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquired Fund).

      (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

      (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

      (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

      (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.    COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include
(i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and
(b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

      5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

      5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than July 11, 2000.

      5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares and will provide the Acquiring Fund with a list of affiliates of the Acquired Fund.

      5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

      5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

      5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to Acquired Fund pursuant to this Agreement and
(ii) assume the liabilities from the Acquired Fund.

      5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

      5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Acquired Trust, with respect to the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

      6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request;

      6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

      (a) The Acquiring Trust has been duly formed and is an existing business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made; and

      6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

      6.5 The Acquiring Fund shall have (i) adopted a new investment management agreement and (ii) entered into an administrative services agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper"), each in a form reasonably satisfactory to the Acquired Fund.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

      7.1. All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

      7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund;

      7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

      7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert Price & Rhoads, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

      (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made; and

      7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

      7.6 The Acquiring Fund shall have (i) adopted a new investment management agreement and (ii) entered into an administrative services agreement with Scudder Kemper.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1;

      8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the receipt of the Acquiring Fund shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund shares received by the shareholders of the Acquired Fund will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the shareholders of the Acquired Fund. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Fund and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.    INDEMNIFICATION

      9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

      9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.   FEES AND EXPENSES

      10.1. Each of the Acquiring Fund on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

      10.2. Each Fund will pay its own allocable share of expenses associated with the Reorganization, except that Scudder Kemper will bear any such expenses in excess of $25,202 for the Acquiring Fund and $748,040 for the Acquired Fund (approximately $.0003 and $.0086 per share, respectively, based on December 31, 1999 net assets for each Fund). Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. The Acquired Fund shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

11.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.   TERMINATION

      12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before July 31, 2000, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.   NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert Price & Rhoads, Ten Post Office Square South, Boston, MA 02109-4603,
Attention: Sheldon A. Jones, Esq., or to the Acquiring Fund, Two International Place, Boston, MA 02110-4103, with a copy to Dechert Price & Rhoads, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Sheldon A. Jones, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.   HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

      15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      15.4. References in this Agreement to the Trust mean and refer to the Board members of the Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the delivery of this Agreement have been authorized by each Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust.

      Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

      15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Massachusetts, without regard to its principles of conflicts of laws.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                          AARP TAX FREE INCOME TRUST
                                 on behalf of AARP Insured Tax Free General Fund

_________________________
Secretary
                                 ________________________________
                                 By:_____________________________
                                 Its:____________________________


Attest:                          SCUDDER MUNICIPAL TRUST
                                 on behalf of Scudder Managed Municipal Bonds

_________________________
Secretary
                                 ________________________________
                                 By:_____________________________
                                 Its:____________________________


AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

____________________________________
By:_________________________________
Its:________________________________

                                   APPENDIX 1

FUND SHARES OWNED BY NOMINEES AND TRUSTEES

         Many of the Nominees and Trustees own shares of the series of the Acquired Trust and of other funds in the Scudder Family of Funds and AARP Funds, allocating their investments among such funds based on their individual investment needs. The following table sets forth, for each Nominee and Trustee, the number of shares owned in each series of the Acquired Trust as of January 31, 2000. The information as to beneficial ownership is based on statements furnished to the Acquired Trust by each Nominee and Trustee. Unless otherwise noted, beneficial ownership is based on sole voting and investment power. [Each Nominee's and Trustee's individual shareholdings of any series of the Acquired Trust constitute less than 1% of the shares outstanding of such fund.] [As a group, the Trustees and officers own less than 1% of the shares of any series of the Acquired Trust.]

----------------------------------------------------------------
                               AARP HIGH          AARP INSURED
                           QUALITY TAX FREE     TAX FREE GENERAL
                              MONEY FUND           BOND FUND
----------------------------------------------------------------
Carole Lewis Anderson(1)
----------------------------------------------------------------
Adelaide Attard(2)
----------------------------------------------------------------
Henry P. Becton, Jr.(3)
----------------------------------------------------------------
Robert N. Butler, M.D.(4)
----------------------------------------------------------------
Linda C. Coughlin(5)
----------------------------------------------------------------
Horace B. Deets(6)
----------------------------------------------------------------
Dawn-Marie Driscoll(7)
----------------------------------------------------------------
Edgar R. Fiedler(8)
----------------------------------------------------------------
Lt. Gen. Eugene P.
Forrester(9)
----------------------------------------------------------------
Keith R. Fox(10)
----------------------------------------------------------------
George L. Maddox, Jr.(11)
----------------------------------------------------------------
Robert J. Myers(12)
----------------------------------------------------------------
James H. Schulz(13)
----------------------------------------------------------------
Gordon Shillinglaw(14)
----------------------------------------------------------------
Joan Edelman Spero(15)
----------------------------------------------------------------
Jean Gleason Stromberg(16)
----------------------------------------------------------------
Jean C. Tempel(17)
----------------------------------------------------------------
Steven Zaleznick(18)
----------------------------------------------------------------
[All Trustees and Officers
as a Group]
----------------------------------------------------------------

(1) As of January 31, 2000, Ms. Anderson's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(2) As of January 31, 2000, Ms. Attard's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(3) As of January 31, 2000, Mr. Becton's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(4) As of January 31, 2000, Dr. Butler's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(5) As of January 31, 2000, Ms. Coughlin's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(6) As of January 31, 2000, Mr. Deets's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(7) As of January 31, 2000, Ms. Driscoll's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(8) As of January 31, 2000, Mr. Fiedler's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(9) As of January 31, 2000, Lt. Gen. Forrester's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(10) As of January 31, 2000, Mr. Fox's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(11) As of January 31, 2000, Mr. Maddox's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(12) As of January 31, 2000, Mr. Myers's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(13) As of January 31, 2000, Mr. Schulz's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(14) As of January 31, 2000, Dr. Shillinglaw's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(15) As of January 31, 2000, Ms. Spero's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(16) As of January 31, 2000, Ms. Stromberg's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(17) As of January 31, 2000, Ms. Tempel's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

(18) As of January 31, 2000, Mr. Zaleznick's total aggregate holdings in each series of the Acquired Trust listed above and all other funds in the Scudder Family of Funds and AARP Funds ranged between $___________ and $___________.

                                   Appendix 2

                        Beneficial Owners of Fund Shares

This proxy statement/prospectus is accompanied by the Acquiring Fund's prospectus dated October 1, 1999, which was previously filed with the Commission via EDGAR on September 29, 1999 (File No. 2-57139) and is incorporated by reference herein.

                                     PART B

                             SCUDDER MUNICIPAL TRUST

--------------------------------------------------------------------------------
                       Statement of Additional Information
                                     [date]
--------------------------------------------------------------------------------

Acquisition of the Assets of                By and in Exchange for Shares of
AARP Insured Tax Free General Bond Fund     Scudder Managed Municipal Bonds
(the  "Acquired Fund"), a series of         (the "Acquiring  Fund"),
AARP Tax Free Income Trust                  a series of Scudder Municipal Trust
Two International Place                     (the "Acquiring Trust")
Boston, MA 02110-4103                       Two International Place
                                            Boston, MA 02110-4103

This Statement of Additional Information is available to the shareholders of the Acquired Fund in connection with a proposed transaction whereby the Acquiring Fund will acquire all or substantially all of the assets and all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund (the "Reorganization").

This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Prospectus/Proxy Statement of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. The Acquiring Fund's statement of additional information dated October 1, 1999, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on September 29, 1999 (File No. 2-57139) and is incorporated by reference herein.

2. The Acquiring Fund's annual report to shareholders for the fiscal year ended May 31, 1999, which was previously filed with the Commission via EDGAR on July 26, 1999 (File No. 811-02671) and is incorporated by reference herein.

3. The Acquired Fund's prospectus dated February 1, 2000, which was previously filed with the Commission via EDGAR on January 31, 2000 (File No. 2-91579) and is incorporated by reference herein.

4. The Acquired Fund's statement of additional information dated February 1, 2000, which was previously filed with the Commission via EDGAR on January 31, 2000 (File No. 2-91579) and is incorporated by reference herein.

5. The Acquired Fund's annual report to shareholders for the fiscal year ended September 30, 1999, which was previously filed with the Commission via EDGAR on December 3, 1999 (File No. 811-04050) and is incorporated by reference herein.

6. The financial statements and schedules of the Acquiring Fund and the Acquired Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated ____________________ relating to the Reorganization may be obtained by writing the Acquired Fund at

Two International Place, Boston, MA 02110-4103 or by calling Scudder Investor Services, Inc. at 1-800-225-2470. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA
PORTFOLIO OF INVESTMENTS
AS OF OCTOBER 31, 1999 (UNAUDITED)


                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma        Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INVESTMENTS 1.5%
----------------------------------------

ALASKA

   Valdez, AK, Marine Terminal Revenue,                  1,500,000                                   1,500,000      1,500,000
   Exxon Pipeline Project B, 3.750%,
   12/1/33

ARIZONA

   Maricopa County, AZ, Pollution Control                                  700,000                     700,000
   Revenue, Series A, Variable Rate,
   5.100%, 05/01/2029

MASSACHUSETTS

   Massachusetts Health & Educational                    6,500,000                                   6,500,000      6,500,000
   Facilities Authority, Series B, Daily
   Demand Note, MBIA Insured, 3.850%,
   7/1/05

NEW YORK

   New York City, NY, General Obligation,                                  500,000                     500,000
   Series B, Daily Demand Note, FGIC
   Insured, 4.050%, 10/01/2020

   New York Municipal Water Authority,                                   3,000,000                   3,000,000
   Series 1994 G, Variable Rate Demand
   Note, 3.750%, 06/15/2024

   Long Island, NY,  Power Authority New                 5,000,000                                   5,000,000      5,000,000
   York Electricity, Revenue, Series 6,
   3.750%, 05/01/2033

   New York State Energy Research &                      5,000,000                                   5,000,000      5,000,000
   Development Authority, Pollution
   Control Revenue, Niagara Mohawk Co.,
   Daily Demand Note, 3.950%, 07/01/2015

OHIO

   Ohio Air Quality Development                                                        1,200,000     1,200,000
   Authority, Cincinnati Gas and
   Electric, Daily Demmand Note, 4.150%,
   12/1/15

   Ohio Air Quality Development Authority                                              3,400,000     3,400,000
   Revenue, Cincinnati Gas and Electric,
   Daily Demand Note, 3.700%, 09/01/2030

   Ohio Water Development Authority,                                                     400,000       400,000
   Environmental Mead Corporation, Series
   1986 B, Daily Demand Note, 3.750%,
   11/1/15

TEXAS

   Harris County, TX, Health Facilities,                 2,000,000       5,000,000                   7,000,000      2,000,000
   Revenue, Saint Lukes Episcopal
   Hospital, Series A, 3.700%, 02/15/2027

   Harris County, TX, Health Facilities,                                 1,500,000                   1,500,000
   Revenue, St Lukes Episcopal Hospital,
   Series B, 3.800%, 02/15/2027

                                                                                                                ==============
SHORT-TERM MUNICIPAL INVESTMENTS                                                                                   20,000,000
                                                                                                                ==============
Short-term Municipal Investments (Cost of
   $20,000,000 $10,700,000  $5,000,000
   and $35,700,000 respectively)

LONG-TERM MUNICIPAL INVESTMENTS 98.5%
----------------------------------------

ALASKA

   Anchorage, AK, Electric Utility                                       2,620,000                   2,620,000
   Revenue, 6.500%, 12/01/2007

   North Slope Borough, AK, General                      7,000,000       4,000,000                  11,000,000      4,967,340
   Obligation, Capital Appreciation,
   Series A, Zero Coupon, 06/30/2006

   North Slope Borough, AK, General                                      5,000,000                   5,000,000
   Obligation, Capital Appreciation,
   Series A, Zero Coupon, 06/30/2007

   North Slope Borough, AK, General                                      7,000,000                   7,000,000
   Obligation, Series 1997A, Zero Coupon,
   6/30/08

   North Slope Borough, AK, General                     18,200,000      25,600,000                  43,800,000     13,672,022
   Obligation, Capital Appreciation,
   Series B, Zero Coupon, 06/30/2005

   North Slope Borough, AK, General                      8,000,000      11,000,000                  19,000,000      6,871,760
   Obligation, Series B, Zero Coupon,
   1/1/03

   North Slope Borough, AK, General                     15,000,000      15,500,000                  30,500,000     11,910,900
   Obligation, Capital Appreciation,
   Series B, Zero Coupon, 06/30/2004

ARIZONA

   Arizonia Municipal Finance Program,                                   3,500,000                   3,500,000
   Certificate of Participation, Series




                                                 AARP Insured     Scudder       Pro Forma
                                               Tax Free General Ohio Tax Free   Combined
                                                 Bond Market     Fund Market     Market
                                                   Value($)        Value($)    Value($)(1)
                                              --------------------------------------------
SHORT-TERM MUNICIPAL INVESTMENTS 1.5%
----------------------------------------

ALASKA

   Valdez, AK, Marine Terminal Revenue,                                         500,000
   Exxon Pipeline Project B, 3.750%,
   12/1/33

ARIZONA

   Maricopa County, AZ, Pollution Control             700,000                   700,000
   Revenue, Series A, Variable Rate,
   5.100%, 05/01/2029

MASSACHUSETTS

   Massachusetts Health & Educational                                         6,500,000
   Facilities Authority, Series B, Daily
   Demand Note, MBIA Insured, 3.850%,
   7/1/05

NEW YORK

   New York City, NY, General Obligation,             500,000                   500,000
   Series B, Daily Demand Note, FGIC
   Insured, 4.050%, 10/01/2020

   New York Municipal Water Authority,              3,000,000                 3,000,000
   Series 1994 G, Variable Rate Demand
   Note, 3.750%, 06/15/2024

   Long Island, NY,  Power Authority New                                      5,000,000
   York Electricity, Revenue, Series 6,
   3.750%, 05/01/2033

   New York State Energy Research &                                           5,000,000
   Development Authority, Pollution
   Control Revenue, Niagara Mohawk Co.,
   Daily Demand Note, 3.950%, 07/01/2015

OHIO

   Ohio Air Quality Development                                  1,200,000    1,200,000
   Authority, Cincinnati Gas and
   Electric, Daily Demmand Note, 4.150%,
   12/1/15

   Ohio Air Quality Development Authority                        3,400,000    3,400,000
   Revenue, Cincinnati Gas and Electric,
   Daily Demand Note, 3.700%, 09/01/2030

   Ohio Water Development Authority,                               400,000      400,000
   Environmental Mead Corporation, Series
   1986 B, Daily Demand Note, 3.750%,
   11/1/15

TEXAS

   Harris County, TX, Health Facilities,             5,000,000                7,000,000
   Revenue, Saint Lukes Episcopal
   Hospital, Series A, 3.700%, 02/15/2027

   Harris County, TX, Health Facilities,             1,500,000                1,500,000
   Revenue, St Lukes Episcopal Hospital,
   Series B, 3.800%, 02/15/2027

                                              ============================================
SHORT-TERM MUNICIPAL INVESTMENTS                    10,700,000    5,000,000  35,700,000
                                              ============================================
Short-term Municipal Investments (Cost of
   $20,000,000 $10,700,000  $5,000,000
   and $35,700,000 respectively)

LONG-TERM MUNICIPAL INVESTMENTS 98.5%
----------------------------------------

ALASKA

   Anchorage, AK, Electric Utility                   2,860,475               2,860,475
   Revenue, 6.500%, 12/01/2007

   North Slope Borough, AK, General                  2,838,480               7,805,820
   Obligation, Capital Appreciation,
   Series A, Zero Coupon, 06/30/2006

   North Slope Borough, AK, General                  3,345,100               3,345,100
   Obligation, Capital Appreciation,
   Series A, Zero Coupon, 06/30/2007

   North Slope Borough, AK, General                  4,406,710               4,406,710
   Obligation, Series 1997A, Zero Coupon,
   6/30/08

   North Slope Borough, AK, General                 19,230,976              32,902,998
   Obligation, Capital Appreciation,
   Series B, Zero Coupon, 06/30/2005

   North Slope Borough, AK, General                  9,448,670              16,320,430
   Obligation, Series B, Zero Coupon,
   1/1/03

   North Slope Borough, AK, General                 12,307,930              24,218,830
   Obligation, Capital Appreciation,
   Series B, Zero Coupon, 06/30/2004

ARIZONA

   Arizonia Municipal Finance Program,               4,193,630               4,193,630
   Certificate of Participation, Series




                                                      Scudder                         Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INVESTMENTS 1.5%
----------------------------------------
   25, MBIA, 7.875%, 08/01/2014

   Maricopa County, AZ, School District                                  4,000,000                   4,000,000
   #28, Kyrene Elementary, Series B, Zero
   Coupon, FGIC, 01/01/2004

   Maricopa County, AZ, School District                                  2,950,000                   2,950,000
   #6, Washington Elementary, Series B,
   FGIC, 4.100%, 07/01/2013

   Maricopa County, AZ, Unified School                                   5,280,000                   5,280,000
   District #41, Gilbert School, FGIC,
   Zero Coupon, 01/01/2005

   Maricopa County, AZ, School District                  4,905,000                                   4,905,000     3,585,898
   No. 28, Kyrene Elementary School,
   Series B, Zero Coupon, 01/01/2006

CALIFORNIA

   Alameda County, CA, Certificate of                                    8,995,000                   8,995,000
   Participation, Santa Rita Jail
   Project, 5.375%, 06/01/2009

   Banning, CA, Wastewater, Certificate                                    960,000                     960,000
   of Participation, AMBAC, 8.000%,
   1/1/19

   Banning, CA, Wastewater, Certificate                                  1,080,000                   1,080,000
   of Participation, AMBAC, 8.000%,
   1/1/19

   Big Bear Lake, CA , MBIA Insured,                                     3,800,000                   3,800,000
   Series 1996, 6.000%, 04/01/2011

   California General Obligation, 6.250%,                4,000,000                                   4,000,000     4,389,360
   10/1/07

   California General Obligation, 6.250%,                5,000,000                                   5,000,000     5,468,200
   4/1/08

   California, General Obligation,                       15,600,000                                 15,600,000     17,405,388
   6.600%, 02/01/2009

   California Housing Finance Agency,                    1,000,000                                   1,000,000     1,079,340
   Multi-Unit Rental Housing Revenue,
   Series A, 7.700%, 08/01/2010

   California Pollution Control Financing                12,000,000                                 12,000,000     12,914,760
   Authority, Solid Waste Disposal
   Revenue, Canadian Fibre of Riverside
   PJ, Series 1997 A, 9.000%, 07/01/2019

   California Statewide Community                        2,250,000                                   2,250,000     2,304,675
   Development Authority, Certificate of
   Participation, Lutheran Homes, 5.500%,
   11/15/08

   Foothill Eastern Transportation                       6,250,000                                   6,250,000     5,259,500
   Corridor Agency, CA , Toll Road
   Revenue, Senior Lien,
   Series A, Step-up
   Coupon 0% to
   1/1/2005, 7.15% to
   1/1/2014, 01/01/2014

   Foothill Eastern Transportation                       4,000,000                                   4,000,000     3,354,560
   Corridor Agency, CA, Toll Road
   Revenue, Senior Lien,
   Series A, Step-up
   Coupon, 0% to
   1/1/2005, 7.1% to
   1/1/2011, 01/01/2011

   Foothill Eastern Transportation                       4,000,000                                   4,000,000     3,359,440
   Corridor Agency, CA, Toll Road
   Revenue, Senior Lien,
   Series A, Step-up
   Coupon, 0% to
   1/1/2005, 7.1% to
   1/1/2012, 01/01/2012

   Foothill Eastern Transportation                       11,000,000                                 11,000,000     4,599,760
   Corridor Agency, CA, Toll Road
   Revenue, Senior Lien, Series A, Zero
   Coupon, 01/01/2015

   Foothill Eastern Transportation                       5,000,000                                   5,000,000     4,110,500
   Corridor Agency, CA, Toll Road
   Revenue, Senior Lien,
   Series A, Step-up
   Coupon, 0% to
   1/1/2005, 7.05% to
   1/1/2009, 01/01/2009

   Los Angeles County, CA, Certificate of                4,030,000                                   4,030,000     2,649,967
   Participation, Disney Parking Project,
   Zero Coupon, 09/01/2007

   Los Angeles County, CA, Certificate of                5,425,000                                   5,425,000     3,129,618
   Participation, Disney Parking Project,
   Zero Coupon, 09/01/2009

   California Housing Finance Agency,                                    2,015,000                   2,015,000
   MBIA Insured, 5.300%, 08/01/2014

   California State Public Works Board,                                  8,095,000                   8,095,000
   Lease Revenue, Series A, AMBAC
   insured, 6.300%, 12/01/2006

   Los Angeles County, CA , Public Works                                 3,000,000                   3,000,000
   Authority, MBIA Insured, Series 1996B,
   5.250%, 09/01/2011

   Los Angeles County, CA, Capital Asset                                 9,000,000                   9,000,000
   Leasing, AMBAC, 6.000%, 12/01/2006






                                                 AARP Insured      Scudder      Pro Forma
                                               Tax Free General Ohio Tax Free   Combined
                                                 Bond Market     Fund Market     Market
                                                   Value($)        Value($)    Value($)(1)
                                              --------------------------------------------
SHORT-TERM MUNICIPAL INVESTMENTS 1.5%
----------------------------------------
   25, MBIA, 7.875%, 08/01/2014

   Maricopa County, AZ, School District              3,264,480                   3,264,480
   #28, Kyrene Elementary, Series B, Zero
   Coupon, FGIC, 01/01/2004

   Maricopa County, AZ, School District              2,440,152                   2,440,152
   #6, Washington Elementary, Series B,
   FGIC, 4.100%, 07/01/2013

   Maricopa County, AZ, Unified School               4,081,546                   4,081,546
   District #41, Gilbert School, FGIC,
   Zero Coupon, 01/01/2005

   Maricopa County, AZ, School District                                          3,585,898
   No. 28, Kyrene Elementary School,
   Series B, Zero Coupon, 01/01/2006

CALIFORNIA

   Alameda County, CA, Certificate of                9,242,183                   9,242,183
   Participation, Santa Rita Jail
   Project, 5.375%, 06/01/2009

   Banning, CA, Wastewater, Certificate              1,182,202                   1,182,202
   of Participation, AMBAC, 8.000%,
   1/1/19

   Banning, CA, Wastewater, Certificate              1,316,639                   1,316,639
   of Participation, AMBAC, 8.000%,
   1/1/19

   Big Bear Lake, CA , MBIA Insured,                 4,055,816                   4,055,816
   Series 1996, 6.000%, 04/01/2011

   California General Obligation, 6.250%,                                        4,389,360
   10/1/07

   California General Obligation, 6.250%,                                        5,468,200
   4/1/08

   California, General Obligation,                                              17,405,388
   6.600%, 02/01/2009

   California Housing Finance Agency,                                            1,079,340
   Multi-Unit Rental Housing Revenue,
   Series A, 7.700%, 08/01/2010

   California Pollution Control Financing                                       12,914,760
   Authority, Solid Waste Disposal
   Revenue, Canadian Fibre of Riverside
   PJ, Series 1997 A, 9.000%, 07/01/2019

   California Statewide Community                                                2,304,675
   Development Authority, Certificate of
   Participation, Lutheran Homes, 5.500%,
   11/15/08

   Foothill Eastern Transportation                                               5,259,500
   Corridor Agency, CA , Toll Road
   Revenue, Senior Lien,
   Series A, Step-up
   Coupon 0% to
   1/1/2005, 7.15% to
   1/1/2014, 01/01/2014

   Foothill Eastern Transportation                                               3,354,560
   Corridor Agency, CA, Toll Road
   Revenue, Senior Lien,
   Series A, Step-up
   Coupon, 0% to
   1/1/2005, 7.1% to
   1/1/2011, 01/01/2011

   Foothill Eastern Transportation                                               3,359,440
   Corridor Agency, CA, Toll Road
   Revenue, Senior Lien,
   Series A, Step-up
   Coupon, 0% to
   1/1/2005, 7.1% to
   1/1/2012, 01/01/2012

   Foothill Eastern Transportation                                               4,599,760
   Corridor Agency, CA, Toll Road
   Revenue, Senior Lien, Series A, Zero
   Coupon, 01/01/2015

   Foothill Eastern Transportation                                               4,110,500
   Corridor Agency, CA, Toll Road
   Revenue, Senior Lien,
   Series A, Step-up
   Coupon, 0% to
   1/1/2005, 7.05% to
   1/1/2009, 01/01/2009

   Los Angeles County, CA, Certificate of                                        2,649,967
   Participation, Disney Parking Project,
   Zero Coupon, 09/01/2007

   Los Angeles County, CA, Certificate of                                        3,129,618
   Participation, Disney Parking Project,
   Zero Coupon, 09/01/2009

   California Housing Finance Agency,                2,039,039                   2,039,039
   MBIA Insured, 5.300%, 08/01/2014

   California State Public Works Board,              8,876,006                   8,876,006
   Lease Revenue, Series A, AMBAC
   insured, 6.300%, 12/01/2006

   Los Angeles County, CA , Public Works             2,991,930                   2,991,930
   Authority, MBIA Insured, Series 1996B,
   5.250%, 09/01/2011

   Los Angeles County, CA, Capital Asset             9,653,220                   9,653,220
   Leasing, AMBAC, 6.000%, 12/01/2006


                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ----------------------------------------------------------------------------
  Los Angeles County, CA, Public Works                                 11,140,000                 11,140,000
  Finance Authority, Lease Revenue,
  Multiple Projects IV, MBIA, 4.750%,
  12/1/10

  Madera County, CA, Certificates of                                    2,840,000                  2,840,000
  Participation, Valley Childrens
  Hospital, 6.500%, 03/15/2010

  Oakland, CA, Redevelopment Agency, Tax                                2,000,000                  2,000,000
  Allocation, AMBAC, 6.000%, 02/01/2007

  Roseville, CA, Unified High School                   1,830,000                                   1,830,000     1,032,797
  District, General Obligation, Series
  B, Zero Coupon, 08/01/2010

  Roseville, CA, Unified High School                   1,000,000                                   1,000,000       399,450
  District, General Obligation, Series
  B, Zero Coupon, 08/01/2015

  San Joaquin Hills, CA, Transportation,               2,000,000                                   2,000,000     1,015,280
  Revenue, Series A, Zero Coupon,
  1/15/12

  San Joaquin, CA, Certificate of                      3,895,000                                   3,895,000     3,917,630
  Participation, County Public
  Facilities Project, 5.500%, 11/15/2013

  San Diego County, CA, Water Authority                                 6,300,000                  6,300,000
  Revenue, Certificate of Participation,
  FGIC, 5.632%, 04/25/2007

  San Diego, CA, Water Authority,,                                      4,500,000                  4,500,000
  Certificate of Participation, FGIC,
  5.681%, 04/22/2009

  San Francisco, CA, Bay Area Rapid                                     2,000,000                  2,000,000
  Transit District, Sales Tax Revenue
  Refunding, AMBAC, 6.750%, 07/01/2010

  San Joaquin Hills, CA, Transportation,                                3,000,000                  3,000,000
  Revenue, Series A, Zero Coupon,
  1/15/12

  San Joaquin, CA, Certificate of                                       2,000,000                  2,000,000
  Participation, County Public
  Facilities Project, 5.500%, 11/15/2013

  Sweetwater Authority, CA, Water                                      10,000,000                 10,000,000
  Revenue, AMBAC insured, 5.250%,
  4/1/10

COLORADO

  Colorado Housing Finance Authority                   2,030,000                                   2,030,000     2,205,209
  Revenue, 8.100%, 10/01/2005

  Colorado Housing Finance Authority                   2,145,000                                   2,145,000     2,332,988
  Revenue, 8.150%, 10/01/2006

  Colorado Housing Finance Authority                   2,320,000                                   2,320,000     2,523,325
  Revenue, Multi-Family Mortgage, Series
  A, 8.150%, 10/01/2007

  Colorado Housing Finance Authority                   2,510,000                                   2,510,000     2,733,315
  Revenue, Multi-Family Mortgage, Series
  A, 8.200%, 10/01/2008

  Colorado Housing Finance Authority                   2,725,000                                   2,725,000     2,967,443
  Revenue, Multi-Family Mortgage, Series
  A, 8.200%, 10/01/2009

  Colorado Housing Finance Authority                   1,940,000                                   1,940,000     2,115,201
  Revenue, 8.250%, 10/01/2010

  Colorado Housing Finance Authority                   1,680,000                                   1,680,000     1,831,721
  Revenue, 8.250%, 10/01/2011

  Colorado Housing Finance Authority                   1,945,000                                   1,945,000     2,120,653
  Revenue, 8.250%, 10/01/2012

  Denver, CO, Urban Renewal Authority,                   945,000                                     945,000       990,029
  Tax Increment Revenue,
  Pavilions-Convention, AMT, Series
  1989, 7.500%, 09/01/2004

  Mesa County, CO, Residual Revenue,                                    6,435,000                   6,435,000
  Single Family Housing, ETM, Series
  1992, Zero Coupon, 12/01/2011

CONNECTICUT

  Connecticut Resource Recovery                                         2,000,000                   2,000,000
  Authority , MBIA Insured, Series 1996,
  6.250%, 11/15/2005

  Connecticut Resource Recovery                                         4,525,000                   4,525,000
  Authority , MBIA Insured, Series
  1996A, 6.250%, 11/15/2006

  Connecticut State Health Facility                                     5,000,000                   5,000,000
  Authority , Series 1992B, 6.150%,
  11/15/04

DISTRICT OF COLUMBIA

                                             AARP Insured     Scudder       Pro Forma
                                           Tax Free General Ohio Tax Free   Combined
                                             Bond Market     Fund Market     Market
                                               Value($)        Value($)    Value($)(1)
                                           -------------------------------------------

  Los Angeles County, CA, Public Works        10,739,294                    10,739,294
  Finance Authority, Lease Revenue,
  Multiple Projects IV, MBIA, 4.750%,
  12/1/10

  Madera County, CA, Certificates of           3,154,700                     3,154,700
  Participation, Valley Childrens
  Hospital, 6.500%, 03/15/2010

  Oakland, CA, Redevelopment Agency, Tax       2,150,480                     2,150,480
  Allocation, AMBAC, 6.000%, 02/01/2007

  Roseville, CA, Unified High School                                         1,032,797
  District, General Obligation, Series
  B, Zero Coupon, 08/01/2010

  Roseville, CA, Unified High School                                           399,450
  District, General Obligation, Series
  B, Zero Coupon, 08/01/2015

  San Joaquin Hills, CA, Transportation,                                     1,015,280
  Revenue, Series A, Zero Coupon,
  1/15/12

  San Joaquin, CA, Certificate of                                            3,917,630
  Participation, County Public
  Facilities Project, 5.500%, 11/15/2013

  San Diego County, CA, Water Authority        6,613,110                     6,613,110
  Revenue, Certificate of Participation,
  FGIC, 5.632%, 04/25/2007

  San Diego, CA, Water Authority,,             4,701,240                     4,701,240
  Certificate of Participation, FGIC,
  5.681%, 04/22/2009

  San Francisco, CA, Bay Area Rapid            2,265,300                     2,265,300
  Transit District, Sales Tax Revenue
  Refunding, AMBAC, 6.750%, 07/01/2010

  San Joaquin Hills, CA, Transportation,       1,522,920                     1,522,920
  Revenue, Series A, Zero Coupon,
  1/15/12

  San Joaquin, CA, Certificate of              2,011,620                     2,011,620
  Participation, County Public
  Facilities Project, 5.500%, 11/15/2013

  Sweetwater Authority, CA, Water             10,111,600                    10,111,600
  Revenue, AMBAC insured, 5.250%,
  4/1/10

COLORADO

  Colorado Housing Finance Authority                                         2,205,209
  Revenue, 8.100%, 10/01/2005

  Colorado Housing Finance Authority                                         2,332,988
  Revenue, 8.150%, 10/01/2006

  Colorado Housing Finance Authority                                         2,523,325
  Revenue, Multi-Family Mortgage, Series
  A, 8.150%, 10/01/2007

  Colorado Housing Finance Authority                                         2,733,315
  Revenue, Multi-Family Mortgage, Series
  A, 8.200%, 10/01/2008

  Colorado Housing Finance Authority                                         2,967,443
  Revenue, Multi-Family Mortgage, Series
  A, 8.200%, 10/01/2009

  Colorado Housing Finance Authority                                         2,115,201
  Revenue, 8.250%, 10/01/2010

  Colorado Housing Finance Authority                                         1,831,721
  Revenue, 8.250%, 10/01/2011

  Colorado Housing Finance Authority                                         2,120,653
  Revenue, 8.250%, 10/01/2012

  Denver, CO, Urban Renewal Authority,                                         990,029
  Tax Increment Revenue,
  Pavilions-Convention, AMT, Series
  1989, 7.500%, 09/01/2004

  Mesa County, CO, Residual Revenue,           3,288,864                     3,288,864
  Single Family Housing, ETM, Series
  1992, Zero Coupon, 12/01/2011

CONNECTICUT

  Connecticut Resource Recovery                2,149,460                     2,149,460
  Authority , MBIA Insured, Series 1996,
  6.250%, 11/15/2005

  Connecticut Resource Recovery                4,882,294                     4,882,294
  Authority , MBIA Insured, Series
  1996A, 6.250%, 11/15/2006

  Connecticut State Health Facility            5,136,250                     5,136,250
  Authority , Series 1992B, 6.150%,
  11/15/04

DISTRICT OF COLUMBIA

                                                     Scudder                        Scudder
                                                     Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                   Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                  Principal Amount   General Bond   Principal   Principal     Bond Market
                                                       ($)             Principal    Amount($)   Amount($)       Value($)
                                                  ---------------------------------------------------------------------------
  District of Columbia, General                                        9,000,000                 9,000,000
  Obligation, Series B, 5.500%,
  6/1/10

  District of Columbia, Prerefunded,                                     350,000                   350,000
  Series A, 5.875%, 06/01/2005

  District of Columbia, Unrefunded                                     4,400,000                 4,400,000
  Balance, Series A, 5.875%, 06/01/2005

  District of Columbia, Unrefunded                                     2,160,000                 2,160,000
  Balance, MBIA Insured, 6.250%,
  6/1/10

  District of Columbia, General                                          110,000                   110,000
  Obligation, Prerefunded 8/1/99 at 100,
  MBIA Insured,, 6.500%, 06/01/2010

  District of Columbia, General                                        3,500,000                 3,500,000
  Obligation, Series B, MBIA, Zero
  Coupon, 06/01/2000

  District of Columbia, General                        2,000,000                                 2,000,000     1,686,940
  Obligation, Series B, Zero Coupon,
  6/1/03

  District of Columbia, General                        1,350,000                                 1,350,000     1,368,819
  Obligation, Series B3, 5.300%,
  6/1/05

  District of Columbia, General                        1,000,000                                 1,000,000     1,017,940
  Obligation, Series B3, 5.500%,
  6/1/07

  District of Columbia, General                        3,225,000                                 3,225,000     3,266,677
  Obligation, Series B3, 5.500%,
  6/1/08

  District of Columbia, Water and Sewer                5,000,000                                 5,000,000     4,714,600
  Authority, Public Utility Revenue,
  5.500%, 10/01/2023

  District of Columbia, General                        3,300,000                                 3,300,000     3,437,478
  Obligation, Series A, 5.875%,
  6/1/05

  District of Columbia, General                       12,500,000                                12,500,000    12,618,250
  Obligation, Inverse Floating Rate
  Note, Series 1999B, 6.818%, 06/01/2010

  District of Columbia, Certificate of                 1,780,000                                 1,780,000     1,816,704
  Participation, 6.875%, 01/01/2003

  District of Columbia, Certificate of                 1,000,000                                 1,000,000     1,047,830
  Participation, 7.300%, 01/01/2013

  District of Columbia, Unrefunded                                     3,905,000                 3,905,000
  Balance, Series B, 6.125%, 06/01/2003

  District of Columbia, General                                           95,000                    95,000
  Obligation, Prerefunded 6/1/02 at 102,
  Series B,, 6.125%, 06/01/2003

  District of Columbia, General                                       18,905,000                18,905,000
  Obligation, Series B, AMBAC, 5.400%,
  6/1/06

  District of Columbia, General                                       10,000,000                10,000,000
  Obligation, Series B3, MBIA, 5.400%,
  6/1/06

  District of Columbia, General                                       25,000,000                25,000,000
  Obligation, Series B, AMBAC, 5.500%,
  6/1/07

  District of Columbia, General                                       21,300,000                21,300,000
  Obligation, Series B, AMBAC, 5.500%,
  6/1/08

  District of Columbia, General                                       16,150,000                16,150,000
  Obligation, Series B, AMBAC, 5.500%,
  6/1/09

  District of Columbia, General                                        2,840,000                 2,840,000
  Obligation, Series B, MBIA, 5.500%,
  6/1/09

  District of Columbia, General                                        1,050,000                 1,050,000
  Obligation, Series B, MBIA, 5.500%,
  6/1/12

  Washington DC Convention Center,                                     4,000,000                 4,000,000
  Authority Dedicated Tax Revenue,
  5.250%, 10/01/2012

GEORGIA

  Cobb County, GA, Kennestone Hospital                                 2,305,000                 2,305,000
  Authority, Series A, MBIA, 5.625%,
  4/1/11

  Burke County, GA, Development                        5,000,000                                 5,000,000     5,599,450
  Authority, Pollution Control Revenue,
  Votgle Project, 7.700%, 01/01/2006

  Georgia Municipal Electric Authority,                5,000,000                                 5,000,000     5,429,650
  Power Revenue, Series V, 6.500%,
  1/1/12

                                              AARP Insured      Scudder     Pro Forma
                                            Tax Free General Ohio Tax Free   Combined
                                              Bond Market     Fund Market     Market
                                                Value($)        Value($)    Value($)(1)
                                           --------------------------------------------
  District of Columbia, General                9,056,970                     9,056,970
  Obligation, Series B, 5.500%,
  6/1/10

  District of Columbia, Prerefunded,             368,060                       368,060
  Series A, 5.875%, 06/01/2005

  District of Columbia, Unrefunded             4,583,304                     4,583,304
  Balance, Series A, 5.875%, 06/01/2005

  District of Columbia, Unrefunded             2,327,897                     2,327,897
  Balance, MBIA Insured, 6.250%,
  6/1/10

  District of Columbia, General                  121,525                       121,525
  Obligation, Prerefunded 8/1/99 at 100,
  MBIA Insured,, 6.500%, 06/01/2010

  District of Columbia, General                3,417,680                     3,417,680
  Obligation, Series B, MBIA, Zero
  Coupon, 06/01/2000

  District of Columbia, General                                              1,686,940
  Obligation, Series B, Zero Coupon,
  6/1/03

  District of Columbia, General                                              1,368,819
  Obligation, Series B3, 5.300%,
  6/1/05

  District of Columbia, General                                              1,017,940
  Obligation, Series B3, 5.500%,
  6/1/07

  District of Columbia, General                                              3,266,677
  Obligation, Series B3, 5.500%,
  6/1/08

  District of Columbia, Water and Sewer                                      4,714,600
  Authority, Public Utility Revenue,
  5.500%, 10/01/2023

  District of Columbia, General                                              3,437,478
  Obligation, Series A, 5.875%,
  6/1/05

  District of Columbia, General                                             12,618,250
  Obligation, Inverse Floating Rate
  Note, Series 1999B, 6.818%, 06/01/2010

  District of Columbia, Certificate of                                       1,816,704
  Participation, 6.875%, 01/01/2003

  District of Columbia, Certificate of                                       1,047,830
  Participation, 7.300%, 01/01/2013

  District of Columbia, Unrefunded             4,082,014                     4,082,014
  Balance, Series B, 6.125%, 06/01/2003

  District of Columbia, General                  100,565                       100,565
  Obligation, Prerefunded 6/1/02 at 102,
  Series B,, 6.125%, 06/01/2003

  District of Columbia, General               19,207,480                    19,207,480
  Obligation, Series B, AMBAC, 5.400%,
  6/1/06

  District of Columbia, General               10,160,000                    10,160,000
  Obligation, Series B3, MBIA, 5.400%,
  6/1/06

  District of Columbia, General               25,448,500                    25,448,500
  Obligation, Series B, AMBAC, 5.500%,
  6/1/07

  District of Columbia, General               21,575,196                    21,575,196
  Obligation, Series B, AMBAC, 5.500%,
  6/1/08

  District of Columbia, General               16,280,815                    16,280,815
  Obligation, Series B, AMBAC, 5.500%,
  6/1/09

  District of Columbia, General                2,863,004                     2,863,004
  Obligation, Series B, MBIA, 5.500%,
  6/1/09

  District of Columbia, General                1,034,030                     1,034,030
  Obligation, Series B, MBIA, 5.500%,
  6/1/12

  Washington DC Convention Center,             3,858,000                     3,858,000
  Authority Dedicated Tax Revenue,
  5.250%, 10/01/2012

GEORGIA

  Cobb County, GA, Kennestone Hospital         2,350,639                     2,350,639
  Authority, Series A, MBIA, 5.625%,
  4/1/11

  Burke County, GA, Development                                              5,599,450
  Authority, Pollution Control Revenue,
  Votgle Project, 7.700%, 01/01/2006

  Georgia Municipal Electric Authority,                                      5,429,650
  Power Revenue, Series V, 6.500%,
  1/1/12


                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma      Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
   Georgia Municipal Electricity                         3,500,000                               3,500,000       3,800,755
   Authority, Power Revenue, Fourth
   Crossover, Project No. 1, Series 1997
   X, 6.500%, 01/01/2012

   Georgia, General Obligation, Series B,                                4,000,000               4,000,000
   5.750%, 08/01/2012

   Macon-Bibb County, GA, Hospital                                       3,000,000               3,000,000
   Authority, Medical Center of Central
   Georgia, Series C, FGIC, 5.250%,
   8/1/2011

   Municipal Electric Authority Power                                    3,500,000               3,500,000
   Revenue , Series Y, 6.400%, 01/01/2013


HAWAII

   State of Hawaii, General Obligation,                                 18,095,000              18,095,000
   Series CT, 5.700%, 09/01/2013

   State of Hawaii, General Obligation,                                  2,000,000               2,000,000
   Series 1992 BZ, FGIC Insured, 6.000%,
   10/1/2009

ILLINOIS

   Central Lake County, IL, Joint Action                                 2,245,000               2,245,000
   Water Agency, Refunding Revenue, MBIA,
   Zero Coupon, 05/01/2002

   Central Lake County, IL, Joint Action                 2,445,000                               2,445,000       1,954,655
   Water Agency, Refunding, Zero Coupon,
   5/1/2004

   Chicago, IL, Public Building                          4,000,000                               4,000,000       2,598,200
   Commission, Capital Appreciation, ETM,
   Series 1990 A, Zero Coupon, 01/01/2008

   Chicago, IL, Public Building                          2,655,000                               2,655,000       2,664,399
   Commission, Building Revenue, Series
   A, 5.250%, 12/01/2008

   Chicago, IL, Wastewater Transmission                                 11,990,000              11,990,000
   Revenue, FGIC, 5.500%, 01/01/2009

   Chicago, IL, Wastewater Transmission                                  7,220,000               7,220,000
   Revenue, FGIC, 5.500%, 01/01/2010

   Chicago, IL, General Obligation Lease,                               26,000,000              26,000,000
   Board of Education, Series A, 6.250%,
   1/1/2015

   Chicago, IL, Board of Education,                                     36,625,000              36,625,000
   Certificates of Participation, Series
   A, 6.000%, 01/01/2020

   Chicago, IL, Motor Fuel Tax Revenue,                  5,000,000                               5,000,000       4,810,150
   5.375%, 01/01/2014

   Chicago, IL, Wastewater Transmission                  3,215,000                               3,215,000       3,123,180
   Revenue, 5.375%, 01/01/2013

   Chicago, IL, General Obligation,                      7,200,000                               7,200,000       7,481,952
   Emergency Telephone Systems, 5.600%,
   1/1/2009

   Chicago, IL, General Obligation,                                      1,620,000               1,620,000
   Series B, 5.000%, 01/01/2011

   Chicago, IL, General Obligation,                                      5,200,000               5,200,000
   Series B, AMBAC, 5.000%, 01/01/2010

   Chicago, IL, General Obligation,                                      9,550,000               9,550,000
   Series B, AMBAC, 5.125%, 01/01/2015

   Chicago, IL, General Obligation,                                     15,410,000              15,410,000
   Series A, MBIA, 5.375%, 01/01/2013

   Chicago, IL, General Obligation,                                      3,000,000               3,000,000
   AMBAC, 6.250%, 01/01/2011

   Chicago, IL, General Obligation,                      3,750,000                               3,750,000       3,948,300
   Series 1996 A2, 6.250%, 01/01/2014

   Chicago, IL, General Obligation Lease,                               11,025,000              11,025,000
   Board of Education, Series A, MBIA
   Insured, 6.000%, 01/01/2016

   Chicago, IL, General Obligation Lease,                                1,600,000               1,600,000
   Board of Education , MBIA Insured,
   Series 1996, 6.250%, 12/01/2011

   Chicago, IL, General Obligation Lease,                               11,550,000              11,550,000
   Board of Education, Series A, MBIA,
   6.250%, 01/01/2010

   Chicago, IL, General Obligation Lease,                2,725,000                               2,725,000       2,861,414
   Board of Education, Series A, 6.250%,
   1/1/2015

   Chicago, IL, O'Hare International                                     2,255,000               2,255,000
   Airport, Refunding Revenue, AMBAC
   Insured, Series 1996A, 6.000%,
   1/1/2006

   Chicago, IL, O'Hare International                     2,250,000                               2,250,000       1,966,433
   Airport, Special Facilities Revenue,





                                                   AARP Insured      Scudder      Pro Forma
                                                 Tax Free General  Ohio Tax Free   Combined
                                                   Bond Market      Fund Market     Market
                                                     Value($)         Value($)    Value($)(1)
                                                --------------------------------------------
   Georgia Municipal Electricity                                                   3,800,755
   Authority, Power Revenue, Fourth
   Crossover, Project No. 1, Series 1997
   X, 6.500%, 01/01/2012

   Georgia, General Obligation, Series B,            4,134,960                     4,134,960
   5.750%, 08/01/2012

   Macon-Bibb County, GA, Hospital                   2,971,230                     2,971,230
   Authority, Medical Center of Central
   Georgia, Series C, FGIC, 5.250%,
   8/1/2011

   Municipal Electric Authority Power                3,764,880                     3,764,880
   Revenue , Series Y, 6.400%, 01/01/2013


HAWAII

   State of Hawaii, General Obligation,             18,217,322                    18,217,322
   Series CT, 5.700%, 09/01/2013

   State of Hawaii, General Obligation,              2,113,180                     2,113,180
   Series 1992 BZ, FGIC Insured, 6.000%,
   10/1/2009


ILLINOIS

   Central Lake County, IL, Joint Action               1,995,872                   1,995,872
   Water Agency, Refunding Revenue, MBIA,
   Zero Coupon, 05/01/2002

   Central Lake County, IL, Joint Action                                           1,954,655
   Water Agency, Refunding, Zero Coupon,
   5/1/2004

   Chicago, IL, Public Building                                                    2,598,200
   Commission, Capital Appreciation, ETM,
   Series 1990 A, Zero Coupon, 01/01/2008

   Chicago, IL, Public Building                                                    2,664,399
   Commission, Building Revenue, Series
   A, 5.250%, 12/01/2008

   Chicago, IL, Wastewater Transmission               12,231,239                  12,231,239
   Revenue, FGIC, 5.500%, 01/01/2009

   Chicago, IL, Wastewater Transmission                7,264,114                   7,264,114
   Revenue, FGIC, 5.500%, 01/01/2010

   Chicago, IL, General Obligation Lease,             27,301,560                  27,301,560
   Board of Education, Series A, 6.250%,
   1/1/2015

   Chicago, IL, Board of Education,                   36,920,564                  36,920,564
   Certificates of Participation, Series
   A, 6.000%, 01/01/2020

   Chicago, IL, Motor Fuel Tax Revenue,                                            4,810,150
   5.375%, 01/01/2014

   Chicago, IL, Wastewater Transmission                                            3,123,180
   Revenue, 5.375%, 01/01/2013

   Chicago, IL, General Obligation,                                                7,481,952
   Emergency Telephone Systems, 5.600%,
   1/1/2009

   Chicago, IL, General Obligation,                    1,547,716                   1,547,716
   Series B, 5.000%, 01/01/2011

   Chicago, IL, General Obligation,                    5,018,728                   5,018,728
   Series B, AMBAC, 5.000%, 01/01/2010

   Chicago, IL, General Obligation,                    8,850,081                   8,850,081
   Series B, AMBAC, 5.125%, 01/01/2015

   Chicago, IL, General Obligation,                   14,969,890                  14,969,890
   Series A, MBIA, 5.375%, 01/01/2013

   Chicago, IL, General Obligation,                    3,188,250                   3,188,250
   AMBAC, 6.250%, 01/01/2011

   Chicago, IL, General Obligation,                                                3,948,300
   Series 1996 A2, 6.250%, 01/01/2014

   Chicago, IL, General Obligation Lease,             11,253,328                  11,253,328
   Board of Education, Series A, MBIA
   Insured, 6.000%, 01/01/2016

   Chicago, IL, General Obligation Lease,              1,706,304                   1,706,304
   Board of Education , MBIA Insured,
   Series 1996, 6.250%, 12/01/2011

   Chicago, IL, General Obligation Lease,             12,291,048                  12,291,048
   Board of Education, Series A, MBIA,
   6.250%, 01/01/2010

   Chicago, IL, General Obligation Lease,                                          2,861,414
   Board of Education, Series A, 6.250%,
   1/1/2015

   Chicago, IL, O'Hare International                   2,369,644                   2,369,644
   Airport, Refunding Revenue, AMBAC
   Insured, Series 1996A, 6.000%,
   1/1/2006

   Chicago, IL, O'Hare International                                               1,966,433
   Airport, Special Facilities Revenue,

                                                     Scudder                         Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
   United Airlines Project, Series A,
   5.350%, 09/01/2016

   Chicago, IL, Public Building                                         9,705,000                   9,705,000
   Commission, Building Revenue, Series
   A, MBIA, 5.250%, 12/01/2011

   Chicago, IL, Public Building                                        10,420,000                  10,420,000
   Commission, Building Revenue, Series
   A, MBIA, 5.250%, 12/01/2009

   Chicago, IL, Public Building                                         3,500,000                   3,500,000
   Commission, Building Revenue, Series
   A, MBIA Insured, 5.250%, 12/01/2007

   Chicago, IL, Public Building                                         2,430,000                   2,430,000
   Commission, Board of Education, Series
   A, MBIA, Zero Coupon, 01/01/2006

   Chicago,IL, O'Hare International                                     6,500,000                   6,500,000
   Airport, Revenue Refunding, Series C,
   MBIA, 5.000%, 01/01/2011

   Cook & Dupage Counties, IL , Housing                                 2,550,000                   2,550,000
   Development Authority, Zero Coupon,
   FSA Insured, 12/01/2007

   Cook & Dupage Counties, IL , Housing                                 2,625,000                   2,625,000
   Development Authority, Zero Coupon,
   FSA Insured, 12/01/2008

   Cook & Dupage Counties, IL , Housing                                 2,860,000                   2,860,000
   Development Authority, Zero Coupon,
   FSA Insured, 12/01/2009

   Cook County, IL, Community High School                               1,700,000                   1,700,000
   District #233, Capital Appreciation
   Series 1993 B, FGIC Insured, Zero
   Coupon, 12/01/2008

   Cook County, IL, General Obligation,                                 3,205,000                   3,205,000
   Zero Coupon, ETM, AMBAC Insured,
   11/1/2004

   Cook County, IL, General Obligation,                                 5,000,000                   5,000,000
   Series C, FGIC, 6.000%, 11/15/2007

   Decatur, IL, General Obligation,                                     1,455,000                   1,455,000
   Series 1991, AMBAC, Zero Coupon,
   10/1/2003

   Decatur, IL, General Obligation,                                     1,415,000                   1,415,000
   Series 1991, AMBAC, Zero Coupon,
   10/1/2004

   Decatur, IL, Public Building                                         1,725,000                   1,725,000
   Commission, General Obligation,
   Certificate of Participation, FGIC,
   6.500%, 01/01/2003

   Decatur, IL, Public Building                                         1,500,000                   1,500,000
   Commission, General Obligation,
   Certificate of Participation, FGIC,
   6.500%, 01/01/2006

   Du-Page, IL, Industrial Development                  3,600,000                                   3,600,000     3,648,600
   Revenue, Weyerhaeuser Company Project,
   Series 1983, 8.650%, 11/01/2008

   Hoffman Estates, IL, Tax Increment                   8,500,000                                   8,500,000     6,005,250
   Revenue, Capital Appreciation, Junior
   Lien, Series 1991, Zero Coupon,
   5/15/2006

   Hoffman Estates, IL, Tax Increment                                  17,460,000                  17,460,000
   Revenue, Capital Appreciation, Junior
   Lien, Series 1991, Zero Coupon,
   5/15/2007

   Illinois, Dedicated Tax Revenue, Civic                               3,000,000                   3,000,000
   Center Project, AMBAC, 6.250%,
   12/15/2011

   Illinois, Dedicated Tax Revenue, Civic                               6,975,000                   6,975,000
   Center Project, AMBAC, 6.250%,
   12/15/2020

   Illinois Dedicated Tax Revenue, Civic                                4,765,000                   4,765,000
   Center Project, Series A, 6.500%,
   12/15/2007

   Illinois Dedicated Tax Revenue, Civic                                5,255,000                   5,255,000
   Center Project, Series A, AMBAC,
   6.500%, 12/15/2008

   Illinois Development Finance                         5,000,000                                   5,000,000     5,052,450
   Authority, Commonwealth Edison,
   Refunding, 5.850%, 01/15/2014

   Illinois Educational Facilities                      3,100,000       2,860,000                   5,960,000     2,337,462
   Authority, Loyola University, 1991
   Series A, MBIA, Zero Coupon,
   7/1/2004

   Illinois Educational Facilities                                      4,000,000                   4,000,000
   Authority, Loyola University,  Zero
   Coupon, 07/01/2005

   Illinois Health Facilities Authority,                                1,640,000                   1,640,000
   Brokaw-Mennonite Healthcare, FGIC,





                                                  AARP Insured       Scudder      Pro Forma
                                                Tax Free General  Ohio Tax Free   Combined
                                                  Bond Market      Fund Market     Market
                                                    Value($)         Value($)    Value($)(1)
                                               --------------------------------------------
   United Airlines Project, Series A,
   5.350%, 09/01/2016

   Chicago, IL, Public Building                      9,542,732                    9,542,732
   Commission, Building Revenue, Series
   A, MBIA, 5.250%, 12/01/2011

   Chicago, IL, Public Building                     10,403,328                   10,403,328
   Commission, Building Revenue, Series
   A, MBIA, 5.250%, 12/01/2009

   Chicago, IL, Public Building                      3,534,265                    3,534,265
   Commission, Building Revenue, Series
   A, MBIA Insured, 5.250%, 12/01/2007

   Chicago, IL, Public Building                      1,776,500                    1,776,500
   Commission, Board of Education, Series
   A, MBIA, Zero Coupon, 01/01/2006

   Chicago,IL, O'Hare International                  6,209,970                    6,209,970
   Airport, Revenue Refunding, Series C,
   MBIA, 5.000%, 01/01/2011

   Cook & Dupage Counties, IL , Housing              1,664,972                    1,664,972
   Development Authority, Zero Coupon,
   FSA Insured, 12/01/2007

   Cook & Dupage Counties, IL , Housing              1,611,645                    1,611,645
   Development Authority, Zero Coupon,
   FSA Insured, 12/01/2008

   Cook & Dupage Counties, IL , Housing              1,652,765                    1,652,765
   Development Authority, Zero Coupon,
   FSA Insured, 12/01/2009

   Cook County, IL, Community High School            1,043,732                    1,043,732
   District #233, Capital Appreciation
   Series 1993 B, FGIC Insured, Zero
   Coupon, 12/01/2008

   Cook County, IL, General Obligation,              2,511,630                    2,511,630
   Zero Coupon, ETM, AMBAC Insured,
   11/1/2004

   Cook County, IL, General Obligation,              5,290,400                    5,290,400
   Series C, FGIC, 6.000%, 11/15/2007

   Decatur, IL, General Obligation,                  1,204,304                    1,204,304
   Series 1991, AMBAC, Zero Coupon,
   10/1/2003

   Decatur, IL, General Obligation,                  1,108,058                    1,108,058
   Series 1991, AMBAC, Zero Coupon,
   10/1/2004

   Decatur, IL, Public Building                      1,819,530                    1,819,530
   Commission, General Obligation,
   Certificate of Participation, FGIC,
   6.500%, 01/01/2003

   Decatur, IL, Public Building                      1,617,270                    1,617,270
   Commission, General Obligation,
   Certificate of Participation, FGIC,
   6.500%, 01/01/2006

   Du-Page, IL, Industrial Development                                            3,648,600
   Revenue, Weyerhaeuser Company Project,
   Series 1983, 8.650%, 11/01/2008

   Hoffman Estates, IL, Tax Increment                                             6,005,250
   Revenue, Capital Appreciation, Junior
   Lien, Series 1991, Zero Coupon,
   5/15/2006

   Hoffman Estates, IL, Tax Increment               11,611,948                   11,611,948
   Revenue, Capital Appreciation, Junior
   Lien, Series 1991, Zero Coupon,
   5/15/2007

   Illinois, Dedicated Tax Revenue, Civic            3,199,740                    3,199,740
   Center Project, AMBAC, 6.250%,
   12/15/2011

   Illinois, Dedicated Tax Revenue, Civic            7,215,638                    7,215,638
   Center Project, AMBAC, 6.250%,
   12/15/2020

   Illinois Dedicated Tax Revenue, Civic             5,230,588                    5,230,588
   Center Project, Series A, 6.500%,
   12/15/2007

   Illinois Dedicated Tax Revenue, Civic             5,782,182                    5,782,182
   Center Project, Series A, AMBAC,
   6.500%, 12/15/2008

   Illinois Development Finance                                                   5,052,450
   Authority, Commonwealth Edison,
   Refunding, 5.850%, 01/15/2014

   Illinois Educational Facilities                   2,277,933                    4,615,395
   Authority, Loyola University, 1991
   Series A, MBIA, Zero Coupon,
   7/1/2004

   Illinois Educational Facilities                   3,016,080                    3,016,080
   Authority, Loyola University,  Zero
   Coupon, 07/01/2005

   Illinois Health Facilities Authority,             1,722,853                    1,722,853
   Brokaw-Mennonite Healthcare, FGIC,

                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                  ---------------------------------------------------------------------------
   6.000%, 08/15/2009

   Illinois Health Facilities Authority                                 1,380,000                1,380,000
   Brokaw-Mennonite Healthcare, FGIC,
   6.000%, 08/15/2006

   Illinois Health Facilities Authority,                                1,460,000                1,460,000
   Brokaw-Mennonite Healthcare, FGIC,
   6.000%, 08/15/2007

   Illinois Health Facilities Authority,                                1,550,000                1,550,000
   Brokaw-Mennonite Healthcare, FGIC,
   6.000%, 08/15/2008

   Illinois Health Facilities Authority,                                3,400,000                3,400,000
   Children's Memorial Hospital, MBIA,
   6.250%, 08/15/2013

   Illinois Health Facilities Authority,                                17,000,000              17,000,000
   Felician Healthcare Inc., Series A,
   AMBAC, 6.250%, 12/01/2015

   Illinois Health Facilities Authority,                                1,350,000                1,350,000
   SSM Healthcare System, MBIA, 6.400%,
   6/1/2008

   Illinois Health Facilities Authority,                                2,135,000                2,135,000
   Memorial Medical Center, MBIA, 6.750%,
   10/1/2011

   Illinois Health Facilities Authority,                                2,700,000                2,700,000
   Sherman Hospital, MBIA, 6.750%,
   8/1/2011

   Illinois Health Facilities Authority,                 1,000,000                               1,000,000      903,560
   Centegra Health System, 5.200%,
   9/1/2012

   Illinois Health Facilities Authority,                 1,725,000                               1,725,000     1,715,702
   Memorial Medical Certer-Springfield,
   5.250%, 10/01/2009

   Illinois Health Facilities Authority,                 2,500,000                               2,500,000     2,530,675
   University of Chicago Hospital,
   Refunding, Series A, 5.500%,
   8/15/2008

   Illinois State Toll Highway Authority,                               3,665,000                3,665,000
   Toll Highway Priority Revenue Bond,
   Series A, 5.500%, 01/01/2013

   Illinois State Sales Tax Revenue,                     2,100,000                               2,100,000     2,280,453
   Series P, 6.500%, 06/15/2013

   Joliet, IL, Junior College Assistance                                2,500,000                2,500,000
   Corp., Lease Revenue, North Campus
   Extension Center, MBIA, 6.700%,
   9/1/2012

   Kane County, IL , MBIA Insured, Series                               1,775,000                1,775,000
   1996A, 6.500%, 02/01/2010

   Kane, Cook and Dupage Counties, IL,                                  1,040,000                1,040,000
   School District #46 Elgin, Series
   1996B, FSA Insured, Zero Coupon,
   1/1/2011

   Kane, Cook and Dupage Counties, IL,                                  1,300,000                1,300,000
   School District #46 Elgin, Series
   1996B, FSA Insured, Zero Coupon,
   1/1/2012

   Kane, Cook and Dupage Counties, IL,                                  2,095,000                2,095,000
   School District #46 Elgin, Series
   1996B, FSA Insured, Zero Coupon,
   1/1/2013

   Kendall, Kane and Will Counties, IL,                                 1,055,000                1,055,000
   Community Unit School District Number
   308, Oswego, FGIC, Zero Coupon,
   3/1/2002

   Kendall, Kane and Will Counties, IL,                                 1,540,000                1,540,000
   Community Unit School District Number
   308, Oswego, FGIC, Zero Coupon,
   3/1/2005

   Kendall, Kane and Will Counties, IL,                                 1,595,000                1,595,000
   Community Unit School District Number
   308, Oswego, FGIC, Zero Coupon,
   3/1/2006

   Metropolitan Pier & Exposition                                       5,625,000                5,625,000
   Authority, IL , McCormick Project,
   Series 1994, Zero Coupon, 06/15/2013

   Metropolitan Pier & Exposition                                       3,200,000                3,200,000
   Authority, IL, McCormick Place
   Expansion Project, MBIA, Zero Coupon,
   12/15/2003

   Metropolitan Pier & Exposition                                       10,300,000              10,300,000
   Authority, IL, McCormick Place
   Expansion Project, MBIA, Zero Coupon,
   6/15/2004

   Northwest Suburban Municipal Joint                                   2,575,000                2,575,000
   Action Water Agency, IL, Supply System
   Revenue, MBIA, 6.450%, 05/01/2007





                                                  AARP Insured       Scudder      Pro Forma
                                                Tax Free General  Ohio Tax Free   Combined
                                                  Bond Market      Fund Market     Market
                                                    Value($)         Value($)    Value($)(1)
                                               --------------------------------------------
   6.000%, 08/15/2009

   Illinois Health Facilities Authority               1,453,678                   1,453,678
   Brokaw-Mennonite Healthcare, FGIC,
   6.000%, 08/15/2006

   Illinois Health Facilities Authority,              1,538,709                   1,538,709
   Brokaw-Mennonite Healthcare, FGIC,
   6.000%, 08/15/2007

   Illinois Health Facilities Authority,              1,630,910                   1,630,910
   Brokaw-Mennonite Healthcare, FGIC,
   6.000%, 08/15/2008

   Illinois Health Facilities Authority,              3,569,966                   3,569,966
   Children's Memorial Hospital, MBIA,
   6.250%, 08/15/2013

   Illinois Health Facilities Authority,             18,154,640                  18,154,640
   Felician Healthcare Inc., Series A,
   AMBAC, 6.250%, 12/01/2015

   Illinois Health Facilities Authority,              1,455,179                   1,455,179
   SSM Healthcare System, MBIA, 6.400%,
   6/1/2008

   Illinois Health Facilities Authority,              2,231,203                   2,231,203
   Memorial Medical Center, MBIA, 6.750%,
   10/1/2011

   Illinois Health Facilities Authority,              2,864,376                   2,864,376
   Sherman Hospital, MBIA, 6.750%,
   8/1/2011

   Illinois Health Facilities Authority,                                            903,560
   Centegra Health System, 5.200%,
   9/1/2012

   Illinois Health Facilities Authority,                                          1,715,702
   Memorial Medical Certer-Springfield,
   5.250%, 10/01/2009

   Illinois Health Facilities Authority,                                          2,530,675
   University of Chicago Hospital,
   Refunding, Series A, 5.500%,
   8/15/2008

   Illinois State Toll Highway Authority,             3,610,758                   3,610,758
   Toll Highway Priority Revenue Bond,
   Series A, 5.500%, 01/01/2013

   Illinois State Sales Tax Revenue,                                              2,280,453
   Series P, 6.500%, 06/15/2013

   Joliet, IL, Junior College Assistance              2,770,575                   2,770,575
   Corp., Lease Revenue, North Campus
   Extension Center, MBIA, 6.700%,
   9/1/2012

   Kane County, IL , MBIA Insured, Series             1,924,118                   1,924,118
   1996A, 6.500%, 02/01/2010

   Kane, Cook and Dupage Counties, IL,                  554,455                     554,455
   School District #46 Elgin, Series
   1996B, FSA Insured, Zero Coupon,
   1/1/2011

   Kane, Cook and Dupage Counties, IL,                  647,413                     647,413
   School District #46 Elgin, Series
   1996B, FSA Insured, Zero Coupon,
   1/1/2012

   Kane, Cook and Dupage Counties, IL,                  972,729                     972,729
   School District #46 Elgin, Series
   1996B, FSA Insured, Zero Coupon,
   1/1/2013

   Kendall, Kane and Will Counties, IL,                 945,291                     945,291
   Community Unit School District Number
   308, Oswego, FGIC, Zero Coupon,
   3/1/2002

   Kendall, Kane and Will Counties, IL,               1,174,481                   1,174,481
   Community Unit School District Number
   308, Oswego, FGIC, Zero Coupon,
   3/1/2005

   Kendall, Kane and Will Counties, IL,               1,149,118                   1,149,118
   Community Unit School District Number
   308, Oswego, FGIC, Zero Coupon,
   3/1/2006

   Metropolitan Pier & Exposition                     2,543,344                   2,543,344
   Authority, IL , McCormick Project,
   Series 1994, Zero Coupon, 06/15/2013

   Metropolitan Pier & Exposition                     2,622,528                   2,622,528
   Authority, IL, McCormick Place
   Expansion Project, MBIA, Zero Coupon,
   12/15/2003

   Metropolitan Pier & Exposition                     8,184,483                   8,184,483
   Authority, IL, McCormick Place
   Expansion Project, MBIA, Zero Coupon,
   6/15/2004

   Northwest Suburban Municipal Joint                 2,788,210                   2,788,210
   Action Water Agency, IL, Supply System
   Revenue, MBIA, 6.450%, 05/01/2007


                                                       Scudder                         Scudder
                                                       Managed         AARP Insured   Ohio Tax     Pro Forma      Scudder
                                                    Muncipal Bond       Tax Free     Free Fund     Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal     Principal    Bond Market
                                                         ($)             Principal    Amount($)     Amount($)    Value($)
                                                   ---------------------------------------------------------------------------
   Northern Illinois University, Board of               1,865,000                                  1,865,000     1,416,337
   Regents, Zero Coupon, 04/01/2005

   Northern Illinois University, Board of               1,865,000                                  1,865,000     1,380,865
   Regents, Zero Coupon, 10/01/2005

   Northern Illinois University, Board of               1,865,000                                  1,865,000     1,337,858
   Regents, Zero Coupon, 04/01/2006

   Northern Illinois University, Board of               1,865,000                                  1,865,000     1,303,710
   Regents, Zero Coupon, 10/01/2006

   Northern Illinois University, Board of               1,865,000                                  1,865,000     1,261,262
   Regents, Zero Coupon, 04/01/2007

   Northern Illinois University, Board of               1,865,000                                  1,865,000     1,228,457
   Regents, Zero Coupon, 10/01/2007

   Oak Lawn, IL, Water and Sewer Revenue,               1,295,000                                  1,295,000     1,070,641
   Zero Coupon, 10/01/2003

   Oak Lawn, IL, Water and Sewer Revenue,               1,295,000                                  1,295,000     1,014,568
   Zero Coupon, 10/01/2004

   Oak Lawn, IL, Water and Sewer Revenue,               1,295,000                                  1,295,000       959,375
   Zero Coupon, 10/01/2005

   Oak Lawn, IL, Water and Sewer Revenue,               1,295,000                                  1,295,000       905,257
   Zero Coupon, 10/01/2006

   Rosemont, IL, Tax Increment, Seriec C,                               2,655,000                  2,655,000
   FGIC, Zero Coupon, 12/01/2007

   Rosemont, IL, Tax Increment, Series C,               7,060,000       4,455,000                 11,515,000     5,183,240
   FGIC, Zero Coupon, 12/01/2005

   Rosemont, IL, Tax Increment Revenue,                 6,000,000                                  6,000,000     4,659,720
   Zero Coupon, 12/1/2004

   State University Retirement System,                  7,000,000                                  7,000,000     5,182,870
   IL, Special Revenue, Zero Coupon,
   10/1/2005

   Skokie, IL, Park District, Series                                    3,000,000                  3,000,000
   1994B, AMBAC Insured, Zero Coupon,
   12/1/2011

   State University Retirement System,                                  2,750,000                  2,750,000
   IL, Special Revenue, MBIA, Zero
   Coupon, 10/01/2003

   University of Illinois, Board of                                     3,890,000                  3,890,000
   Trustees, Series 1991, AMBAC, Zero
   Coupon, 04/01/2003

   University of Illinois, Board of                                     3,830,000                  3,830,000
   Trustees, Series 1991, AMBAC, Zero
   Coupon, 04/01/2005

   Will County, IL, Community Unit School                               1,325,000                  1,325,000
   District #201-U, Crete-Monee, Capital
   Appreciation, MBIA, Zero Coupon,
   12/15/2000

   Will County, IL, Community Unit School                               1,730,000                  1,730,000
   District #201-U, Crete-Monee, Capital
   Appreciation, MBIA, Zero Coupon,
   12/15/2001

   Will County, IL, Capital Appreciation,               3,725,000                                  3,725,000     2,594,314
   School District No. 201-U, Zero
   Coupon, 12/15/2006

   Winnebago County, IL, School District                1,675,000                                  1,675,000     1,847,944
   No. 122, 6.550%, 06/01/2009

   Winnebago County, IL, School District                1,825,000                                  1,825,000     1,989,086
   No. 122, 6.550%, 06/01/2010

INDIANA

   Fort Wayne, IN, Parkview Memorial                                    1,400,000                  1,400,000
   Hospital, Series A, FGIC, 6.500%,
   11/15/2012

   Indiana Health Facilities Finance                                    5,000,000                  5,000,000
   Authority, Hospital Revenue, Community
   Hospitals Project, MBIA, 6.400%,
   5/1/2012

   Indiana Health Facilities Financing                                  4,660,000                  4,660,000
   Authority, Charity Obligation Group,
   Series D, 5.750%, 11/15/2012

   Indiana Health Facilities Financing                   230,000        1,570,000                  1,800,000       239,803
   Authority, Hospital Revenue, Series
   1990 A, 6.000%, 07/01/2003

   Indiana Health Facilities Financing                   240,000        1,665,000                  1,905,000       251,602
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2004

   Indiana Health Facilities Financing                   255,000        1,765,000                  2,020,000       267,694
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2005

   Indiana Health Facilities Financing                   270,000        1,875,000                  2,145,000       283,886
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2006

   Indiana Health Facilities Financing                   285,000        1,985,000                  2,270,000       299,618
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2007

   Indiana Health Facilities Financing                   165,000        1,125,000                  1,290,000       172,875





                                                   AARP Insured      Scudder     Pro Forma
                                                Tax Free General  Ohio Tax Free   Combined
                                                  Bond Market      Fund Market     Market
                                                     Value($)        Value($)    Value($)(1)
                                               --------------------------------------------
   Northern Illinois University, Board of                                         1,416,337
   Regents, Zero Coupon, 04/01/2005

   Northern Illinois University, Board of                                         1,380,865
   Regents, Zero Coupon, 10/01/2005

   Northern Illinois University, Board of                                         1,337,858
   Regents, Zero Coupon, 04/01/2006

   Northern Illinois University, Board of                                         1,303,710
   Regents, Zero Coupon, 10/01/2006

   Northern Illinois University, Board of                                         1,261,262
   Regents, Zero Coupon, 04/01/2007

   Northern Illinois University, Board of                                         1,228,457
   Regents, Zero Coupon, 10/01/2007

   Oak Lawn, IL, Water and Sewer Revenue,                                         1,070,641
   Zero Coupon, 10/01/2003

   Oak Lawn, IL, Water and Sewer Revenue,                                         1,014,568
   Zero Coupon, 10/01/2004

   Oak Lawn, IL, Water and Sewer Revenue,                                           959,375
   Zero Coupon, 10/01/2005

   Oak Lawn, IL, Water and Sewer Revenue,                                           905,257
   Zero Coupon, 10/01/2006

   Rosemont, IL, Tax Increment, Seriec C,           1,733,529                     1,733,529
   FGIC, Zero Coupon, 12/01/2007

   Rosemont, IL, Tax Increment, Series C,           3,270,727                     8,453,967
   FGIC, Zero Coupon, 12/01/2005

   Rosemont, IL, Tax Increment Revenue,                                           4,659,720
   Zero Coupon, 12/1/2004

   State University Retirement System,                                            5,182,870
   IL, Special Revenue, Zero Coupon,
   10/1/2005

   Skokie, IL, Park District, Series                1,518,930                     1,518,930
   1994B, AMBAC Insured, Zero Coupon,
   12/1/2011

   State University Retirement System,              2,276,175                     2,276,175
   IL, Special Revenue, MBIA, Zero
   Coupon, 10/01/2003

   University of Illinois, Board of                 3,301,599                     3,301,599
   Trustees, Series 1991, AMBAC, Zero
   Coupon, 04/01/2003

   University of Illinois, Board of                 2,913,251                     2,913,251
   Trustees, Series 1991, AMBAC, Zero
   Coupon, 04/01/2005

   Will County, IL, Community Unit School           1,264,938                     1,264,938
   District #201-U, Crete-Monee, Capital
   Appreciation, MBIA, Zero Coupon,
   12/15/2000

   Will County, IL, Community Unit School           1,572,397                     1,572,397
   District #201-U, Crete-Monee, Capital
   Appreciation, MBIA, Zero Coupon,
   12/15/2001

   Will County, IL, Capital Appreciation,                                         2,594,314
   School District No. 201-U, Zero
   Coupon, 12/15/2006

   Winnebago County, IL, School District                                          1,847,944
   No. 122, 6.550%, 06/01/2009

   Winnebago County, IL, School District                                          1,989,086
   No. 122, 6.550%, 06/01/2010

INDIANA

   Fort Wayne, IN, Parkview Memorial                1,429,638                     1,429,638
   Hospital, Series A, FGIC, 6.500%,
   11/15/2012

   Indiana Health Facilities Finance                5,252,850                     5,252,850
   Authority, Hospital Revenue, Community
   Hospitals Project, MBIA, 6.400%,
   5/1/2012

   Indiana Health Facilities Financing              4,655,620                     4,655,620
   Authority, Charity Obligation Group,
   Series D, 5.750%, 11/15/2012

   Indiana Health Facilities Financing              1,636,913                     1,876,716
   Authority, Hospital Revenue, Series
   1990 A, 6.000%, 07/01/2003

   Indiana Health Facilities Financing              1,745,486                     1,997,088
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2004

   Indiana Health Facilities Financing              1,852,862                     2,120,556
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2005

   Indiana Health Facilities Financing              1,971,431                     2,255,317
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2006

   Indiana Health Facilities Financing              2,086,811                     2,386,429
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2007

   Indiana Health Facilities Financing              1,178,696                     1,351,571


                                               Scudder                      Scudder
                                               Managed        AARP Insured  Ohio Tax   Pro Forma       Scudder
                                             Muncipal Bond      Tax Free    Free Fund  Combined    Managed Municpal
                                            Principal Amount  General Bond  Principal  Principal     Bond Market
                                                 ($)            Principal   Amount($)  Amount($)       Value($)
                                            ------------------------------------------------------------------------

   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2009

   Indiana Health Facilities Financing          175,000        1,185,000               1,360,000        181,977
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2010

   Indiana Health Facilities Financing          185,000        1,260,000               1,445,000        191,904
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2011

   Indiana Health Facilities Financing          190,000        1,345,000               1,535,000        195,943
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2012

   Indiana Health Facilities Financing          200,000        1,420,000               1,620,000        205,052
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2013

   Indiana Health Facilities Financing          215,000        1,505,000               1,720,000        219,188
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2014

   Indiana Health Facilities Financing          225,000        1,600,000               1,825,000        227,489
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2015

   Indiana Health Facilities Financing          235,000        1,700,000               1,935,000        237,200
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2016

   Indiana Health Facilities Financing          250,000        1,800,000               2,050,000        251,875
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2017

   Indiana Health Facilities Financing          265,000        1,910,000               2,175,000        266,754
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2018

   Indiana Health Facilities Financing          160,000        1,085,000               1,245,000        167,920
   Authority, Hospital Revenue, Series
   1997A, 6.000%, 07/01/2008

   Indiana Health Facilities Financing          205,000        1,395,000               1,600,000        210,285
   Authority, Hospital Revenue, Tax
   Exempt Custodian Receipts Refund,
   Series 1997 A, 6.000%, 07/01/2001

   Indiana Health Facilities Financing          215,000        1,480,000               1,695,000         222,581
   Authority, Hospital Revenue, Tax
   Exempt Custodian Receipts Refund,
   Series 1997 A, 6.000%, 07/01/2002

   Indiana Municipal Power Agency, Power      8,960,000                                8,960,000       8,679,552
   Supply System, Series B, 5.500%,
   1/1/16

   Indiana Municipal Power Agency, Power      1,750,000                                1,750,000       1,822,013
   Supply System, Series B, 6.000%,
   1/1/12

   Indiana Transportation Finance             5,000,000                                5,000,000       5,098,550
   Authority, Highway Revenue, Series A,
   5.750%, 06/01/2012

   Rockport, IN, Pollution Control            4,500,000                                4,500,000       4,692,285
   Revenue, Series B, Refunding, 7.600%,
   3/1/16

   Indiana University, Revenue Refunding,                      8,500,000               8,500,000
   Series H, AMBAC, Zero Coupon,
   8/1/06

   Indiana University, Revenue Refunding,                     10,000,000              10,000,000
   Student Fee Revenue, Series H, Zero
   Coupon, AMBAC, 08/01/2008

   Merrillville, IN, Multiple School                           4,000,000               4,000,000
   Building Corp., First Mortgage, MBIA,
   Zero Coupon, 01/15/2011

IOWA

   Polk County, IA, Mercy Hospital, MBIA,                      5,000,000               5,000,000
   6.750%, 11/01/2005


KANSAS

   Kansas City, KS, Utility System                             4,095,000               4,095,000
   Revenue, Capital Appreciation, AMBAC
   Insured, Prerefunded, Zero Coupon,
   3/1/01

   Kansas City, KS, Utility System                             3,575,000               3,575,000
   Revenue, ETM, Zero Coupon, 09/01/2004

   Kansas City, KS, Utility System                             5,300,000               5,300,000
   Revenue, ETM, Zero Coupon, 09/01/2005

   Kansas City, KS, Utility System                             1,875,000               1,875,000
   Revenue, ETM, Zero Coupon, 09/01/2006

   Kansas City, KS, Utility System                             2,640,000               2,640,000
   Revenue, Zero Coupon, 09/01/2004



                                               AARP Insured     Scudder       Pro Forma
                                             Tax Free General Ohio Tax Free   Combined
                                               Bond Market     Fund Market     Market
                                                 Value($)        Value($)    Value($)(1)
                                            --------------------------------------------
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2009

   Indiana Health Facilities Financing          1,232,246                     1,414,223
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2010

   Indiana Health Facilities Financing          1,307,023                     1,498,927
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2011

   Indiana Health Facilities Financing          1,387,072                     1,583,015
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2012

   Indiana Health Facilities Financing          1,455,869                     1,660,921
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2013

   Indiana Health Facilities Financing          1,534,317                     1,753,505
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2014

   Indiana Health Facilities Financing          1,617,696                     1,845,185
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2015

   Indiana Health Facilities Financing          1,715,912                     1,953,112
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2016

   Indiana Health Facilities Financing          1,813,500                     2,065,375
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2017

   Indiana Health Facilities Financing          1,922,644                     2,189,398
   Authority, Hospital Revenue, Series
   1990A, 6.000%, 07/01/2018

   Indiana Health Facilities Financing          1,138,708                     1,306,628
   Authority, Hospital Revenue, Series
   1997A, 6.000%, 07/01/2008

   Indiana Health Facilities Financing          1,430,963                     1,641,248
   Authority, Hospital Revenue, Tax
   Exempt Custodian Receipts Refund,
   Series 1997 A, 6.000%, 07/01/2001

   Indiana Health Facilities Financing          1,532,185                     1,754,766
   Authority, Hospital Revenue, Tax
   Exempt Custodian Receipts Refund,
   Series 1997 A, 6.000%, 07/01/2002

   Indiana Municipal Power Agency, Power                                     8,679,552
   Supply System, Series B, 5.500%,
   1/1/16

   Indiana Municipal Power Agency, Power                                     1,822,013
   Supply System, Series B, 6.000%,
   1/1/12

   Indiana Transportation Finance                                            5,098,550
   Authority, Highway Revenue, Series A,
   5.750%, 06/01/2012

   Rockport, IN, Pollution Control                                           4,692,285
   Revenue, Series B, Refunding, 7.600%,
   3/1/16

   Indiana University, Revenue Refunding,       5,993,265                     5,993,265
   Series H, AMBAC, Zero Coupon,
   8/1/06

   Indiana University, Revenue Refunding,       6,250,400                     6,250,400
   Student Fee Revenue, Series H, Zero
   Coupon, AMBAC, 08/01/2008

   Merrillville, IN, Multiple School            2,127,840                     2,127,840
   Building Corp., First Mortgage, MBIA,
   Zero Coupon, 01/15/2011

IOWA

   Polk County, IA, Mercy Hospital, MBIA,       5,289,750                     5,289,750
   6.750%, 11/01/2005


KANSAS

   Kansas City, KS, Utility System              3,861,012                     3,861,012
   Revenue, Capital Appreciation, AMBAC
   Insured, Prerefunded, Zero Coupon,
   3/1/01

   Kansas City, KS, Utility System              2,827,074                     2,827,074
   Revenue, ETM, Zero Coupon, 09/01/2004

   Kansas City, KS, Utility System              3,967,792                     3,967,792
   Revenue, ETM, Zero Coupon, 09/01/2005

   Kansas City, KS, Utility System              1,326,919                     1,326,919
   Revenue, ETM, Zero Coupon, 09/01/2006

   Kansas City, KS, Utility System              2,083,752                     2,083,752
   Revenue, Zero Coupon, 09/01/2004



                                              Scudder                         Scudder
                                              Managed        AARP Insured     Ohio Tax    Pro Forma      Scudder
                                            Muncipal Bond      Tax Free       Free Fund   Combined    Managed Municpal
                                           Principal Amount  General Bond     Principal   Principal     Bond Market
                                                ($)            Principal      Amount($)   Amount($)       Value($)
                                           --------------------------------------------------------------------------------------
   Kansas City, KS, Utility System                              3,950,000                 3,950,000
   Revenue, Zero Coupon, 09/01/2005

   Kansas City, KS, Utility System                              1,375,000                 1,375,000
   Revenue, Zero Coupon, 09/01/2006

LOUISIANA

   Louisiana Public Facilities Authority                        5,765,000                 5,765,000
   Prerefunded 2/15/08 at 100, 4.750%,
   5/1/16

   Bastrop, LA, Industrial Development          10,250,000                               10,250,000        10,769,368
   Board, Pollution Control Revenue,
   International Paper Co. Project,
   6.900%, 03/01/2007

   New Orleans, LA, General Obligation,          2,500,000                                2,500,000         1,866,275
   Zero Coupon, 09/01/2005

   New Orleans, LA, General Obligation,                        10,000,000                10,000,000
   AMBAC, Zero Coupon, 09/01/2007

   New Orleans, LA, General Obligation,                         4,850,000                 4,850,000
   Zero Coupon, 07/15/2006

   Orleans, LA, Levee District, Levee                           1,765,000                 1,765,000
   Improvement Bonds, Series 1986,
   5.950%, 11/01/2014

MARYLAND

   Baltimore, MD, Revenue Exchanged, Auto                       3,100,000                 3,100,000
   Parking Revenue, Series 1996A, 5.900%
   7/1/12

   Northeast Maryland Waste Disposal             3,390,000                                3,390,000         3,736,085
   Authority, Southwest Resource Recovery
   System Revenue, 7.200%, 01/01/2007

   Northeast Maryland Waste Disposal             3,440,000                                3,440,000         3,791,190
   Authority Revenue, Southwest Resource
   Recovery System, 7.200%, 01/01/2006

MASSACHUSETTS

   Massachusetts General Obligation,                            5,750,000                 5,750,000
   Series C, 5.250%, 08/01/2012

   Massachusetts Health & Educational                           2,920,000                 2,920,000
   Facilities Authority, Boston Medical
   Center, Series A, 5.250%, 07/01/2012

   Massachusetts Bay Transportation              2,500,000                                2,500,000         2,591,025
   Authority, Revenue, Series B, 6.200%,
   3/1/16

   Massachusetts College Building                4,110,000                                4,110,000         4,813,139
   Authority Project, Series A, 7.500%,
   5/1/10

   Massachusetts College Building                3,750,000                                3,750,000         4,443,938
   Authority Project, Series A, 7.500%,
   5/1/14

   Massachusetts Health & Educational            3,000,000                                3,000,000         3,231,570
   Facilities Authority, Massachusetts
   General Hospital, Series F, 6.250%,
   7/1/12

   Massachusetts Port Authority Revenue,         2,000,000                                2,000,000         1,972,940
   Series B, AMT, 5.500%, 07/01/2012

   Massachusetts State Development               2,000,000                                2,000,000         1,927,360
   Financial Agency, Revenue, Health Care
   Facilities, Series A, 7.100%,
   7/1/32

   Massachusetts Water Resource                 10,000,000                               10,000,000        10,472,700
   Authority, General Revenue, Series C,
   6.000%, 12/01/2011

   Massachusetts Water Resource                  2,625,000                                2,625,000         2,855,213
   Authority, Series A, 6.500%,
   7/15/09

   Massachusetts Water Resource                 13,445,000                                13,445,000       14,367,596
   Authority, Series A, 6.500%,
   7/15/19

MICHIGAN

   Detroit, MI, General Obligation, City                        1,000,000                 1,000,000
   School District, Series 1998 C,
   5.250%, 05/01/2014

   Michigan, Hospital Finance Authority,         3,000,000                                3,000,000         2,888,340
   Series 1999A, 6.000%, 11/15/2019

   Michigan Municipal Bond Authority                            4,000,000                 4,000,000
   Revenue, Clean Water Revolving
   Funding, 5.625%, 10/01/2011

   Michigan Municipal Bond Authority                            5,000,000                 5,000,000
   Revenue, Clean Water Revolving
   Funding, 5.625%, 10/01/2012

   Wayne Charter County, MI, Airport                            4,040,000                 4,040,000



                                              AARP Insured       Scudder       Pro Forma
                                            Tax Free General   Ohio Tax Free   Combined
                                              Bond Market       Fund Market     Market
                                                Value($)          Value($)    Value($)(1)
                                            ---------------------------------------------

   Kansas City, KS, Utility System             2,950,413                       2,950,413
   Revenue, Zero Coupon, 09/01/2005

   Kansas City, KS, Utility System               970,489                         970,489
   Revenue, Zero Coupon, 09/01/2006

LOUISIANA

   Louisiana Public Facilities Authority       5,671,549                       5,671,549
   Prerefunded 2/15/08 at 100, 4.750%,
   5/1/16

   Bastrop, LA, Industrial Development                                        10,769,368
   Board, Pollution Control Revenue,
   International Paper Co. Project,
   6.900%, 03/01/2007

   New Orleans, LA, General Obligation,                                        1,866,275
   Zero Coupon, 09/01/2005

   New Orleans, LA, General Obligation,        6,651,400                       6,651,400
   AMBAC, Zero Coupon, 09/01/2007

   New Orleans, LA, General Obligation,        3,250,422                       3,250,422
   Zero Coupon, 07/15/2006

   Orleans, LA, Levee District, Levee          1,788,369                       1,788,369
   Improvement Bonds, Series 1986,
   5.950%, 11/01/2014

MARYLAND

   Baltimore, MD, Revenue Exchanged, Auto      3,237,764                       3,237,764
   Parking Revenue, Series 1996A, 5.900%
   7/1/12

   Northeast Maryland Waste Disposal                                           3,736,085
   Authority, Southwest Resource Recovery
   System Revenue, 7.200%, 01/01/2007

   Northeast Maryland Waste Disposal                                           3,791,190
   Authority Revenue, Southwest Resource
   Recovery System, 7.200%, 01/01/2006

MASSACHUSETTS

   Massachusetts General Obligation,           5,613,783                       5,613,783
   Series C, 5.250%, 08/01/2012

   Massachusetts Health & Educational          2,815,084                       2,815,084
   Facilities Authority, Boston Medical
   Center, Series A, 5.250%, 07/01/2012

   Massachusetts Bay Transportation                                            2,591,025
   Authority, Revenue, Series B, 6.200%,
   3/1/16

   Massachusetts College Building                                              4,813,139
   Authority Project, Series A, 7.500%,
   5/1/10

   Massachusetts College Building                                              4,443,938
   Authority Project, Series A, 7.500%,
   5/1/14

   Massachusetts Health & Educational                                          3,231,570
   Facilities Authority, Massachusetts
   General Hospital, Series F, 6.250%,
   7/1/12

   Massachusetts Port Authority Revenue,                                       1,972,940
   Series B, AMT, 5.500%, 07/01/2012

   Massachusetts State Development                                             1,927,360
   Financial Agency, Revenue, Health Care
   Facilities, Series A, 7.100%,
   7/1/32

   Massachusetts Water Resource                                               10,472,700
   Authority, General Revenue, Series C,
   6.000%, 12/01/2011

   Massachusetts Water Resource                                                2,855,213
   Authority, Series A, 6.500%,
   7/15/09

   Massachusetts Water Resource                                               14,367,596
   Authority, Series A, 6.500%,
   7/15/19

MICHIGAN

   Detroit, MI, General Obligation, City         952,190                         952,190
   School District, Series 1998 C,
   5.250%, 05/01/2014

   Michigan, Hospital Finance Authority,                                       2,888,340
   Series 1999A, 6.000%, 11/15/2019

   Michigan Municipal Bond Authority           4,050,280                       4,050,280
   Revenue, Clean Water Revolving
   Funding, 5.625%, 10/01/2011

   Michigan Municipal Bond Authority           5,026,100                       5,026,100
   Revenue, Clean Water Revolving
   Funding, 5.625%, 10/01/2012

   Wayne Charter County, MI, Airport           3,954,958                       3,954,958

                                                      Scudder                         Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
   Revenue, Detroit Metro Wayne County
   Airport, Series B, 5.250%, 12/01/2011

   Wayne Charter County, MI, Airport                                    3,165,000                  3,165,000
   Revenue,  Series 1998 B, 5.250%,
   12/1/2012

MONTANA

   Montana Board Housing Revenue, Capital               1,510,000                                  1,510,000      467,723
   Appreciation, Single-Family Revenue,
   Series A, Zero Coupon, 06/01/2010

MISSOURI

   Missouri Health & Educational                                        8,125,000                  8,125,000
   Facilities Authority, SSM Healthcare,
   1992 Series AA, MBIA, 6.350%,
   6/1/2008

   Missouri Health & Educational                                        8,640,000                  8,640,000
   Facilities Authority, SSM Healthcare,
   1992 Series AA, MBIA, 6.400%,
   6/1/2009

NEVADA

   Clark County, NV, School District,                                   8,070,000                  8,070,000
   General Obligation, Series B, FGIC,
   Zero Coupon, 03/01/2005

   Clark County, NV, School District,                                   4,350,000                  4,350,000
   Series 1991B, Zero Coupon, 03/01/2009

   Nevada State Housing Division, Single                3,050,000                                  3,050,000     3,087,820
   Family Mortgage Revenue, Series R,
   5.950%, 10/01/2011

NEW HAMPSHIRE

   New Hampshire State Housing Finance                  1,370,000                                  1,370,000     1,475,257
   Authority, Single Family Revenue, AMT,
   Series 1997 C, 5.900%, 07/01/2019

NEW JERSEY

   New Jersey Highway Authority, ETM,                                   4,371,000                  4,371,000
   6.500%, 01/01/2011

   New Jersey Turnpike Authority, MBIA                                  1,250,000                  1,250,000
   Insured, Series 1991A, 6.300%,
   1/1/2001

NEW YORK

   Metropolitan Transportation Authority                6,775,000                                  6,775,000     6,857,655
   of New York, Transit Facilities
   Revenue, Series O, 5.750%, 07/01/2013

   Metropolitan Transportation Authority                1,595,000                                  1,595,000     1,684,304
   of New York, Transit Facilities
   Revenue, 7.000%, 07/01/2002

   Monroe County, NY, Airport Authority,                4,515,000                                  4,515,000     4,568,683
   Series 1999, 5.750%, 01/01/2013

   New York City, NY, General Obligation,                               5,500,000                  5,500,000
   5.900%, 02/01/2005

   New York City, NY, General Obligation,                               9,000,000                  9,000,000
   Series 1991 A, 3.000%, 08/15/2002

   New York City, NY, General Obligation,               3,425,000                                  3,425,000     3,591,421
   Series B, 6.000%, 08/15/2004

   New York City, NY, General Obligation,               5,000,000                                  5,000,000     5,257,100
   Series A, 6.375%, 08/01/2004

   New York City, NY, General Obligation,               7,000,000                                  7,000,000     7,475,790
   Series 1995 E, 6.500%, 02/15/2005

   New York City, NY, General Obligation,               6,500,000                                  6,500,000     6,971,640
   Series 1995 E, 6.600%, 08/01/2004

   New York City, NY, General Obligation,               2,000,000                                  2,000,000     2,197,500
   Series 1996 G, 6.750%, 02/01/2009

   New York City, NY, General Obligation,               3,000,000                                  3,000,000     3,204,540
   Series B, 6.750%, 08/15/2003

   New York City, NY, General Obligation,                   5,000                                      5,000         5,347
   Prerefunded, Series H, 7.000%,
   2/1/2005

   New York City, NY, General Obligation,                 480,000                                    480,000       509,270
   Series H, 7.000%, 02/01/2005

   New York City, NY, General Obligation,                 165,000                                    165,000       168,671
   Unrefunded Balance, Series 1989 D,
   7.000%, 08/01/2002

   New York City, NY, General Obligation,                 655,000                                    655,000       669,318
   Unrefunded Balance, Series 1989 D,
   7.000%, 08/01/2002

   New York City, NY, General Obligation,               2,005,000                                 2,005,000     2,080,348
   Series H, 7.200%, 08/01/2001

   New York City, NY, General Obligation,               3,510,000                                 3,510,000     3,700,418
   Series B, 6.100%, 08/15/2005





                                                 AARP Insured       Scudder     Pro Forma
                                               Tax Free General  Ohio Tax Free   Combined
                                                 Bond Market      Fund Market     Market
                                                   Value($)         Value($)    Value($)(1)
                                              ---------------------------------------------
   Revenue, Detroit Metro Wayne County
   Airport, Series B, 5.250%, 12/01/2011

   Wayne Charter County, MI, Airport               3,065,872                    3,065,872
   Revenue,  Series 1998 B, 5.250%,
   12/1/2012

MONTANA

   Montana Board Housing Revenue, Capital                                         467,723
   Appreciation, Single-Family Revenue,
   Series A, Zero Coupon, 06/01/2010

MISSOURI

   Missouri Health & Educational                   8,736,081                    8,736,081
   Facilities Authority, SSM Healthcare,
   1992 Series AA, MBIA, 6.350%,
   6/1/2008

   Missouri Health & Educational                   9,327,917                    9,327,917
   Facilities Authority, SSM Healthcare,
   1992 Series AA, MBIA, 6.400%,
   6/1/2009

NEVADA

   Clark County, NV, School District,              6,164,270                    6,164,270
   General Obligation, Series B, FGIC,
   Zero Coupon, 03/01/2005

   Clark County, NV, School District,              2,625,530                    2,625,530
   Series 1991B, Zero Coupon, 03/01/2009

   Nevada State Housing Division, Single                                        3,087,820
   Family Mortgage Revenue, Series R,
   5.950%, 10/01/2011

NEW HAMPSHIRE

   New Hampshire State Housing Finance                                          1,475,257
   Authority, Single Family Revenue, AMT,
   Series 1997 C, 5.900%, 07/01/2019

NEW JERSEY

   New Jersey Highway Authority, ETM,              4,670,457                    4,670,457
   6.500%, 01/01/2011

   New Jersey Turnpike Authority, MBIA             1,279,138                    1,279,138
   Insured, Series 1991A, 6.300%,
   1/1/2001

NEW YORK

   Metropolitan Transportation Authority                                        6,857,655
   of New York, Transit Facilities
   Revenue, Series O, 5.750%, 07/01/2013

   Metropolitan Transportation Authority                                        1,684,304
   of New York, Transit Facilities
   Revenue, 7.000%, 07/01/2002

   Monroe County, NY, Airport Authority,                                        4,568,683
   Series 1999, 5.750%, 01/01/2013

   New York City, NY, General Obligation,          5,769,830                    5,769,830
   5.900%, 02/01/2005

   New York City, NY, General Obligation,          8,651,160                    8,651,160
   Series 1991 A, 3.000%, 08/15/2002

   New York City, NY, General Obligation,                                       3,591,421
   Series B, 6.000%, 08/15/2004

   New York City, NY, General Obligation,                                       5,257,100
   Series A, 6.375%, 08/01/2004

   New York City, NY, General Obligation,                                       7,475,790
   Series 1995 E, 6.500%, 02/15/2005

   New York City, NY, General Obligation,                                       6,971,640
   Series 1995 E, 6.600%, 08/01/2004

   New York City, NY, General Obligation,                                       2,197,500
   Series 1996 G, 6.750%, 02/01/2009

   New York City, NY, General Obligation,                                       3,204,540
   Series B, 6.750%, 08/15/2003

   New York City, NY, General Obligation,                                         5,347
   Prerefunded, Series H, 7.000%,
   2/1/2005

   New York City, NY, General Obligation,                                         509,270
   Series H, 7.000%, 02/01/2005

   New York City, NY, General Obligation,                                         168,671
   Unrefunded Balance, Series 1989 D,
   7.000%, 08/01/2002

   New York City, NY, General Obligation,                                         669,318
   Unrefunded Balance, Series 1989 D,
   7.000%, 08/01/2002

   New York City, NY, General Obligation,                                       2,080,348
   Series H, 7.200%, 08/01/2001

   New York City, NY, General Obligation,                                       3,700,418
   Series B, 6.100%, 08/15/2005

                                                     Scudder                         Scudder
                                                     Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                   Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                  Principal Amount   General Bond   Principal   Principal     Bond Market
                                                       ($)             Principal    Amount($)   Amount($)       Value($)
                                                  ---------------------------------------------------------------------------
   New York State Dormitory Authority,                  2,000,000                                  2,000,000     2,011,700
   City University System, Consolidated
   Revenue, Series F, 5.375%, 07/01/2007

   New York State Dormitory Authority,                  4,000,000                                  4,000,000     4,113,280
   City University System, Consolidated
   Revenue, Series A, 5.750%, 07/01/2006

   New York State Dormitory Authority,                  3,000,000                                  3,000,000     3,134,730
   City University System, Consolidated
   Revenue, Series A, 5.750%, 07/01/2006

   New York State Dormitory Authority,                  3,085,000                                  3,085,000     3,172,367
   City University System, Consolidated
   Revenue, Series E, 5.750%, 07/01/2006

   Onondaga County, NY, Industrial                      3,500,000                                  3,500,000     3,507,945
   Development Agency, Solid Waste
   Disposal Facility, Solvay Paperboard
   LLC, Series 1998, 7.000%, 11/01/2030

   Port Authority of New York & New                     2,000,000                                  2,000,000     2,110,600
   Jersey, Special Obligation Revenue,
   Series 1996, 7.000%, 10/01/2007

   New York City, NY, General Obligation,                                 55,000                    55,000
   Unrefunded Balance, Series D, 1998,
   6.000%, 08/01/2008

   New York City, NY, General Obligation,                                225,000                    225,000
   Series C, AMBAC, 6.400%, 08/01/2004

   New York City, NY, General Obligation,                                195,000                    195,000
   Series C, AMBAC, 6.400%, 08/01/2005

   New York City, NY, General Obligation,                               10,235,000                10,235,000
   Series C, AMBAC, Prerefunded 8/01/02
   at 101.50, 6.400%, 08/01/2005

   New York City, NY, General Obligation,                                275,000                    275,000
   Series C, AMBAC, Prerefunded 8/1/02 at
   101.50, 6.400%, 08/01/2004

   New York City, NY, General Obligation,                               1,385,000                  1,385,000
   Series E, ETM, MBIA, 7.000%,
   12/1/2007

   New York City, NY, General Obligation,                                740,000                    740,000
   Series A, ETM, 8.000%, 11/01/2001

   New York City, NY, General Obligation,                                 5,000                      5,000
   Series D, 8.000%, 08/01/2005

   New York, NY, General Obligation,                                    14,460,000                14,460,000
   Series A, 5.250%, 08/01/2011

   New york, NY, General Obligation,                                    10,000,000                10,000,000
   Series A, 5.200%, 08/01/2010

   New York City, New York General                                        20,000                    20,000
   Obligation, Unrefunded Balance 1997,
   Series D, 6.000%, 08/01/2006

   New York State Dormitory Authority,                                  2,000,000                  2,000,000
   State University of New York, AMBAC
   insured, 6.000%, 07/01/2009

   New York State Dormitory Authority,                                  1,845,000                  1,845,000
   College and University Pooled Capital
   Program, 7.800%, 12/01/2005

   New York State Dormitory Authority                                   4,000,000                  4,000,000
   Revenue, City University, FGIC, Series
   D, 7.000%, 07/01/2009

   New York State Dormitory Authority                                   5,750,000                  5,750,000
   Revenue, City University, Series C,
   FGIC, 7.500%, 07/01/2010

   New York State Energy Research and                                   5,300,000                  5,300,000
   Development Authority, Pollution
   Control Revenue, Electric and Gas,
   5.900%, 12/01/2006

   New York State, Urban Development                                    4,500,000                  4,500,000
   Authority, Correctional Facilities,
   6.500%, 01/01/2011

   Suffolk County, NY, Industrial                                       8,000,000                  8,000,000
   Development Agency, Southwest Sewer
   Symstem, FGIC, 6.000%, 02/01/2007

NORTH CAROLINA

   North Carolina Eastern Municipal Power                               2,000,000                  2,000,000
   Agency, AMBAC insured, 5.500%,
   1/1/2007

   North Carolina Eastern Municipal Power                               8,775,000                  8,775,000
   Agency, Power System Revenue, Series
   B, FGIC, 6.000%, 01/01/2018

   North Carolina Municipal Power Agency                8,500,000                                  8,500,000     8,426,220
   No. 1, Catawba Electric Revenue,
   5.250%, 01/01/2009

   North Carolina Municipal Power Agency                                2,500,000                  2,500,000
   No. 1, Catawba Electric Revenue, MBIA,





                                                   AARP Insured       Scudder     Pro Forma
                                                 Tax Free General  Ohio Tax Free   Combined
                                                   Bond Market      Fund Market     Market
                                                     Value($)         Value($)    Value($)(1)
                                                ---------------------------------------------
   New York State Dormitory Authority,                                              2,011,700
   City University System, Consolidated
   Revenue, Series F, 5.375%, 07/01/2007

   New York State Dormitory Authority,                                              4,113,280
   City University System, Consolidated
   Revenue, Series A, 5.750%, 07/01/2006

   New York State Dormitory Authority,                                              3,134,730
   City University System, Consolidated
   Revenue, Series A, 5.750%, 07/01/2006

   New York State Dormitory Authority,                                              3,172,367
   City University System, Consolidated
   Revenue, Series E, 5.750%, 07/01/2006

   Onondaga County, NY, Industrial                                                  3,507,945
   Development Agency, Solid Waste
   Disposal Facility, Solvay Paperboard
   LLC, Series 1998, 7.000%, 11/01/2030

   Port Authority of New York & New                                                 2,110,600
   Jersey, Special Obligation Revenue,
   Series 1996, 7.000%, 10/01/2007

   New York City, NY, General Obligation,              55,270                          55,270
   Unrefunded Balance, Series D, 1998,
   6.000%, 08/01/2008

   New York City, NY, General Obligation,              237,692                        237,692
   Series C, AMBAC, 6.400%, 08/01/2004

   New York City, NY, General Obligation,              205,275                        205,275
   Series C, AMBAC, 6.400%, 08/01/2005

   New York City, NY, General Obligation,            10,904,369                    10,904,369
   Series C, AMBAC, Prerefunded 8/01/02
   at 101.50, 6.400%, 08/01/2005

   New York City, NY, General Obligation,              292,985                        292,985
   Series C, AMBAC, Prerefunded 8/1/02 at
   101.50, 6.400%, 08/01/2004

   New York City, NY, General Obligation,             1,388,795                     1,388,795
   Series E, ETM, MBIA, 7.000%,
   12/1/07

   New York City, NY, General Obligation,              753,956                        753,956
   Series A, ETM, 8.000%, 11/01/2001

   New York City, NY, General Obligation,               5,099                           5,099
   Series D, 8.000%, 08/01/2005

   New York, NY, General Obligation,                 14,197,840                    14,197,840
   Series A, 5.250%, 08/01/2011

   New york, NY, General Obligation,                  9,885,700                     9,885,700
   Series A, 5.200%, 08/01/2010

   New York City, New York General                     20,093                          20,093
   Obligation, Unrefunded Balance 1997,
   Series D, 6.000%, 08/01/2006

   New York State Dormitory Authority,                2,118,680                     2,118,680
   State University of New York, AMBAC
   insured, 6.000%, 07/01/2009

   New York State Dormitory Authority,                1,878,173                     1,878,173
   College and University Pooled Capital
   Program, 7.800%, 12/01/2005

   New York State Dormitory Authority                 4,443,400                     4,443,400
   Revenue, City University, FGIC, Series
   D, 7.000%, 07/01/2009

   New York State Dormitory Authority                 6,643,205                     6,643,205
   Revenue, City University, Series C,
   FGIC, 7.500%, 07/01/2010

   New York State Energy Research and                 5,604,167                     5,604,167
   Development Authority, Pollution
   Control Revenue, Electric and Gas,
   5.900%, 12/01/2006

   New York State, Urban Development                  4,906,845                     4,906,845
   Authority, Correctional Facilities,
   6.500%, 01/01/2011

   Suffolk County, NY, Industrial                     8,441,280                     8,441,280
   Development Agency, Southwest Sewer
   Symstem, FGIC, 6.000%, 02/01/2007

NORTH CAROLINA

   North Carolina Eastern Municipal Power             2,036,580                     2,036,580
   Agency, AMBAC insured, 5.500%,
   1/1/2007

   North Carolina Eastern Municipal Power             8,803,080                     8,803,080
   Agency, Power System Revenue, Series
   B, FGIC, 6.000%, 01/01/2018

   North Carolina Municipal Power Agency                                            8,426,220
   No. 1, Catawba Electric Revenue,
   5.250%, 01/01/2009

   North Carolina Municipal Power Agency              2,493,250                     2,493,250
   No. 1, Catawba Electric Revenue, MBIA,

                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
   5.250%, 01/01/2008

   North Carolina Municipal Power Agency                               8,235,000                   8,235,000
   No. 1, Catawba Electric Revenue, MBIA,
   6.000%, 01/01/2011

   North Carolina Municipal Power Agency                               5,000,000                   5,000,000
   No. 1, Catawba Electricity, Revenue,
   Series 1992, 7.250%, 01/01/2007

   North Carolina Municipal Power Agency,                              2,585,000                   2,585,000
   Number 1, Catawba Electric Power
   Revenue, Series 1997, AMBAC Insured,
   6.000%, 01/01/2008

NORTH DAKOTA

   Bismarck, ND, Hospital Revenue, St.                                 2,850,000                   2,850,000
   Alexius Medical Center, Series 1991,
   AMBAC, Zero Coupon, 05/01/2002

OHIO

   Cleveland, OH, Water Works Revenue,                                10,000,000                  10,000,000
   MBIA Insured, Series 1993G, 5.500%,
   1/1/2013

   Beavercreek, OH, Local School                                                     1,000,000     1,000,000
   District, General Obligation, Series
   1996, 6.600%, 12/01/2015

   Butler County, OH , Transportation                                                1,500,000     1,500,000
   Improvement District, Series 1997 A,
   6.000%, 04/01/2010

   Cleveland, OH, Non Taxable Revenue                                                  820,000       820,000
   Bond, Cleveland Stadium, Series A,
   12/1/2011

   Cleveland, OH, Public Power System                                                2,250,000     2,250,000
   Improvement Revenue, Series 1994 A,
   Zero Coupon,, 11/15/2009

   Cleveland, OH, Revenue Bond, Cleveland                                              820,000       820,000
   Stadium, Series A, 12/01/2014

   Cleveland, OH, Revenue Bond, Cleveland                                              820,000       820,000
   Stadium, Series A, 12/01/2017

   Cleveland, OH, Revenue Bond, Cleveland                                              810,000       810,000
   Stadium, Series B, 12/01/2009

   Cleveland, OH, Revenue Bond, Cleveland                                              815,000       815,000
   Stadium, Series B, 12/01/2015

   Cleveland, OH, Revenue Bond, Cleveland                                              815,000       815,000
   Stadium, Series B, 12/01/2018

   Cleveland, OH, Waterworks Revenue,                                                1,000,000     1,000,000
   Series I, 5.000%, 01/01/2017

   Cleveland, OH, Waterworks Revenue,                                                   50,000        50,000
   Unrefunded, First Mortgage Revenue,
   Series F 1992A, 6.250%, 01/01/2007

   Cleveland, OH, Urban Renewal Tax                                                  1,000,000     1,000,000
   Increment Rock & Roll Hall of Fame and
   Museum Project, 6.750%, 03/15/2018

   Cleveland, OH, General Obligation,                                                1,000,000     1,000,000
   Series A, Prerefunded 07/01/2002,
   6.300%, 07/01/2006

   Cleveland, OH, Parking Facility                                                   1,385,000     1,385,000
   Revenue, 6.000%, 09/15/2009

   Cleveland, OH, Public Power System                                                  750,000       750,000
   Improvement Revenue, Series B
   Prerefunded 11/15/2001, 7.000%,
   11/15/2017

   Cleveland, OH, Public Power System                                                1,050,000     1,050,000
   Revenue, Series 1996-1, 6.000%,
   11/15/2011

   Cleveland, OH, Waterworks Revenue,                                                  950,000       950,000
   Prerefunded 1/1/2002, First Mortgage
   Revenue, Series F 1992A, 6.250%,
   1/1/2007

   Cleveland-Cuyahoga County, OH, Port                                               1,000,000     1,000,000
   Development Revenue, C&P Docks
   Project, 6.000%, 03/01/2007

   Clevland, OH Public Power Systems                                                 2,250,000     2,250,000
   Revenue, Capital Appreciation, First
   Mortgage, Series 1994A, Zero Coupon,
   11/15/2012

   Columbus, OH, General Obligation,                                                 1,000,000     1,000,000
   Unlimited Tax, Sewer Improvement,
   Prerefunded 05/01/2003, 6.000%,
   5/1/2013

   Cuyahoga County, OH, General                                                      1,500,000     1,500,000
   Obligation, Jail Facilities, Series
   1991, ETM, Zero Coupon, 10/01/2002

   Cuyahoga County, OH, Hospital                                                     1,000,000     1,000,000
   Facilities Revenue, Health Cleveland
   Inc., Series 1993, 6.250%, 08/15/2010

   Dublin, OH , City School District,                                                1,000,000     1,000,000





                                                 AARP Insured      Scudder      Pro Forma
                                               Tax Free General  Ohio Tax Free   Combined
                                                 Bond Market      Fund Market     Market
                                                   Value($)         Value($)    Value($)(1)
                                              ---------------------------------------------
   5.250%, 01/01/2008

   North Carolina Municipal Power Agency           8,546,695                     8,546,695
   No. 1, Catawba Electric Revenue, MBIA,
   6.000%, 01/01/2011

   North Carolina Municipal Power Agency           5,593,950                     5,593,950
   No. 1, Catawba Electricity, Revenue,
   Series 1992, 7.250%, 01/01/2007

   North Carolina Municipal Power Agency,          2,705,280                     2,705,280
   Number 1, Catawba Electric Power
   Revenue, Series 1997, AMBAC Insured,
   6.000%, 01/01/2008

NORTH DAKOTA

   Bismarck, ND, Hospital Revenue, St.             2,537,270                     2,537,270
   Alexius Medical Center, Series 1991,
   AMBAC, Zero Coupon, 05/01/2002

OHIO

   Cleveland, OH, Water Works Revenue,             9,971,300                     9,971,300
   MBIA Insured, Series 1993G, 5.500%,
   1/1/2013

   Beavercreek, OH, Local School                                  1,096,786      1,096,786
   District, General Obligation, Series
   1996, 6.600%, 12/01/2015

   Butler County, OH , Transportation                             1,586,880      1,586,880
   Improvement District, Series 1997 A,
   6.000%, 04/01/2010

   Cleveland, OH, Non Taxable Revenue                               405,055        405,055
   Bond, Cleveland Stadium, Series A,
   12/1/2011

   Cleveland, OH, Public Power System                             1,316,205      1,316,205
   Improvement Revenue, Series 1994 A,
   Zero Coupon,, 11/15/2009

   Cleveland, OH, Revenue Bond, Cleveland                           332,141        332,141
   Stadium, Series A, 12/01/2014

   Cleveland, OH, Revenue Bond, Cleveland                           269,362        269,362
   Stadium, Series A, 12/01/2017

   Cleveland, OH, Revenue Bond, Cleveland                           456,743        456,743
   Stadium, Series B, 12/01/2009

   Cleveland, OH, Revenue Bond, Cleveland                           306,114        306,114
   Stadium, Series B, 12/01/2015

   Cleveland, OH, Revenue Bond, Cleveland                           251,273        251,273
   Stadium, Series B, 12/01/2018

   Cleveland, OH, Waterworks Revenue,                               896,610        896,610
   Series I, 5.000%, 01/01/2017

   Cleveland, OH, Waterworks Revenue,                                52,600         52,600
   Unrefunded, First Mortgage Revenue,
   Series F 1992A, 6.250%, 01/01/2007

   Cleveland, OH, Urban Renewal Tax                               1,008,390      1,008,390
   Increment Rock & Roll Hall of Fame and
   Museum Project, 6.750%, 03/15/2018

   Cleveland, OH, General Obligation,                             1,065,660      1,065,660
   Series A, Prerefunded 07/01/2002,
   6.300%, 07/01/2006

   Cleveland, OH, Parking Facility                                1,478,474      1,478,474
   Revenue, 6.000%, 09/15/2009

   Cleveland, OH, Public Power System                               795,300        795,300
   Improvement Revenue, Series B
   Prerefunded 11/15/2001, 7.000%,
   11/15/2017

   Cleveland, OH, Public Power System                             1,109,997      1,109,997
   Revenue, Series 1996-1, 6.000%,
   11/15/2011

   Cleveland, OH, Waterworks Revenue,                             1,004,264      1,004,264
   Prerefunded 1/1/2002, First Mortgage
   Revenue, Series F 1992A, 6.250%,
   1/1/2007

   Cleveland-Cuyahoga County, OH, Port                              976,190        976,190
   Development Revenue, C&P Docks
   Project, 6.000%, 03/01/2007

   Clevland, OH Public Power Systems                              1,080,900      1,080,900
   Revenue, Capital Appreciation, First
   Mortgage, Series 1994A, Zero Coupon,
   11/15/2012

   Columbus, OH, General Obligation,                              1,065,590      1,065,590
   Unlimited Tax, Sewer Improvement,
   Prerefunded 05/01/2003, 6.000%,
   5/1/2013

   Cuyahoga County, OH, General                                   1,308,915      1,308,915
   Obligation, Jail Facilities, Series
   1991, ETM, Zero Coupon, 10/01/2002

   Cuyahoga County, OH, Hospital                                  1,047,020      1,047,020
   Facilities Revenue, Health Cleveland
   Inc., Series 1993, 6.250%, 08/15/2010

   Dublin, OH , City School District,                               512,900        512,900

                                                    Scudder                        Scudder
                                                    Managed         AARP Insured   Ohio Tax    Pro Forma        Scudder
                                                  Muncipal Bond       Tax Free     Free Fund   Combined     Managed Municpal
                                                 Principal Amount   General Bond   Principal   Principal     Bond Market
                                                      ($)             Principal    Amount($)   Amount($)       Value($)
                                                 ----------------------------------------------------------------------------
   Capital Appreciation, Series 1998,
   Zero Coupon, 12/01/2011

   Fairfield, OH, City School District,                                              1,000,000     1,000,000
   7.200%, 12/01/2009

   Franklin County, OH , Health Care                                                   500,000       500,000
   Facilities, Revenue Refunding, Ohio
   Presbyterian Services, Series 1997,
   5.250%, 07/02/2008

   Franklin County, OH, Riverside United                                             1,950,000     1,950,000
   Methodist Hospital, Series A, 5.750%,
   5/15/2012

   Franklin County, OH, Health Care                                                  1,000,000     1,000,000
   Facilities, Revenue Refunding, Ohio
   Presbyterian Services, Series 1997,
   5.500%, 07/01/2017

   Gateway Economic Development                                                      4,000,000     4,000,000
   Corporation of Cleveland, OH, Stadium
   Revenue, 6.500%, 09/15/2014

   Gateway Economic Development                                                      2,550,000     2,550,000
   Corporation of Greater Cleveland, OH,
   Excise Tax, Series 1990, 7.200%,
   9/1/2001

   Hamilton County, OH, Sewer System                                                 1,000,000     1,000,000
   Revenue, Improvement and Refunding,
   FGIC Insured, 5.450%, 12/01/2009

   Hamilton County, OH, Sewer System                                                   530,000       530,000
   Revenue, Series 1991 A, 6.400%,
   12/1/2005

   Hamilton County, OH, Sewer System                                                   220,000       220,000
   Revenue, Series 1991 A, Prerefunded
   06/01/2001, 6.400%, 12/01/2005

   Hamilton County, OH, Health System                                                2,000,000     2,000,000
   Revenue, Franciscan Sisters of the
   Poor Health System, Providence
   Hospital, Series 1992, 6.800%,
   7/1/2008

   Hamilton County, OH, Hospital                                                     1,000,000     1,000,000
   Facilities Revenue, Christ Hospital,
   Series 1991 B, Prerefunded 01/01/2001,
   6.625%, 01/01/2006

   Hilliard, OH, School District, Series                                             1,655,000     1,655,000
   1996A, Zero Coupon, FGIC Insured,
   12/1/2012

   Huber Heights, OH, Water System                                                   1,005,000     1,005,000
   Revenue, Capital Appreciation, Zero
   Coupon, 12/01/2012

   Lorain County, OH, Hospital Refunding                                             1,000,000     1,000,000
   Revenue, Humility of Mary Health Care
   System, Series A, Prerefunded
   12/15/2005, 5.900%, 12/15/2008

   Lorain, OH, Hospital Authority                                                    1,000,000     1,000,000
   Refunding Revenue, Lakeland Community
   Hospital Inc., 6.500%, 11/15/2012

   Lucas County, OH, Toledo Port                                                       500,000       500,000
   Authority Development, Revenue Bond,
   Northwest Ohio Bond Fund, Series A,
   5.400%, 05/15/2019

   Lucas County, OH, Hospital Revenue,                                               1,375,000     1,375,000
   Flower Hospital, Series 1993,
   Prerefunded 12/01/2004, 6.125%,
   12/1/2013

   Mahoning County, OH, General                                                      1,100,000     1,100,000
   Obligation, Limited Tax, 6.600%,
   12/1/2006

   Medina, OH, City School District,                                                 1,500,000     1,500,000
   General Obligation, 12/01/2006

   Miami County, OH, Revenue Refunding,                                              1,000,000     1,000,000
   Hospital Upper Valley,Series 1996 C,
   6.250%, 05/15/2013

   North Olmstead, OH, General                                                       2,000,000     2,000,000
   Obligation, 6.200%, 12/01/2011

   North Olmsted, OH, General                                                        1,500,000     1,500,000
   Obligation,, 6.250%, 12/15/2012

   Northeast Ohio Regional Sewer                                                     1,550,000     1,550,000
   District, Wastewater Improvement
   Revenue Refunding, 5.500%, 11/15/2012

   Northeast Ohio Regional Sewer                                                     1,000,000     1,000,000
   District, Wastewater Improvement
   Revenue Refunding,, 5.600%, 11/15/2013

   Ohio Air Quality Development                                                      1,250,000     1,250,000
   Authority, Pollution Control Revenue,
   Cleveland Electric Company, 8.000%,
   12/1/2013

   Ohio Gateway Economic Development                                                 1,500,000     1,500,000
   Corp., Revenue, Cuyahoga County Annual
   Gateway, 7.500%, 09/01/2005

   Ohio General Obligation, Series 1994,                                             1,000,000     1,000,000
   6.000%, 08/01/2010

   Ohio Higher Education Facilities                                                  2,250,000     2,250,000





                                                  AARP Insured       Scudder    Pro Forma
                                                Tax Free General  Ohio Tax Free   Combined
                                                  Bond Market      Fund Market     Market
                                                    Value($)         Value($)    Value($)(1)
                                               ---------------------------------------------
   Capital Appreciation, Series 1998,
   Zero Coupon, 12/01/2011

   Fairfield, OH, City School District,                             1,138,120      1,138,120
   7.200%, 12/01/2009

   Franklin County, OH , Health Care                                 471,275         471,275
   Facilities, Revenue Refunding, Ohio
   Presbyterian Services, Series 1997,
   5.250%, 07/02/2008

   Franklin County, OH, Riverside United                            1,953,608      1,953,608
   Methodist Hospital, Series A, 5.750%,
   5/15/2012

   Franklin County, OH, Health Care                                  866,440         866,440
   Facilities, Revenue Refunding, Ohio
   Presbyterian Services, Series 1997,
   5.500%, 07/01/2017

   Gateway Economic Development                                     3,965,800      3,965,800
   Corporation of Cleveland, OH, Stadium
   Revenue, 6.500%, 09/15/2014

   Gateway Economic Development                                     2,621,451      2,621,451
   Corporation of Greater Cleveland, OH,
   Excise Tax, Series 1990, 7.200%,
   9/1/2001

   Hamilton County, OH, Sewer System                                1,025,700      1,025,700
   Revenue, Improvement and Refunding,
   FGIC Insured, 5.450%, 12/01/2009

   Hamilton County, OH, Sewer System                                 555,795         555,795
   Revenue, Series 1991 A, 6.400%,
   12/1/2005

   Hamilton County, OH, Sewer System                                 231,473         231,473
   Revenue, Series 1991 A, Prerefunded
   06/01/2001, 6.400%, 12/01/2005

   Hamilton County, OH, Health System                               2,143,980      2,143,980
   Revenue, Franciscan Sisters of the
   Poor Health System, Providence
   Hospital, Series 1992, 6.800%,
   7/1/2008

   Hamilton County, OH, Hospital                                    1,027,960      1,027,960
   Facilities Revenue, Christ Hospital,
   Series 1991 B, Prerefunded 01/01/2001,
   6.625%, 01/01/2006

   Hilliard, OH, School District, Series                             793,076         793,076
   1996A, Zero Coupon, FGIC Insured,
   12/1/2012

   Huber Heights, OH, Water System                                   481,596         481,596
   Revenue, Capital Appreciation, Zero
   Coupon, 12/01/2012

   Lorain County, OH, Hospital Refunding                            1,049,990      1,049,990
   Revenue, Humility of Mary Health Care
   System, Series A, Prerefunded
   12/15/2005, 5.900%, 12/15/2008

   Lorain, OH, Hospital Authority                                   1,075,820      1,075,820
   Refunding Revenue, Lakeland Community
   Hospital Inc., 6.500%, 11/15/2012

   Lucas County, OH, Toledo Port                                     434,380         434,380
   Authority Development, Revenue Bond,
   Northwest Ohio Bond Fund, Series A,
   5.400%, 05/15/2019

   Lucas County, OH, Hospital Revenue,                              1,466,493      1,466,493
   Flower Hospital, Series 1993,
   Prerefunded 12/01/2004, 6.125%,
   12/1/2013

   Mahoning County, OH, General                                     1,168,508      1,168,508
   Obligation, Limited Tax, 6.600%,
   12/1/2006

   Medina, OH, City School District,                                1,040,985      1,040,985
   General Obligation, 12/01/2006

   Miami County, OH, Revenue Refunding,                              959,100         959,100
   Hospital Upper Valley,Series 1996 C,
   6.250%, 05/15/2013

   North Olmstead, OH, General                                      2,133,020      2,133,020
   Obligation, 6.200%, 12/01/2011

   North Olmsted, OH, General                                       1,589,130      1,589,130
   Obligation,, 6.250%, 12/15/2012

   Northeast Ohio Regional Sewer                                    1,557,952      1,557,952
   District, Wastewater Improvement
   Revenue Refunding, 5.500%, 11/15/2012

   Northeast Ohio Regional Sewer                                    1,005,110      1,005,110
   District, Wastewater Improvement
   Revenue Refunding,, 5.600%, 11/15/2013

   Ohio Air Quality Development                                     1,372,925      1,372,925
   Authority, Pollution Control Revenue,
   Cleveland Electric Company, 8.000%,
   12/1/2013

   Ohio Gateway Economic Development                                1,582,830      1,582,830
   Corp., Revenue, Cuyahoga County Annual
   Gateway, 7.500%, 09/01/2005

   Ohio General Obligation, Series 1994,                            1,066,880      1,066,880
   6.000%, 08/01/2010

   Ohio Higher Education Facilities                                 2,416,770      2,416,770

                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
   Revenue, Case Western Reserve
   University, Series B, 6.500%,
   10/1/2020

   Ohio Higher Educational Facility                                                    1,000,000     1,000,000
   Commission, Refunding Revenue, Case
   Western Reserve University, 6.000%,
   10/1/2014

   Ohio Housing Finance Agency,                                                          730,000       730,000
   Single-Family Mortgage Revenue, Series
   1990 F, 7.600%, 09/01/2016

   Ohio Public Facilities Commission,                                                  1,500,000     1,500,000
   Higher Educational Capital Facilities
   Revenue, Series 2B, 5.400%, 11/01/2007

   Ohio State Building Authority, 5.375%,                                              2,000,000     2,000,000
   10/1/2013

   Ohio State Building Authority,                                                      1,000,000     1,000,000
   Administration Building, Series A,
   5.375%, 10/01/2012

   Ohio State Building Authority, Revenue                                                750,000       750,000
   Bond, Adult Correctional Facilities,
   Series A, 5.500%, 10/01/2010

   Ohio State Building Authority,                                                      1,000,000     1,000,000
   Correctional Facilites Revenue, Series
   1991 A, 6.500%, 10/01/2004

   Ohio State Building Authority, Toledo                                                 500,000       500,000
   Government Office Building, Series A,
   Prerefunded 04/01/2003, 8.000%,
   10/1/2027

   Ohio State Higher Education Facility,                                               2,325,000     2,325,000
   Series 1997 A, Step-up Coupon 0% to
   7/1/2000, 6.5 to, 07/01/2008

   Ohio State Higher Education Facility ,                                                200,000       200,000
   Prefunded 12/01/2000, FGIC, 7.250%,
   12/1/2012

   Ohio State Higher Education Facility,                                                 800,000       800,000
   Prerefunded on 12/01/2000, Series
   1989, 7.250%, 12/01/2012

   Ohio State Higher Educational                                                       1,000,000     1,000,000
   Facilities Commission, Higher
   Educational Facilities-Oberlin
   College-Revenue Bonds, 5.250%,
   10/1/2014

   Ohio State Water Development                                                          500,000       500,000
   Authority, Revenue, Bay Shore Project,
   Series A, 5.875%, 09/01/2020

   Ohio Water Development Authority                                                    1,000,000     1,000,000
   Revenue Bond, 5.250%, 12/01/2010

   Olmsted Falls, OH, City School                                                      1,000,000     1,000,000
   District, General Obligation, Series
   1991, Prerefunded 12/15/2001, 7.050%,
   12/15/2011

   Rocky River, OH, City School District,                                              1,000,000     1,000,000
   School Improvement, Series 1998,
   5.375%, 12/01/2017

   Strongsville, OH, City School                                                       1,000,000     1,000,000
   District, General Obligation, 5.350%,
   12/1/2011

   Summit County, OH, General Obligation,                                              1,000,000     1,000,000
   Prerefunded 12/01/2004, 6.400%,
   12/1/2014

   University of Akron, General Receipts,                                              1,365,000     1,365,000
   Revenue, 5.750%, 01/01/2013

   Warren County, OH, Water Improvement,                                               1,720,000     1,720,000
   General Obligation, The P&G Project,
   Series 1995, 5.250%, 12/01/2016

OKLAHOMA

   Oklahoma Development Financial                        2,500,000                                   2,500,000     2,146,350
   Authority, Revenue Bond, Hillcrest
   Health Center Inc., 5.625%, 08/15/2019

   Tulsa, OK, Industrial Development                                     6,430,000                   6,430,000
   Authority, Hospital Revenue, St.
   John's Medical Center, MBIA Insured,
   Zero Coupon, 12/01/2006

   Tulsa, OK, Industrial Development                                     5,430,000                   5,430,000
   Authority, Hospital Revenue, St.
   John's Medical Center, MBIA, Zero
   Coupon, 12/01/2004

   Tulsa, OK, Industrial Development                                     3,930,000                   3,930,000
   Authority, St. John's Medical Center,
   MBIA, Zero Coupon, 12/01/2002

OREGON

   Chemeketa, OR, Community College                      2,385,000                                   2,385,000     2,361,293
   District, 5.500%, 06/01/2014

PENNSYLVANIA

   Allegheny County, PA, Airport Revenue,                1,500,000                                   1,500,000     1,499,865
   Pittsburgh International Airport,
   Series 1997 A, 5.750%, 01/01/2013





                                                  AARP Insured      Scudder      Pro Forma
                                                Tax Free General  Ohio Tax Free   Combined
                                                  Bond Market      Fund Market     Market
                                                    Value($)         Value($)    Value($)(1)
                                               --------------------------------------------
   Revenue, Case Western Reserve
   University, Series B, 6.500%,
   10/1/2020

   Ohio Higher Educational Facility                                 1,035,940     1,035,940
   Commission, Refunding Revenue, Case
   Western Reserve University, 6.000%,
   10/1/2014

   Ohio Housing Finance Agency,                                       752,557       752,557
   Single-Family Mortgage Revenue, Series
   1990 F, 7.600%, 09/01/2016

   Ohio Public Facilities Commission,                               1,529,280     1,529,280
   Higher Educational Capital Facilities
   Revenue, Series 2B, 5.400%, 11/01/2007

   Ohio State Building Authority, 5.375%,                           1,949,260     1,949,260
   10/1/2013

   Ohio State Building Authority,                                     986,680       986,680
   Administration Building, Series A,
   5.375%, 10/01/2012

   Ohio State Building Authority, Revenue                             762,285       762,285
   Bond, Adult Correctional Facilities,
   Series A, 5.500%, 10/01/2010

   Ohio State Building Authority,                                   1,056,270     1,056,270
   Correctional Facilites Revenue, Series
   1991 A, 6.500%, 10/01/2004

   Ohio State Building Authority, Toledo                              554,570       554,570
   Government Office Building, Series A,
   Prerefunded 04/01/2003, 8.000%,
   10/1/2027

   Ohio State Higher Education Facility,                            2,437,205     2,437,205
   Series 1997 A, Step-up Coupon 0% to
   7/1/2000, 6.5 to, 07/01/2008

   Ohio State Higher Education Facility ,                             210,994       210,994
   Prefunded 12/01/2000, FGIC, 7.250%,
   12/1/2012

   Ohio State Higher Education Facility,                              843,976       843,976
   Prerefunded on 12/01/2000, Series
   1989, 7.250%, 12/01/2012

   Ohio State Higher Educational                                      957,070       957,070
   Facilities Commission, Higher
   Educational Facilities-Oberlin
   College-Revenue Bonds, 5.250%,
   10/1/2014

   Ohio State Water Development                                       450,865       450,865
   Authority, Revenue, Bay Shore Project,
   Series A, 5.875%, 09/01/2020

   Ohio Water Development Authority                                   998,290       998,290
   Revenue Bond, 5.250%, 12/01/2010

   Olmsted Falls, OH, City School                                   1,076,700     1,076,700
   District, General Obligation, Series
   1991, Prerefunded 12/15/2001, 7.050%,
   12/15/2011

   Rocky River, OH, City School District,                             946,290       946,290
   School Improvement, Series 1998,
   5.375%, 12/01/2017

   Strongsville, OH, City School                                    1,002,950     1,002,950
   District, General Obligation, 5.350%,
   12/1/2011

   Summit County, OH, General Obligation,                           1,094,750     1,094,750
   Prerefunded 12/01/2004, 6.400%,
   12/1/2014

   University of Akron, General Receipts,                           1,382,841     1,382,841
   Revenue, 5.750%, 01/01/2013

   Warren County, OH, Water Improvement,                            1,611,107     1,611,107
   General Obligation, The P&G Project,
   Series 1995, 5.250%, 12/01/2016

OKLAHOMA

   Oklahoma Development Financial                                                 2,146,350
   Authority, Revenue Bond, Hillcrest
   Health Center Inc., 5.625%, 08/15/2019

   Tulsa, OK, Industrial Development                  4,474,701                   4,474,701
   Authority, Hospital Revenue, St.
   John's Medical Center, MBIA Insured,
   Zero Coupon, 12/01/2006

   Tulsa, OK, Industrial Development                  4,229,644                   4,229,644
   Authority, Hospital Revenue, St.
   John's Medical Center, MBIA, Zero
   Coupon, 12/01/2004

   Tulsa, OK, Industrial Development                  3,404,638                   3,404,638
   Authority, St. John's Medical Center,
   MBIA, Zero Coupon, 12/01/2002

OREGON

   Chemeketa, OR, Community College                                               2,361,293
   District, 5.500%, 06/01/2014

PENNSYLVANIA

   Allegheny County, PA, Airport Revenue,                                         1,499,865
   Pittsburgh International Airport,
   Series 1997 A, 5.750%, 01/01/2013

                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
   Armstrong County, PA, Hospital                      1,000,000                                  1,000,000     1,050,540
   Authority, Revenue, St Francis Medical
   Center Project, Series A, 6.250%,
   6/1/2013

   Berks County, PA, Municipal Authority               1,000,000                                  1,000,000     1,022,180
   Hospital Revenue, Reading Hospital and
   Medical Center Project, 5.500%,
   10/1/2008

   Berks County, PA, Municipal Authority               1,000,000                                  1,000,000     1,012,500
   Hospital Revenue, Reading Hospital
   Medical Center Project, 5.700%,
   10/1/2014

   Bethlehem, PA, Water Revenue, Series                1,000,000                                  1,000,000     1,039,932
   1992, Prerefunded 11/15/01, 6.250%,
   11/15/2001

   Blair County, PA, Hospital Authority,               1,500,000                                  1,500,000     1,490,955
   Altoona Hospital, Series 1998 PJ-A,
   5.500%, 07/01/2011

   Blair County, PA, Hospital Authority,                                3,590,000                 3,590,000
   Altoona Hospital, Project A, 5.500%,
   7/1/2010

   Bucks County, PA, Water and Sewer                     425,000                                    425,000       450,730
   Authority Revenue, ETM, 6.375%,
   12/1/2008

   Commonwealth of Pennsylvania,                                        4,250,000                 4,250,000
   Industrial Development Authority,
   Economic Development Revenue, 5.800%,
   1/1/2008

   Commonwealth of Pennsylvania,                                        4,875,000                 4,875,000
   Industrial Development Authority,
   Economic Development Revenue, AMBAC,
   5.800%, 07/01/2008

   Commonwealth of Philadelphia, PA,                   2,000,000       20,000,000                22,000,000     2,054,460
   Water & Wastewater Refunding Revenue,
   5.625%, 06/15/2009

   Delaware County, PA, White Horse                    1,000,000                                  1,000,000       996,580
   Village, NC Series 1996 A, 6.600%,
   7/1/2006

   Delaware County, PA, Health Facilities              1,500,000                                  1,500,000     1,593,030
   Revenue, Mercy Health Corporation of
   Southeastern Pennsylvania, Series B,
   6.000%, 11/15/2007

   Delaware County, PA, Hospital Revenue,              1,750,000                                  1,750,000     1,705,305
   Memorial Hospital, 5.500%, 08/15/2013

   Erie County, PA, Pollution Control,                 1,000,000                                  1,000,000       943,940
   5.300%, 04/01/2012

   Erie County, PA, Prison Authority,                  1,000,000                                  1,000,000     1,039,230
   Commonwealth Lease Revenue,
   Prerefunded 11/1/01, 6.250%,
   11/1/2001

   Gettysburgh, PA, Gettysburgh College,               1,020,000                                  1,020,000       999,498
   Revenue Bond, 5.375%, 08/15/2013

   Harrisburg, PA, General Obligation,                 1,000,000                                  1,000,000       514,140
   Refunding, Zero Coupon, Series 1997 D,
   9/15/2011

   Indiana County, PA, Industrial                      1,000,000                                  1,000,000     1,004,130
   Development Authority, Pennsylvania
   Electric Company, Pollution Control
   Revenue, 5.350%, 11/01/2010

   Latrobe, PA, Industrial Development                 1,000,000                                  1,000,000       934,810
   Authority, ST. Vincent College
   Project, 5.375%, 05/01/2013

   Lebanon County, PA, Good Samaritan                    600,000                                    600,000       612,138
   Hospital Authority Revenue, Series
   1989 B, Prerefunded 11/1/99, 8.250%,
   11/1/2018

   Luzerne County, PA, Flood Protection                1,400,000                                  1,400,000     1,340,696
   Authority, Series 1998 A, 5.250%,
   1/15/2013

   Montgomery County, PA, Redevelopment                1,500,000                                  1,500,000     1,500,180
   Authority, Multi-Family Housing
   Revenue, KBF Associates L.P. Project,
   6.375%, 07/01/2012

   Pennsylvania Convention Center                      2,200,000                                  2,200,000     2,240,832
   Authority, Funding Revenue, 6.000%,
   9/1/2009

   Pennsylvania General Obligation,                    1,000,000                                  1,000,000     1,076,590
   6.250%, 07/01/2010

   Pennsylvania General Obligation,                    2,500,000                                  2,500,000     2,814,400
   10.000%, 04/15/2002

   Pennsylvania Housing Finance Agency,                  840,000                                    840,000       873,919
   Single Family Mortgage Revenue, Series
   1992-33, 6.850%, 10/01/2009





                                                  AARP Insured       Scudder     Pro Forma
                                                Tax Free General  Ohio Tax Free   Combined
                                                  Bond Market      Fund Market     Market
                                                    Value($)         Value($)    Value($)(1)
                                               ---------------------------------------------
   Armstrong County, PA, Hospital                                                1,050,540
   Authority, Revenue, St Francis Medical
   Center Project, Series A, 6.250%,
   6/1/2013

   Berks County, PA, Municipal Authority                                         1,022,180
   Hospital Revenue, Reading Hospital and
   Medical Center Project, 5.500%,
   10/1/2008

   Berks County, PA, Municipal Authority                                         1,012,500
   Hospital Revenue, Reading Hospital
   Medical Center Project, 5.700%,
   10/1/2014

   Bethlehem, PA, Water Revenue, Series                                          1,039,932
   1992, Prerefunded 11/15/01, 6.250%,
   11/15/2001

   Blair County, PA, Hospital Authority,                                         1,490,955
   Altoona Hospital, Series 1998 PJ-A,
   5.500%, 07/01/2011

   Blair County, PA, Hospital Authority,            3,598,329                    3,598,329
   Altoona Hospital, Project A, 5.500%,
   7/1/2010

   Bucks County, PA, Water and Sewer                                               450,730
   Authority Revenue, ETM, 6.375%,
   12/1/2008

   Commonwealth of Pennsylvania,                    4,420,553                    4,420,553
   Industrial Development Authority,
   Economic Development Revenue, 5.800%,
   1/1/2008

   Commonwealth of Pennsylvania,                    5,080,140                    5,080,140
   Industrial Development Authority,
   Economic Development Revenue, AMBAC,
   5.800%, 07/01/2008

   Commonwealth of Philadelphia, PA,               20,544,600                   22,599,060
   Water & Wastewater Refunding Revenue,
   5.625%, 06/15/2009

   Delaware County, PA, White Horse                                                996,580
   Village, NC Series 1996 A, 6.600%,
   7/1/2006

   Delaware County, PA, Health Facilities                                        1,593,030
   Revenue, Mercy Health Corporation of
   Southeastern Pennsylvania, Series B,
   6.000%, 11/15/2007

   Delaware County, PA, Hospital Revenue,                                        1,705,305
   Memorial Hospital, 5.500%, 08/15/2013

   Erie County, PA, Pollution Control,                                             943,940
   5.300%, 04/01/2012

   Erie County, PA, Prison Authority,                                            1,039,230
   Commonwealth Lease Revenue,
   Prerefunded 11/1/01, 6.250%,
   11/1/2001

   Gettysburgh, PA, Gettysburgh College,                                           999,498
   Revenue Bond, 5.375%, 08/15/2013

   Harrisburg, PA, General Obligation,                                             514,140
   Refunding, Zero Coupon, Series 1997 D,
   9/15/2011

   Indiana County, PA, Industrial                                                1,004,130
   Development Authority, Pennsylvania
   Electric Company, Pollution Control
   Revenue, 5.350%, 11/01/2010

   Latrobe, PA, Industrial Development                                             934,810
   Authority, ST. Vincent College
   Project, 5.375%, 05/01/2013

   Lebanon County, PA, Good Samaritan                                              612,138
   Hospital Authority Revenue, Series
   1989 B, Prerefunded 11/1/99, 8.250%,
   11/1/2018

   Luzerne County, PA, Flood Protection                                          1,340,696
   Authority, Series 1998 A, 5.250%,
   1/15/2013

   Montgomery County, PA, Redevelopment                                          1,500,180
   Authority, Multi-Family Housing
   Revenue, KBF Associates L.P. Project,
   6.375%, 07/01/2012

   Pennsylvania Convention Center                                                2,240,832
   Authority, Funding Revenue, 6.000%,
   9/1/2009

   Pennsylvania General Obligation,                                              1,076,590
   6.250%, 07/01/2010

   Pennsylvania General Obligation,                                              2,814,400
   10.000%, 04/15/2002

   Pennsylvania Housing Finance Agency,                                            873,919
   Single Family Mortgage Revenue, Series
   1992-33, 6.850%, 10/01/2009

                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
   Pennsylvania Housing Finance Agency,                   865,000                                    865,000       893,164
   Single Family Mortgage Revenue, Series
   1991-32, 7.150%, 04/01/2015

   Pennsylvania Intergovernmental                       1,000,000                                   1,000,000    1,059,030
   Cooperation Authority, Special Tax
   Revenue, City of Philadelphia,
   Prerefunded 6/15/02, 6.800%,
   6/15/2012

   Pennsylvania State Higher Education                  1,525,000                                   1,525,000    1,459,776
   Facilities Authority, Temple
   University, Series 1998, 5.250%,
   4/1/2013

   Philadelphia, PA, Port Authority Lease               2,000,000                                   2,000,000    2,062,380
   Revenue, Series 1993, 6.200%,
   9/1/2013

   Philadelphia, PA, General Obligation,                1,000,000                                   1,000,000    1,075,200
   School District, Series A, 6.250%,
   9/1/2009

   Philadelphia, PA, Authority for                      1,000,000                                   1,000,000      846,910
   Industrial Development Health Care
   Facilities Revenue, Baptist Home of
   Philadelphia, Series A, 5.500%,
   11/15/2018

   Philadelphia, PA, Authority for                      1,000,000                                   1,000,000      993,160
   Industrial Development, Commercial
   Development Revenues, 6.500%,
   10/1/2027

   Philadelphia, PA, Hospital and Higher                1,000,000                                   1,000,000    1,055,170
   Education Facilities Authority,
   Hospital Revenue, Children's Seashore
   House, Series A, 7.000%, 08/15/2012

   Philadelphia, PA, Water Revenue,                     1,000,000                                   1,000,000    1,072,780
   6.250%, 08/01/2010

   Commonwealth of Philadelphia, PA,                                      5,000,000                   5,000,000
   Water & Wastewater Revenue, MBIA,
   5.500%, 06/15/2007

   Philadelphia, PA, Water and Wastewater                                 5,500,000                   5,500,000
   Revenue, 5.250%, 12/15/2012

   Pittsburgh, PA, General Obligation,                  1,500,000                                   1,500,000    1,468,635
   Series 1993 A, 5.500%, 09/01/2014

   Pittsburgh, PA, Water and Sewer System                 150,000                                     150,000      171,048
   Revenue, ETM, 7.250%, 09/01/2014

   Somerset County, PA, General                         1,000,000                                   1,000,000    1,038,380
   Authority, Commonwealth Lease Revenue,
   Prerefunded 10/15/01, 6.250%,
   10/15/2011

   Union County, PA, Higher Education                   1,000,000                                   1,000,000    1,044,160
   Facilities Authority, University
   Revenue, Bucknell University, 6.200%,
   4/1/2007

   University Area, PA, Sewer Revenue,                  1,750,000                                   1,750,000    1,678,093
   5.250%, 11/01/2014

   Westmoreland County, PA, Industrial                                    7,300,000                 7,300,000
   Development Revenue, Westmoreland
   Health System, AMBAC, 5.375%,
   7/1/2011

PUERTO RICO

   Puerto Rico Aqueduct and Sewer                                                      1,000,000    1,000,000
   Authority, Revenue Refunding,, 6.000%,
   7/1/2009

   Puerto Rico Commonwealth, Highway &                                                 1,000,000    1,000,000
   Transportation Authority, Series
   1993W, 5.500%, 07/01/2013

   Puerto Rico Electric Power Authority,                                               2,000,000    2,000,000
   Series 1994S, 6.125%, 07/01/2009

   Puerto Rico, General Obligation,                                                    1,000,000    1,000,000
   Public Improvement, Prerefunded
   07/01/2002, 6.600%, 07/01/2013

   University Area, PA, Sewer Revenue,                  1,000,000                                   1,000,000    1,073,320
   5.250%, 11/01/2014

   University of Puerto Rico, University                                               1,000,000    1,000,000
   Systems, Series N, 6.250%, 06/01/2008

RHODE ISLAND

   Rhode Island Clean Water Protection                                    2,000,000                 2,000,000
   Agency, Pollution Control Revenue,
   Revolving Fund, Series A, MBIA,
   5.400%, 10/01/2015

   Rhode Island Convention Center                                         5,000,000                 5,000,000
   Authority, Refunding Revenue, Series
   1993 B, MBIA, 5.000%, 05/15/2010

   Rhode Island Convention Center                       2,750,000                                   2,750,000    2,375,203
   Authority, Series B, 5.000%,
   5/15/2020

   Rhode Island Convention Center                                        22,000,000                22,000,000





                                                  AARP Insured       Scudder     Pro Forma
                                                Tax Free General  Ohio Tax Free   Combined
                                                  Bond Market      Fund Market     Market
                                                    Value($)         Value($)    Value($)(1)
                                               ---------------------------------------------
   Pennsylvania Housing Finance Agency,                                            893,164
   Single Family Mortgage Revenue, Series
   1991-32, 7.150%, 04/01/2015

   Pennsylvania Intergovernmental                                                1,059,030
   Cooperation Authority, Special Tax
   Revenue, City of Philadelphia,
   Prerefunded 6/15/02, 6.800%,
   6/15/2012

   Pennsylvania State Higher Education                                           1,459,776
   Facilities Authority, Temple
   University, Series 1998, 5.250%,
   4/1/2013

   Philadelphia, PA, Port Authority Lease                                        2,062,380
   Revenue, Series 1993, 6.200%,
   9/1/2013

   Philadelphia, PA, General Obligation,                                         1,075,200
   School District, Series A, 6.250%,
   9/1/2009

   Philadelphia, PA, Authority for                                                 846,910
   Industrial Development Health Care
   Facilities Revenue, Baptist Home of
   Philadelphia, Series A, 5.500%,
   11/15/2018

   Philadelphia, PA, Authority for                                                 993,160
   Industrial Development, Commercial
   Development Revenues, 6.500%,
   10/1/2027

   Philadelphia, PA, Hospital and Higher                                         1,055,170
   Education Facilities Authority,
   Hospital Revenue, Children's Seashore
   House, Series A, 7.000%, 08/15/2012

   Philadelphia, PA, Water Revenue,                                              1,072,780
   6.250%, 08/01/2010

   Commonwealth of Philadelphia, PA,                  5,127,950                  5,127,950
   Water & Wastewater Revenue, MBIA,
   5.500%, 06/15/2007

   Philadelphia, PA, Water and Wastewater             5,367,230                  5,367,230
   Revenue, 5.250%, 12/15/2012

   Pittsburgh, PA, General Obligation,                                           1,468,635
   Series 1993 A, 5.500%, 09/01/2014

   Pittsburgh, PA, Water and Sewer System                                          171,048
   Revenue, ETM, 7.250%, 09/01/2014

   Somerset County, PA, General                                                  1,038,380
   Authority, Commonwealth Lease Revenue,
   Prerefunded 10/15/01, 6.250%,
   10/15/2011

   Union County, PA, Higher Education                                            1,044,160
   Facilities Authority, University
   Revenue, Bucknell University, 6.200%,
   4/1/2007

   University Area, PA, Sewer Revenue,                                           1,678,093
   5.250%, 11/01/2014

   Westmoreland County, PA, Industrial                7,293,138                  7,293,138
   Development Revenue, Westmoreland
   Health System, AMBAC, 5.375%,
   7/1/2011

PUERTO RICO

   Puerto Rico Aqueduct and Sewer                                  1,056,230     1,056,230
   Authority, Revenue Refunding,, 6.000%,
   7/1/2009

   Puerto Rico Commonwealth, Highway &                             1,001,820     1,001,820
   Transportation Authority, Series
   1993W, 5.500%, 07/01/2013

   Puerto Rico Electric Power Authority,                           2,166,740     2,166,740
   Series 1994S, 6.125%, 07/01/2009

   Puerto Rico, General Obligation,                                1,074,730     1,074,730
   Public Improvement, Prerefunded
   07/01/2002, 6.600%, 07/01/2013

   University Area, PA, Sewer Revenue,                                           1,073,320
   5.250%, 11/01/2014

   University of Puerto Rico, University                           1,089,280     1,089,280
   Systems, Series N, 6.250%, 06/01/2008

RHODE ISLAND

   Rhode Island Clean Water Protection                1,909,880                  1,909,880
   Agency, Pollution Control Revenue,
   Revolving Fund, Series A, MBIA,
   5.400%, 10/01/2015

   Rhode Island Convention Center                     4,856,300                  4,856,300
   Authority, Refunding Revenue, Series
   1993 B, MBIA, 5.000%, 05/15/2010

   Rhode Island Convention Center                                                2,375,203
   Authority, Series B, 5.000%,
   5/15/2020

   Rhode Island Convention Center                    20,663,720                 20,663,720

                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
   Authority, Refunding Revenue, 1993
   Series B, MBIA Insured, 5.250%,
   5/15/2015

   Rhode Island Depositors Economic                                      6,200,000                6,200,000
   Protection Corp., Special Obligation,
   Series B, MBIA, 5.800%, 08/01/2010

   Rhode Island Depositors Economic                                      4,525,000                4,525,000
   Protection Corp., Special Obligation,
   Series B, MBIA, 5.800%, 08/01/2011

   Rhode Island Depositors Economic                                      2,500,000                2,500,000
   Protection Corp., Special Obligation,
   Series B, MBIA, 5.800%, 08/01/2012

   Rhode Island Depositors Economic                                      7,340,000                7,340,000
   Protection Corp., Special Obligation,
   Series B, MBIA, 5.800%, 08/01/2013

SOUTH CAROLINA

   Piedmont, SC, Municipal Power Agency,                                   840,000                  840,000
   Electric Revenue, Series 1993, ETM,
   MBIA Insured, 5.500%, 01/01/2008

   Piedmont, SC, Municipal Power Agency,                                 2,190,000                2,190,000
   Electric Revenue, Series 1993, ETM,
   MBIA Insured, 5.500%, 01/01/2012

   Piedmont, SC, Municipal Power Agency,                                   430,000                  430,000
   Electric Revenue, Series 1991 A, ETM,
   FGIC Insured, 6.500%, 01/01/2016

   Piedmont, SC, Municipal Power Agency,                                 2,810,000                2,810,000
   Electric Revenue, MBIA Insured,
   5.500%, 01/01/2012

TENNESSEE

   Knox County, TN, Health & Educational                                15,405,000               15,405,000
   Hospital Facilities Board, Fort
   Sanders Alliance, MBIA, 5.750%,
   1/1/2011

   Knox County, TN, Health & Educational                                17,880,000               17,880,000
   Hospital Facilities Board, Fort
   Sanders Alliance, MBIA, 5.750%,
   1/1/2012

   Knox County, TN, Health, Education and                                2,000,000                2,000,000
   Housing Facilities Board, MBIA
   insured, 5.750%, 01/01/2014

   Knox County, TN, Health & Educational                                 4,000,000                4,000,000
   Facilities Board, Fort Sanders
   Alliance, MBIA, 6.250%, 01/01/2013

   Knox County, TN, Health, Education &                  3,250,000       3,750,000                7,000,000     3,711,695
   Housing Facilities Board, Hospital
   Facilities Revenue, Fort Sanders
   Alliance, 7.250%, 01/01/2009

TEXAS

   Austin, TX, Combined Utility System                                   5,020,000                5,020,000
   Revenue, Zero Coupon, 11/15/2009

   Austin, TX, Independant School                        2,000,000                                2,000,000     1,836,020
   District, Series 1998, 5.000%,
   8/1/2015

   Austin, TX, Bergstrom Landhost                        4,000,000                                4,000,000     3,729,800
   Enterprises, Revenue, Series A,
   6.750%, 04/01/2027

   Austin, TX, Utility Systems Revenue                                   3,460,000                3,460,000
   Refunding, MBIA Insured, Series A,
   Zero Coupon, 11/15/2008

   Bexar County, TX, Health Facilities                                   3,000,000                3,000,000
   Development Corp., Baptist Health
   System, Series 1997, 6.000%,
   11/15/2012

   Bexar County, TX, Health Facilities                                   2,000,000                2,000,000
   Development Corp., Baptist Health
   System, Series 1997A, 6.000%,
   11/15/2011

   Brownsville, TX, Utility System                                       4,085,000                4,085,000
   Revenue, AMBAC Insured, 6.250%,
   9/1/2010

   Cedar Hill, TX , Zero Coupon, Series                                  1,500,000                1,500,000
   1996, 08/15/2009

   Cedar Hill, TX , Zero Coupon, Series                                  3,130,000                3,130,000
   1996, 08/15/2010

   Conroe Texas, Independant School                      1,250,000                                1,250,000     1,237,125
   District, 5.500%, 02/15/2013

   Dallas-Fort Worth, TX, Airport                        4,500,000                                4,500,000     5,023,575
   Revenue, 7.375%, 11/01/2009

   Dallas-Fort Worth, TX, Airport                       14,250,000                               14,250,000    14,799,195





                                                AARP Insured       Scudder     Pro Forma
                                              Tax Free General  Ohio Tax Free   Combined
                                                Bond Market      Fund Market     Market
                                                  Value($)         Value($)    Value($)(1)
                                             --------------------------------------------
   Authority, Refunding Revenue, 1993
   Series B, MBIA Insured, 5.250%,
   5/15/2015

   Rhode Island Depositors Economic                 6,529,096                  6,529,096
   Protection Corp., Special Obligation,
   Series B, MBIA, 5.800%, 08/01/2010

   Rhode Island Depositors Economic                 4,740,843                  4,740,843
   Protection Corp., Special Obligation,
   Series B, MBIA, 5.800%, 08/01/2011

   Rhode Island Depositors Economic                 2,602,800                  2,602,800
   Protection Corp., Special Obligation,
   Series B, MBIA, 5.800%, 08/01/2012

   Rhode Island Depositors Economic                 7,585,670                  7,585,670
   Protection Corp., Special Obligation,
   Series B, MBIA, 5.800%, 08/01/2013

SOUTH CAROLINA

   Piedmont, SC, Municipal Power Agency,              870,114                    870,114
   Electric Revenue, Series 1993, ETM,
   MBIA Insured, 5.500%, 01/01/2008

   Piedmont, SC, Municipal Power Agency,            2,220,879                  2,220,879
   Electric Revenue, Series 1993, ETM,
   MBIA Insured, 5.500%, 01/01/2012

   Piedmont, SC, Municipal Power Agency,              466,464                    466,464
   Electric Revenue, Series 1991 A, ETM,
   FGIC Insured, 6.500%, 01/01/2016

   Piedmont, SC, Municipal Power Agency,            2,780,326                  2,780,326
   Electric Revenue, MBIA Insured,
   5.500%, 01/01/2012

TENNESSEE

   Knox County, TN, Health & Educational           15,657,642                 15,657,642
   Hospital Facilities Board, Fort
   Sanders Alliance, MBIA, 5.750%,
   1/1/2011

   Knox County, TN, Health & Educational           18,049,860                 18,049,860
   Hospital Facilities Board, Fort
   Sanders Alliance, MBIA, 5.750%,
   1/1/2012

   Knox County, TN, Health, Education and           1,994,060                  1,994,060
   Housing Facilities Board, MBIA
   insured, 5.750%, 01/01/2014

   Knox County, TN, Health & Educational            4,197,680                  4,197,680
   Facilities Board, Fort Sanders
   Alliance, MBIA, 6.250%, 01/01/2013

   Knox County, TN, Health, Education &             4,282,725                  7,994,420
   Housing Facilities Board, Hospital
   Facilities Revenue, Fort Sanders
   Alliance, 7.250%, 01/01/2009

TEXAS

   Austin, TX, Combined Utility System              2,916,570                  2,916,570
   Revenue, Zero Coupon, 11/15/2009

   Austin, TX, Independant School                                              1,836,020
   District, Series 1998, 5.000%,
   8/1/2015

   Austin, TX, Bergstrom Landhost                                              3,729,800
   Enterprises, Revenue, Series A,
   6.750%, 04/01/2027

   Austin, TX, Utility Systems Revenue              2,134,993                  2,134,993
   Refunding, MBIA Insured, Series A,
   Zero Coupon, 11/15/2008

   Bexar County, TX, Health Facilities              3,095,880                  3,095,880
   Development Corp., Baptist Health
   System, Series 1997, 6.000%,
   11/15/2012

   Bexar County, TX, Health Facilities              2,076,440                  2,076,440
   Development Corp., Baptist Health
   System, Series 1997A, 6.000%,
   11/15/2011

   Brownsville, TX, Utility System                  4,377,118                  4,377,118
   Revenue, AMBAC Insured, 6.250%,
   9/1/2010

   Cedar Hill, TX , Zero Coupon, Series               883,335                    883,335
   1996, 08/15/2009

   Cedar Hill, TX , Zero Coupon, Series             1,727,979                  1,727,979
   1996, 08/15/2010

   Conroe Texas, Independant School                                            1,237,125
   District, 5.500%, 02/15/2013

   Dallas-Fort Worth, TX, Airport                                              5,023,575
   Revenue, 7.375%, 11/01/2009

   Dallas-Fort Worth, TX, Airport                                             14,799,195

                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
   Revenue, American Airlines, AMT,
   7.500%, 11/01/2025

   Dallas-Fort Worth, TX, Airport                       2,390,000                                  2,390,000     2,713,941
   Revenue, 7.800%, 11/01/2007

   Dallas, TX, Housing Finance Corp.,                                   6,535,000                  6,535,000
   Single Family Mortgage Revenue, MBIA,
   Zero Coupon, 10/01/2016

   Dallas-Fort Worth, TX, Airport                                       4,500,000                  4,500,000
   Revenue, FGIC, 7.375%, 11/01/2008

   Dallas-Fort Worth, TX, Airport                                       3,500,000                  3,500,000
   Revenue, FGIC, 7.375%, 11/01/2010

   Dallas-Fort Worth, TX, Airport                                       1,000,000                  1,000,000
   Revenue, FGIC, 7.750%, 11/01/2003

   Dallas-Fort Worth, TX, Airport                                       2,000,000                  2,000,000
   Revenue, FGIC, 7.800%, 11/01/2005

   Dallas-Fort Worth, TX, Airport                                       2,025,000                  2,025,000
   Revenue, FGIC, 7.800%, 11/01/2006

   Harris County, TX , Health Facilities                                2,965,000                  2,965,000
   Development, MBIA Insured, 6.250%,
   5/15/2009

   Harris County, TX, General Obligation,                               1,000,000                  1,000,000
   Flood Control District, MBIA, Zero
   Coupon, 10/01/2000

   Harris County, TX, General Obligation,                               4,025,000                  4,025,000
   Toll Road Authority, Subordinate Lien,
   Series A, Zero Coupon, 08/15/2005

   Harris County, TX, General                                           2,050,000                  2,050,000
   Obligation,Toll Road Authority,
   Subordinate Lien, Unlimited Tax,
   Series A, Zero Coupon, 08/15/2004

   Harris County, TX, General Obligation,                               9,035,000                  9,035,000
   Capital Appreciation Bond, Zero
   Coupon, FGIC, 10/01/2006

   Harris County, TX, Health Facilities ,                               2,785,000                  2,785,000
   Texas Medical Center Project, MBIA
   Insured, 6.250%, 05/15/2008

   Harris County, TX, Toll Road                                         4,010,000                  4,010,000
   Authority, Toll Road Revenue,
   Subordinate Lien, Series A, Zero
   Coupon, 08/15/2006

   Harris County, TX, Toll Road                         4,050,000                                  4,050,000     3,196,139
   Authority, Zero Coupon, 08/15/2004

   Harris County, TX, AMT, Series 1998,                 3,070,000                                  3,070,000     3,128,913
   5.500%, 08/15/2006

   Harris County, TX, Health Facilities,                3,000,000                                  3,000,000     3,183,060
   Texas Medical Center Project, Series
   1996, 6.250%, 05/15/2010

   Houston, TX, Water and Sewer System                 15,000,000                                 15,000,000    11,032,200
   Authority, Series C, Zero Coupon,
   12/1/2005

   Houston, TX, Water and Sewer System                  3,400,000                                  3,400,000     2,225,232
   Authority, Series C, Zero Coupon,
   12/1/2007

   Houston, TX, Water Conveyance System                 2,500,000                                  2,500,000     2,650,075
   Contract, Certificate of
   Participation, Series J, 6.125%,
   12/15/2005

   Houston, TX, Water & Sewer System                                    14,575,000                14,575,000
   Authority, Series C, AMBAC, Zero
   Coupon, 12/01/2006

   Houston, TX, Water & Sewer System                                    19,000,000                19,000,000
   Authority, Series C, AMBAC, Zero
   Coupon, 12/01/2008

   Houston, TX, Water & Sewer System                                    14,750,000                14,750,000
   Authority, Series C, Zero Coupon,
   AMBAC, 12/01/2009

   Houston, TX, Water & Sewer System                                     5,000,000                 5,000,000
   Authority, Zero Coupon, AMBAC Insured,
   12/1/2010

   Houston, TX, Water & Sewer System                                     3,350,000                 3,350,000
   Authority, Zero Coupon, AMBAC Insured,
   Series 1991C, 12/01/2012

   Hurst Euless Bedford, TX, Independent                                 4,925,000                 4,925,000
   School District,Capital Appreciation
   Refunding, Series 1994, Zero Coupon,
   8/15/2009

   Laredo TX, Independent School                                        2,465,000                  2,465,000
   District, 6.000%, 08/01/2011

   Lower Colorado River Authority, TX,                  8,900,000                                  8,900,000     7,659,073
   Refunding, Zero Coupon, 01/01/2003

   Lower Colorado River Authority, TX,                  5,000,000                                  5,000,000     5,250,950





                                                 AARP Insured       Scudder      Pro Forma
                                               Tax Free General  Ohio Tax Free   Combined
                                                 Bond Market      Fund Market     Market
                                                   Value($)         Value($)    Value($)(1)
                                              ---------------------------------------------
   Revenue, American Airlines, AMT,
   7.500%, 11/01/2025

   Dallas-Fort Worth, TX, Airport                                                2,713,941
   Revenue, 7.800%, 11/01/2007

   Dallas, TX, Housing Finance Corp.,               1,159,505                    1,159,505
   Single Family Mortgage Revenue, MBIA,
   Zero Coupon, 10/01/2016

   Dallas-Fort Worth, TX, Airport                   5,023,575                    5,023,575
   Revenue, FGIC, 7.375%, 11/01/2008

   Dallas-Fort Worth, TX, Airport                   3,892,175                    3,892,175
   Revenue, FGIC, 7.375%, 11/01/2010

   Dallas-Fort Worth, TX, Airport                   1,111,220                    1,111,220
   Revenue, FGIC, 7.750%, 11/01/2003

   Dallas-Fort Worth, TX, Airport                   2,267,420                    2,267,420
   Revenue, FGIC, 7.800%, 11/01/2005

   Dallas-Fort Worth, TX, Airport                   2,299,469                    2,299,469
   Revenue, FGIC, 7.800%, 11/01/2006

   Harris County, TX , Health Facilities            3,157,784                    3,157,784
   Development, MBIA Insured, 6.250%,
   5/15/2009

   Harris County, TX, General Obligation,             963,190                      963,190
   Flood Control District, MBIA, Zero
   Coupon, 10/01/2000

   Harris County, TX, General Obligation,           3,004,622                    3,004,622
   Toll Road Authority, Subordinate Lien,
   Series A, Zero Coupon, 08/15/2005

   Harris County, TX, General                       1,617,799                    1,617,799
   Obligation,Toll Road Authority,
   Subordinate Lien, Unlimited Tax,
   Series A, Zero Coupon, 08/15/2004

   Harris County, TX, General Obligation,           6,328,566                    6,328,566
   Capital Appreciation Bond, Zero
   Coupon, FGIC, 10/01/2006

   Harris County, TX, Health Facilities ,           2,966,805                    2,966,805
   Texas Medical Center Project, MBIA
   Insured, 6.250%, 05/15/2008

   Harris County, TX, Toll Road                     2,827,331                    2,827,331
   Authority, Toll Road Revenue,
   Subordinate Lien, Series A, Zero
   Coupon, 08/15/2006

   Harris County, TX, Toll Road                                                  3,196,139
   Authority, Zero Coupon, 08/15/2004

   Harris County, TX, AMT, Series 1998,                                          3,128,913
   5.500%, 08/15/2006

   Harris County, TX, Health Facilities,                                         3,183,060
   Texas Medical Center Project, Series
   1996, 6.250%, 05/15/2010

   Houston, TX, Water and Sewer System                                          11,032,200
   Authority, Series C, Zero Coupon,
   12/1/2005

   Houston, TX, Water and Sewer System                                           2,225,232
   Authority, Series C, Zero Coupon,
   12/1/2007

   Houston, TX, Water Conveyance System                                          2,650,075
   Contract, Certificate of
   Participation, Series J, 6.125%,
   12/15/2005

   Houston, TX, Water & Sewer System               10,121,900                   10,121,900
   Authority, Series C, AMBAC, Zero
   Coupon, 12/01/2006

   Houston, TX, Water & Sewer System               11,696,210                   11,696,210
   Authority, Series C, AMBAC, Zero
   Coupon, 12/01/2008

   Houston, TX, Water & Sewer System                8,548,953                    8,548,953
   Authority, Series C, Zero Coupon,
   AMBAC, 12/01/2009

   Houston, TX, Water & Sewer System                2,716,000                    2,716,000
   Authority, Zero Coupon, AMBAC Insured,
   12/1/2010

   Houston, TX, Water & Sewer System                1,589,073                    1,589,073
   Authority, Zero Coupon, AMBAC Insured,
   Series 1991C, 12/01/2012

   Hurst Euless Bedford, TX, Independent            2,900,283                    2,900,283
   School District,Capital Appreciation
   Refunding, Series 1994, Zero Coupon,
   8/15/2009

   Laredo TX, Independent School                    2,571,981                    2,571,981
   District, 6.000%, 08/01/2011

   Lower Colorado River Authority, TX,                                           7,659,073
   Refunding, Zero Coupon, 01/01/2003

   Lower Colorado River Authority, TX,                                           5,250,950

                                                     Scudder                         Scudder
                                                     Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                   Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                  Principal Amount   General Bond   Principal   Principal     Bond Market
                                                       ($)             Principal    Amount($)   Amount($)       Value($)
                                                  ---------------------------------------------------------------------------
   6.000%, 05/15/2010

   Lubbock, TX, Health Facilities                                       3,945,000                   3,945,000
   Development Corp., Methodist Hospital,
   Series B, AMBAC, 5.500%, 12/01/2006

   Lubbock, TX, Health Facilities                                       2,415,000                   2,415,000
   Development Corp., Methodist Hospital,
   Series B, AMBAC, 5.600%, 12/01/2007

   Lubbock, TX, Health Facilities                                       4,400,000                   4,400,000
   Development Corp., Methodist Hospital,
   Series B, AMBAC, 5.625%, 12/01/2008

   Lubbock, TX, Health Facilities                                       4,640,000                   4,640,000
   Development Corporation, Series B,,
   5.625%, 12/01/2009

   Montgomery County, TX, Prerefunded,                                    800,000                     800,000
   Capital Appreciation, Zero Coupon,
   9/1/2003

   Montgomery County, TX, Prerefunded,                                    795,000                     795,000
   Capital Appreciation, Zero Coupon,
   9/1/2004

   Montgomery County, TX, Unrefunded                                    2,675,000                   2,675,000
   Balance, Capital Appreciation, Zero
   Coupon, 09/01/2003

   Montgomery County, TX, Unrefunded                                    2,680,000                   2,680,000
   Balance, Capital Appreciation, Zero
   Coupon, 09/01/2004

   Montgomery County, TX, Unrefunded                                    2,790,000                   2,790,000
   Balance, Capital Appreciation, Zero
   Coupon, 09/01/2005

   Montgomery County, TX,Prerefunded,                                     685,000                     685,000
   Capital Appreciation, Zero Coupon,
   9/1/2005

   Northeast, TX, Hospital Authority,                                   2,180,000                   2,180,000
   Revenue Refunding, Northeast Medical
   Center, Series 1997, 6.000%,
   5/15/2010

   Northwest Texas Independent School                                   3,690,000                   3,690,000
   District, Capital Appreciation Bonds,
   Series 1991, Zero Coupon, 08/15/2010

   San Antonio, TX, Airport Systems                     1,695,000                                   1,695,000     1,801,751
   Revenue, Refunding, 7.000%, 07/01/2002

   San Antonio, TX, Electric & Gas,                                     17,900,000                 17,900,000
   Revenue Refunding, Series A, FGIC,
   Zero Coupon, 02/01/2006

   San Antonio, TX, Electric and Gas                    7,000,000       2,500,000                   9,500,000     5,369,420
   Revenue, Refunding, Series A, Zero
   Coupon, 02/01/2005

   San Antonio, TX, Electric and Gas                    5,000,000       8,000,000                  13,000,000     3,835,300
   Revenue, Refunding, Series A, Zero
   Coupon, 02/01/2005

   San Antonio, TX, Zero Coupon, FGIC                                   4,400,000                   4,400,000
   Insured, Series 1991B, 02/01/2009

   San Antonio, TX, Hotel Revenue, FGIC                                 2,000,000                   2,000,000
   Insured, Series 1996, 6.000%,
   8/15/2006

   San Antonio, TX, Electric & Gas,                                     3,000,000                   3,000,000
   Revenue, Series A, 5.250%, 02/01/2012

   State of Texas, General Obligation,                                  7,540,000                   7,540,000
   Capital Appreciation, Prerefunded,
   Series C, 04/01/2005

   State of Texas, General Obligation,                                    850,000                     850,000
   Capital Appreciation, Series C,
   4/1/2005

   State of Texas, General Obligation,                                  7,385,000                   7,385,000
   Capital Appreciation Bond, Super
   Collider, Series C, Zero Coupon, FGIC,
   4/1/2006

   Tarrant County, TX, Health Facilities                                4,615,000                   4,615,000
   Development Corp., Hospital Refunding
   Revenue, Fort Worth Osteopathic
   Hospital, MBIA, 6.000%, 05/15/2011

   Tarrant County, TX, Health Facilities                                6,235,000                   6,235,000
   Development Corp., Hospital Refunding
   Revenue, Fort-Worth Osteopathic
   Hospital, MBIA, 6.000%, 05/15/2021

   Texas Municipal Power Agency, MBIA,                                  9,250,000                   9,250,000
   6.100%, 09/01/2007

   Texas Municipal Power Agency, MBIA,                                  4,435,000                   4,435,000
   6.100%, 09/01/2009

   Texas Public Finance Authority,                                      13,915,000                 13,915,000
   Building Authority, Zero Coupon, MBIA,
   2/1/2006

   Texas Public Finance Authority,                                      5,190,000                   5,190,000





                                                  AARP Insured      Scudder      Pro Forma
                                                Tax Free General  Ohio Tax Free   Combined
                                                  Bond Market      Fund Market     Market
                                                    Value($)         Value($)    Value($)(1)
                                               --------------------------------------------
   6.000%, 05/15/2010

   Lubbock, TX, Health Facilities                     4,085,126                  4,085,126
   Development Corp., Methodist Hospital,
   Series B, AMBAC, 5.500%, 12/01/2006

   Lubbock, TX, Health Facilities                     2,516,841                  2,516,841
   Development Corp., Methodist Hospital,
   Series B, AMBAC, 5.600%, 12/01/2007

   Lubbock, TX, Health Facilities                     4,588,892                  4,588,892
   Development Corp., Methodist Hospital,
   Series B, AMBAC, 5.625%, 12/01/2008

   Lubbock, TX, Health Facilities                     4,826,296                  4,826,296
   Development Corporation, Series B,,
   5.625%, 12/01/2009

   Montgomery County, TX, Prerefunded,                  667,072                    667,072
   Capital Appreciation, Zero Coupon,
   9/1/2003

   Montgomery County, TX, Prerefunded,                  628,384                    628,384
   Capital Appreciation, Zero Coupon,
   9/1/2004

   Montgomery County, TX, Unrefunded                  2,225,520                  2,225,520
   Balance, Capital Appreciation, Zero
   Coupon, 09/01/2003

   Montgomery County, TX, Unrefunded                  2,110,339                  2,110,339
   Balance, Capital Appreciation, Zero
   Coupon, 09/01/2004

   Montgomery County, TX, Unrefunded                  2,078,048                  2,078,048
   Balance, Capital Appreciation, Zero
   Coupon, 09/01/2005

   Montgomery County, TX,Prerefunded,                   512,531                    512,531
   Capital Appreciation, Zero Coupon,
   9/1/2005

   Northeast, TX, Hospital Authority,                 2,266,263                  2,266,263
   Revenue Refunding, Northeast Medical
   Center, Series 1997, 6.000%,
   5/15/2010

   Northwest Texas Independent School                 2,037,138                  2,037,138
   District, Capital Appreciation Bonds,
   Series 1991, Zero Coupon, 08/15/2010

   San Antonio, TX, Airport Systems                                              1,801,751
   Revenue, Refunding, 7.000%, 07/01/2002

   San Antonio, TX, Electric & Gas,                  13,038,897                 13,038,897
   Revenue Refunding, Series A, FGIC,
   Zero Coupon, 02/01/2006

   San Antonio, TX, Electric and Gas                  1,917,650                  7,287,070
   Revenue, Refunding, Series A, Zero
   Coupon, 02/01/2005

   San Antonio, TX, Electric and Gas                  6,136,480                  9,971,780
   Revenue, Refunding, Series A, Zero
   Coupon, 02/01/2005

   San Antonio, TX, Zero Coupon, FGIC                 2,679,776                  2,679,776
   Insured, Series 1991B, 02/01/2009

   San Antonio, TX, Hotel Revenue, FGIC               2,116,200                  2,116,200
   Insured, Series 1996, 6.000%,
   8/15/2006

   San Antonio, TX, Electric & Gas,                   2,920,470                  2,920,470
   Revenue, Series A, 5.250%, 02/01/2012

   State of Texas, General Obligation,                5,759,504                  5,759,504
   Capital Appreciation, Prerefunded,
   Series C, 04/01/2005

   State of Texas, General Obligation,                  646,544                    646,544
   Capital Appreciation, Series C,
   4/1/2005

   State of Texas, General Obligation,                5,340,906                  5,340,906
   Capital Appreciation Bond, Super
   Collider, Series C, Zero Coupon, FGIC,
   4/1/2006

   Tarrant County, TX, Health Facilities              4,842,289                  4,842,289
   Development Corp., Hospital Refunding
   Revenue, Fort Worth Osteopathic
   Hospital, MBIA, 6.000%, 05/15/2011

   Tarrant County, TX, Health Facilities              6,227,269                  6,227,269
   Development Corp., Hospital Refunding
   Revenue, Fort-Worth Osteopathic
   Hospital, MBIA, 6.000%, 05/15/2021

   Texas Municipal Power Agency, MBIA,                9,875,300                  9,875,300
   6.100%, 09/01/2007

   Texas Municipal Power Agency, MBIA,                4,788,647                  4,788,647
   6.100%, 09/01/2009

   Texas Public Finance Authority,                   10,086,844                 10,086,844
   Building Authority, Zero Coupon, MBIA,
   2/1/2006

   Texas Public Finance Authority,                    5,569,493                  5,569,493

                                                      Scudder                        Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma       Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined    Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal     Bond Market
                                                        ($)             Principal    Amount($)   Amount($)       Value($)
                                                   ---------------------------------------------------------------------------
   Building Authority, Series B, AMBAC,
   6.250%, 02/01/2008

   Texas Municipal Power Agency, Series                 5,150,000                                   5,150,000     2,477,923
   1989, 09/01/2012

   Travis County, TX, Health Facilities                 1,720,000                                   1,720,000     1,770,448
   Development Corp., Ascension Health,
   Inverse Floating Rate Note, 7.320%,
   11/15/2011

   Travis County, TX, Health Facilities                 1,390,000                                   1,390,000     1,447,671
   Development Corp., Ascension Health,
   Inverse Floating Rate Note, Series
   1999A, 8.290%, 11/15/2015

   Travis County, TX, Health Facilities                 6,885,000                                   6,885,000     7,137,266
   Development Corp., Ascension Health,
   Inverse Floating Rate Note, 8.320%,
   11/15/2016

   Trinity River, Texas, Wastewater                                     6,040,000                   6,040,000
   Systems Revenue, Series B, 5.250%,
   8/1/2012

UTAH

   Associated Municipal Power System, UT,                               2,755,000                   2,755,000
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2000

   Associated Municipal Power System, UT,                               5,200,000                   5,200,000
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2002

   Associated Municipal Power System, UT,                               5,895,000                   5,895,000
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2004

   Associated Municipal Power System, UT,                               5,900,000                   5,900,000
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2005

   Associated Municipal Power System, UT,                               5,895,000                   5,895,000
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2006

   Associated Municipal Power System, UT,                               3,750,000                   3,750,000
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2007

   Intermountain Power Agency, UT, Power                                1,000,000                   1,000,000
   Supply Revenue, Series A, MBIA, Zero
   Coupon, 07/01/2003

   Intermountain Power Agency, UT, Power                                1,730,000                   1,730,000
   Supply Revenue, Series A, MBIA, Zero
   Coupon, 07/01/2004

   Intermountain Power Agency, UT, Power                                8,230,000                   8,230,000
   Supply Revenue, Series B, Zero Coupon,
   7/1/2002

   Intermountain Power Agency, UT, Power                3,000,000       7,000,000                  10,000,000     3,002,640
   Supply Revenue, Series 1993, 5.550%,
   7/1/2011

   Intermountain Power Agency, UT, Power                                4,000,000                   4,000,000
   Supply Revenue, Series A, 6.500%,
   7/1/2008

   Intermountain Power Supply Agency, UT,                               1,655,000                   1,655,000
   Power Supply Revenue, Series A, AMBAC,
   Zero Coupon, 07/01/2002

   Intermountain Power Supply Agency, UT,                               1,000,000                   1,000,000
   Power Supply Revenue, FGIC, 5.000%,
   7/1/2012

   Intermountain Power Agency, UT, Power                4,000,000                                   4,000,000     3,769,200
   Supply Revenue, Series C, 5.250%,
   7/1/2014

   Provo, UT, Electric System Revenue,                                  1,800,000                   1,800,000
   ETM, AMBAC, 10.375%, 09/15/2015

   Salt Lake City, UT, Hospital Revenue,                1,500,000                                   1,500,000     1,575,120
   Intermountain Health Care, Inversed
   Inflow, 5.660%, 02/15/2012

VIRGINIA

   Roanoke, VA, Industrial Development                                  5,500,000                   5,500,000
   Authority, Roanoke Memorial Hospital,
   Series B, MBIA, 6.125%, 07/01/2017

   Southeastern Public Service Authority,                               7,380,000                   7,380,000
   VA, Refunding Revenue, Series A, MBIA,
   5.250%, 07/01/2010

   Virginia Beach, VA, Development                                      1,595,000                   1,595,000
   Authority, Virginia Beach General
   Hospital Project, AMBAC, 6.000%,
   2/15/2011

   Virginia Beach, VA, Development                      3,000,000                                   3,000,000     2,695,200
   Authority, VA Beach General Hospital
   Project, 5.125%, 02/15/2018

   Winchester County, VA, Industrial                                    5,700,000                   5,700,000





                                                  AARP Insured       Scudder     Pro Forma
                                                Tax Free General  Ohio Tax Free   Combined
                                                  Bond Market      Fund Market     Market
                                                    Value($)         Value($)    Value($)(1)
                                               --------------------------------------------
   Building Authority, Series B, AMBAC,
   6.250%, 02/01/2008

   Texas Municipal Power Agency, Series                                          2,477,923
   1989, 09/01/2012

   Travis County, TX, Health Facilities                                          1,770,448
   Development Corp., Ascension Health,
   Inverse Floating Rate Note, 7.320%,
   11/15/2011

   Travis County, TX, Health Facilities                                          1,447,671
   Development Corp., Ascension Health,
   Inverse Floating Rate Note, Series
   1999A, 8.290%, 11/15/2015

   Travis County, TX, Health Facilities                                          7,137,266
   Development Corp., Ascension Health,
   Inverse Floating Rate Note, 8.320%,
   11/15/2016

   Trinity River, Texas, Wastewater                  5,880,786                   5,880,786
   Systems Revenue, Series B, 5.250%,
   8/1/2012

UTAH

   Associated Municipal Power System, UT,            2,681,111                   2,681,111
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2000

   Associated Municipal Power System, UT,            4,590,508                   4,590,508
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2002

   Associated Municipal Power System, UT,            4,680,335                   4,680,335
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2004

   Associated Municipal Power System, UT,            4,431,549                   4,431,549
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2005

   Associated Municipal Power System, UT,            4,182,620                   4,182,620
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2006

   Associated Municipal Power System, UT,            2,508,488                   2,508,488
   Hunter Project, Refunding Revenue,
   AMBAC, Zero Coupon, 07/01/2007

   Intermountain Power Agency, UT, Power               838,640                     838,640
   Supply Revenue, Series A, MBIA, Zero
   Coupon, 07/01/2003

   Intermountain Power Agency, UT, Power             1,373,534                   1,373,534
   Supply Revenue, Series A, MBIA, Zero
   Coupon, 07/01/2004

   Intermountain Power Agency, UT, Power             7,265,362                   7,265,362
   Supply Revenue, Series B, Zero Coupon,
   7/1/2002

   Intermountain Power Agency, UT, Power             7,006,160                  10,008,800
   Supply Revenue, Series 1993, 5.550%,
   7/1/2011

   Intermountain Power Agency, UT, Power             4,364,760                   4,364,760
   Supply Revenue, Series A, 6.500%,
   7/1/2008

   Intermountain Power Supply Agency, UT,            1,461,017                   1,461,017
   Power Supply Revenue, Series A, AMBAC,
   Zero Coupon, 07/01/2002

   Intermountain Power Supply Agency, UT,              945,120                     945,120
   Power Supply Revenue, FGIC, 5.000%,
   7/1/2012

   Intermountain Power Agency, UT, Power                                         3,769,200
   Supply Revenue, Series C, 5.250%,
   7/1/2014

   Provo, UT, Electric System Revenue,               2,475,216                   2,475,216
   ETM, AMBAC, 10.375%, 09/15/2015

   Salt Lake City, UT, Hospital Revenue,                                         1,575,120
   Intermountain Health Care, Inversed
   Inflow, 5.660%, 02/15/2012

VIRGINIA

   Roanoke, VA, Industrial Development               5,658,565                   5,658,565
   Authority, Roanoke Memorial Hospital,
   Series B, MBIA, 6.125%, 07/01/2017

   Southeastern Public Service Authority,            7,290,481                   7,290,481
   VA, Refunding Revenue, Series A, MBIA,
   5.250%, 07/01/2010

   Virginia Beach, VA, Development                   1,684,655                   1,684,655
   Authority, Virginia Beach General
   Hospital Project, AMBAC, 6.000%,
   2/15/2011

   Virginia Beach, VA, Development                                               2,695,200
   Authority, VA Beach General Hospital
   Project, 5.125%, 02/15/2018

   Winchester County, VA, Industrial                 5,539,716                   5,539,716

                                                     Scudder                        Scudder
                                                     Managed         AARP Insured   Ohio Tax    Pro Forma        Scudder
                                                   Muncipal Bond       Tax Free     Free Fund   Combined     Managed Municpal
                                                  Principal Amount   General Bond   Principal   Principal      Bond Market
                                                       ($)             Principal    Amount($)   Amount($)        Value($)
                                                  ----------------------------------------------------------------------------
   Development Authority, Hospital
   Revenue, AMBAC, 6.000%, 01/01/2015

VIRGIN ISLANDS

   Virgin Islands Public Financial                      1,500,000                     1,000,000     2,500,000      1,652,400
   Authority Revenue, Series A,
   Prerefunded 10/01/2002, 7.250%,
   10/1/2018

   Virgin Islands, Public Finance                       1,500,000                                   1,500,000      1,489,500
   Authority, Matching Fund Loan Notes,
   Senior Lien, Series C, 5.500%,
   10/1/2008

WASHINGTON

   Clark County, WA, Public Utility                                     7,500,000                   7,500,000
   District #1, FGIC insured, 6.000%,
   1/1/2006

   Clark County, WA, Public Utility                                     2,200,000                   2,200,000
   District, FGIC Insured, Series 1995,
   6.000%, 01/01/2008

   Cowlitz County, WA, General                          1,560,000                                   1,560,000      1,495,198
   Obligation, Series 1999, 5.500%,
   11/1/2016

   King & Snohomish Counties, WA, General                               1,650,000                   1,650,000
   Obligation, School District #417,
   FGIC, 5.600%, 12/01/2010

   King County, WA, Public Hospital                                     3,500,000                   3,500,000
   District #1, Valley Medical Center,
   Series 1992, AMBAC, 5.500%, 09/01/2017

   Seattle, WA, General Obligation,                     6,200,000                                   6,200,000      6,064,964
   Library Facilities, Series A, 5.375%,
   12/1/2013

   Snohomish County, WA, School District                                3,325,000                   3,325,000
   #6, FGIC, 6.500%, 12/01/2007

   State of Washington, General                                         2,625,000                   2,625,000
   Obligation Series AT-5, MBIA Insured,
   Zero Coupon, 08/01/2010

   Washington Health Care Facilities                    2,645,000                                   2,645,000      2,709,723
   Authority, Franciscan Health System -
   St. Joseph's Hospital, 5.400%,
   1/1/2008

                                                        2,000,000                                   2,000,000      2,052,420
   Washington Health Care Facilities
   Authority, Franciscan Health System -
   St. Joseph's Hospital, 5.400%,
   1/1/2007

   Washington Health Care Facilities                    4,865,000                                   4,865,000      5,051,524
   Authority, Empire Health
   Services-Spokane, 5.800%, 11/01/2008

   Washington Health Care Facilities                                    2,155,000                   2,155,000
   Authority, Empire Health
   Services-Spokane, MBIA, 5.650%,
   11/1/2005

   Washington Health Care Facilities                                    3,440,000                   3,440,000
   Authority, Empire Health
   Services-Spokane, MBIA, 5.700%,
   11/1/2006

   Washington Health Care Facilities                                    7,350,000                   7,350,000
   Authority, Empire Health
   Services-Spokane, MBIA, 5.750%,
   11/1/2007

   Washington Health Care Facilities                                    4,595,000                   4,595,000
   Authority, Empire Health
   Services-Spokane, MBIA, 5.800%,
   11/1/2009

   Washington Health Care Facilities                                    2,100,000                   2,100,000
   Authority, Empire Health
   Services-Spokane, MBIA, 5.800%,
   11/1/2010

   Washington Public Power Supply System                7,000,000                                   7,000,000      7,390,740
   Nuclear Project No. 2, Refunding ,
   Series A, 6.0%, 07/01/2007

   Washington Public Power Supply System,               8,570,000                                   8,570,000      5,719,875
   Nuclear Project No. 1, Refunding,
   Series A, Zero Coupon, 07/01/2007

   Washington Public Power Supply System,               5,555,000                                   5,555,000     3,933,662
   Nuclear Project No. 3, Refunding,
   Series B, Zero Coupon, 07/01/2006

   Washington Public Power Supply System,              11,925,000                                  11,925,000     10,519,043
   Nuclear Project No. 3, Refunding,
   Series B, Zero Coupon, 07/01/2002

   Washington Public Power Supply System,               3,000,000                                   3,000,000      3,090,930
   Nuclear Project No. 3, Refunding,
   Series 1993 B, 5.650%, 07/01/2008

   Washington Public Power Supply System,              12,350,000                                  12,350,000     14,137,786
   Nuclear Project No. 1, Refunding,
   Series 1990 B, 7.250%, 07/01/2009

   Washington Public Power Supply System,               7,000,000                                   7,000,000      7,820,470
   Nuclear Project No. 2, Refunding,





                                                 AARP Insured      Scudder      Pro Forma
                                               Tax Free General Ohio Tax Free   Combined
                                                 Bond Market     Fund Market     Market
                                                   Value($)        Value($)    Value($)(1)
                                              --------------------------------------------
   Development Authority, Hospital
   Revenue, AMBAC, 6.000%, 01/01/2015

VIRGIN ISLANDS

   Virgin Islands Public Financial                                1,101,600      2,754,000
   Authority Revenue, Series A,
   Prerefunded 10/01/2002, 7.250%,
   10/1/2018

   Virgin Islands, Public Finance                                                1,489,500
   Authority, Matching Fund Loan Notes,
   Senior Lien, Series C, 5.500%,
   10/1/2008

WASHINGTON

   Clark County, WA, Public Utility                  7,893,450                   7,893,450
   District #1, FGIC insured, 6.000%,
   1/1/2006

   Clark County, WA, Public Utility                  2,315,786                   2,315,786
   District, FGIC Insured, Series 1995,
   6.000%, 01/01/2008

   Cowlitz County, WA, General                                                   1,495,198
   Obligation, Series 1999, 5.500%,
   11/1/2016

   King & Snohomish Counties, WA, General            1,695,194                   1,695,194
   Obligation, School District #417,
   FGIC, 5.600%, 12/01/2010

   King County, WA, Public Hospital                  3,280,515                   3,280,515
   District #1, Valley Medical Center,
   Series 1992, AMBAC, 5.500%, 09/01/2017

   Seattle, WA, General Obligation,                                              6,064,964
   Library Facilities, Series A, 5.375%,
   12/1/2013

   Snohomish County, WA, School District             3,625,613                   3,625,613
   #6, FGIC, 6.500%, 12/01/2007

   State of Washington, General                      1,452,281                   1,452,281
   Obligation Series AT-5, MBIA Insured,
   Zero Coupon, 08/01/2010

   Washington Health Care Facilities                                             2,709,723
   Authority, Franciscan Health System -
   St. Joseph's Hospital, 5.400%,
   1/1/2008

                                                                                 2,052,420
   Washington Health Care Facilities
   Authority, Franciscan Health System -
   St. Joseph's Hospital, 5.400%,
   1/1/2007

   Washington Health Care Facilities                                             5,051,524
   Authority, Empire Health
   Services-Spokane, 5.800%, 11/01/2008

   Washington Health Care Facilities                 2,231,416                   2,231,416
   Authority, Empire Health
   Services-Spokane, MBIA, 5.650%,
   11/1/2005

   Washington Health Care Facilities                 3,568,484                   3,568,484
   Authority, Empire Health
   Services-Spokane, MBIA, 5.700%,
   11/1/2006

   Washington Health Care Facilities                 7,631,432                   7,631,432
   Authority, Empire Health
   Services-Spokane, MBIA, 5.750%,
   11/1/2007

   Washington Health Care Facilities                 4,753,573                   4,753,573
   Authority, Empire Health
   Services-Spokane, MBIA, 5.800%,
   11/1/2009

   Washington Health Care Facilities                 2,165,499                   2,165,499
   Authority, Empire Health
   Services-Spokane, MBIA, 5.800%,
   11/1/2010

   Washington Public Power Supply System                                         7,390,740
   Nuclear Project No. 2, Refunding ,
   Series A, 6.0%, 07/01/2007

   Washington Public Power Supply System,                                        5,719,875
   Nuclear Project No. 1, Refunding,
   Series A, Zero Coupon, 07/01/2007

   Washington Public Power Supply System,                                        3,933,662
   Nuclear Project No. 3, Refunding,
   Series B, Zero Coupon, 07/01/2006

   Washington Public Power Supply System,                                       10,519,043
   Nuclear Project No. 3, Refunding,
   Series B, Zero Coupon, 07/01/2002

   Washington Public Power Supply System,                                        3,090,930
   Nuclear Project No. 3, Refunding,
   Series 1993 B, 5.650%, 07/01/2008

   Washington Public Power Supply System,                                       14,137,786
   Nuclear Project No. 1, Refunding,
   Series 1990 B, 7.250%, 07/01/2009

   Washington Public Power Supply System,                                        7,820,470
   Nuclear Project No. 2, Refunding,

                                                      Scudder                         Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma        Scudder
                                                    Muncipal Bond       Tax Free     Free Fund   Combined     Managed Municpal
                                                   Principal Amount   General Bond   Principal   Principal      Bond Market
                                                        ($)             Principal    Amount($)   Amount($)        Value($)
                                                   ----------------------------------------------------------------------------
   Series A, 7.250%, 07/01/2006

   Washington Public Power Supply System,                 750,000                                     750,000       778,920
   Nuclear Project No. 3, Refunding,
   Series B, 7.375%, 07/01/2004

   Washington Public Power Supply                       1,380,000                                   1,380,000       977,219
   System,, Nuclear Project No. 3,
   Refunding, Series A, Zero Coupon,
   7/1/2006

   Washington Public Power Supply System,                                3,625,000                  3,625,000
   Revenue Refunding, Nuclear Project #3,
   Series A, MBIA, Zero Coupon,
   7/1/2004

   Washington Public Power Supply System,                                4,125,000                  4,125,000
   Revenue Refunding, Nuclear Project #3,
   Series A, MBIA, Zero Coupon,
   7/1/2005

   Washington Public Power Supply System,                                5,000,000                  5,000,000
   Revenue Refunding, Nuclear Project #2,
   Series A, MBIA, 5.700%, 07/01/2008

   Washington Public Power Supply System,                                5,000,000                  5,000,000
   Nuclear Power Project #1, AMBAC
   Insured, 6.000%, 07/01/2008

   Washington Public Power Supply System,                                3,830,000                  3,830,000
   Revenue Refunding, Nuclear Project #1,
   Series A, FGIC, 7.000%, 07/01/2011

   Washington Public Power Supply System,                               10,000,000                 10,000,000
   Revenue Refunding, Nuclear Project #2,
   Series C, FGIC, 7.000%, 07/01/2001

   Washington Public Power Supply System,                               10,895,000                 10,895,000
   Revenue Refunding, Nuclear Project #1,
   Series B, FGIC, 7.250%, 07/01/2012

   Washington Public Power Supply System,                                2,000,000                  2,000,000
   Revenue Refunding, Nuclear Project #2,
   Series A, FGIC, 7.250%, 07/01/2003

   Washington Public Power Supply System,                                1,370,000                  1,370,000
   Revenue Refunding, Nuclear Project #2,
   Series C, FGIC, 7.375%, 07/01/2011

   Washington Public Power Supply System,                                5,860,000                  5,860,000
   Nuclear Power Project #3, Series
   1989A, MBIA/BIG Insured, 07/01/2010

   Washington Public Power Supply System,                                4,200,000                  4,200,000
   Nuclear Project #2, Series 1992A,
   MBIA/BIG Insured, Zero Coupon,
   7/1/2011

   Washington Public Power Supply System,                                2,000,000                  2,000,000
   Refunding Revenue, Nuclear Project #3,
   7.500%, 07/01/2008

WEST VIRGINIA

   West Virginia, School Building                                        4,000,000                  4,000,000
   Authority Revenue, Series B, MBIA
   Insured, 6.750%, 07/01/2010

WISCONSIN

   Kenosha, WI, General Obligation,                                      3,475,000                  3,475,000
   Series C, MBIA, Zero Coupon,
   6/1/2004

   Wisconsin Health & Educational                                        1,500,000                  1,500,000
   Facilities Authority, Aurora Medical,
   FSA Insured, 5.750%, 11/15/2007

   Wisconsin Health & Educational                                        2,000,000                  2,000,000
   Facilities Authority, Aurora Medical,
   FSA Insured, 5.750%, 11/15/2006

   Wisconsin Health & Educational                                        4,330,000                  4,330,000
   Facilities Authority, Aurora Medical,
   FSA Insured, 6.000%, 11/15/2009

   Wisconsin Health & Educational                                        4,085,000                  4,085,000
   Facilities Authority, Aurora Medical,
   FSA Insured, 6.000%, 11/15/2008

   Wisconsin Health & Educational                                        2,000,000                  2,000,000
   Facilities Authority , MBIA Insured,
   6.100%, 08/15/2009

   Wisconsin Health & Educational                                        4,580,000                  4,580,000
   Facilities Authority, Wheaton
   Franciscan Services, MBIA, 6.100%,
   8/15/2008

   Wisconsin Health & Educational                                        5,285,000                  5,285,000
   Facilities Authority, Felician
   Healthcare Inc., Series B, AMBAC,
   6.250%, 01/01/2022

   Wisconsin Health & Educational                                        9,230,000                  9,230,000
   Facilities Authority, Villa St.
   Francis Inc., Series C, AMBAC, 6.250%,





                                                  AARP Insured       Scudder     Pro Forma
                                                Tax Free General  Ohio Tax Free   Combined
                                                  Bond Market      Fund Market     Market
                                                    Value($)         Value($)    Value($)(1)
                                               ---------------------------------------------
   Series A, 7.250%, 07/01/2006

   Washington Public Power Supply System,                                           778,920
   Nuclear Project No. 3, Refunding,
   Series B, 7.375%, 07/01/2004

   Washington Public Power Supply                                                   977,219
   System,, Nuclear Project No. 3,
   Refunding, Series A, Zero Coupon,
   7/1/2006

   Washington Public Power Supply System,             2,874,118                   2,874,118
   Revenue Refunding, Nuclear Project #3,
   Series A, MBIA, Zero Coupon,
   7/1/2004

   Washington Public Power Supply System,             3,093,173                   3,093,173
   Revenue Refunding, Nuclear Project #3,
   Series A, MBIA, Zero Coupon,
   7/1/2005

   Washington Public Power Supply System,             5,168,800                   5,168,800
   Revenue Refunding, Nuclear Project #2,
   Series A, MBIA, 5.700%, 07/01/2008

   Washington Public Power Supply System,             5,272,400                   5,272,400
   Nuclear Power Project #1, AMBAC
   Insured, 6.000%, 07/01/2008

   Washington Public Power Supply System,             3,981,591                   3,981,591
   Revenue Refunding, Nuclear Project #1,
   Series A, FGIC, 7.000%, 07/01/2011

   Washington Public Power Supply System,            10,428,700                  10,428,700
   Revenue Refunding, Nuclear Project #2,
   Series C, FGIC, 7.000%, 07/01/2001

   Washington Public Power Supply System,            11,343,329                  11,343,329
   Revenue Refunding, Nuclear Project #1,
   Series B, FGIC, 7.250%, 07/01/2012

   Washington Public Power Supply System,             2,082,300                   2,082,300
   Revenue Refunding, Nuclear Project #2,
   Series A, FGIC, 7.250%, 07/01/2003

   Washington Public Power Supply System,             1,444,090                   1,444,090
   Revenue Refunding, Nuclear Project #2,
   Series C, FGIC, 7.375%, 07/01/2011

   Washington Public Power Supply System,             3,246,850                   3,246,850
   Nuclear Power Project #3, Series
   1989A, MBIA/BIG Insured, 07/01/2010

   Washington Public Power Supply System,             2,229,528                   2,229,528
   Nuclear Project #2, Series 1992A,
   MBIA/BIG Insured, Zero Coupon,
   7/1/2011

   Washington Public Power Supply System,             2,307,800                   2,307,800
   Refunding Revenue, Nuclear Project #3,
   7.500%, 07/01/2008

WEST VIRGINIA

   West Virginia, School Building                     4,154,200                   4,154,200
   Authority Revenue, Series B, MBIA
   Insured, 6.750%, 07/01/2010

WISCONSIN

   Kenosha, WI, General Obligation,                   2,770,340                   2,770,340
   Series C, MBIA, Zero Coupon,
   6/1/2004

   Wisconsin Health & Educational                     1,554,630                   1,554,630
   Facilities Authority, Aurora Medical,
   FSA Insured, 5.750%, 11/15/2007

   Wisconsin Health & Educational                     2,077,260                   2,077,260
   Facilities Authority, Aurora Medical,
   FSA Insured, 5.750%, 11/15/2006

   Wisconsin Health & Educational                     4,539,529                   4,539,529
   Facilities Authority, Aurora Medical,
   FSA Insured, 6.000%, 11/15/2009

   Wisconsin Health & Educational                     4,291,252                   4,291,252
   Facilities Authority, Aurora Medical,
   FSA Insured, 6.000%, 11/15/2008

   Wisconsin Health & Educational                     2,108,640                   2,108,640
   Facilities Authority , MBIA Insured,
   6.100%, 08/15/2009

   Wisconsin Health & Educational                     4,835,152                   4,835,152
   Facilities Authority, Wheaton
   Franciscan Services, MBIA, 6.100%,
   8/15/2008

   Wisconsin Health & Educational                     5,536,619                   5,536,619
   Facilities Authority, Felician
   Healthcare Inc., Series B, AMBAC,
   6.250%, 01/01/2022

   Wisconsin Health & Educational                     9,669,440                   9,669,440
   Facilities Authority, Villa St.
   Francis Inc., Series C, AMBAC, 6.250%,

                                                      Scudder                         Scudder
                                                      Managed         AARP Insured   Ohio Tax    Pro Forma
                                                    Muncipal Bond       Tax Free     Free Fund   Combined
                                                   Principal Amount   General Bond   Principal   Principal
                                                        ($)             Principal    Amount($)   Amount($)
                                                   ----------------------------------------------------------
   1/1/22

   Wisconsin Health & Educational                                       2,335,000                   2,335,000
   Facilities Authority, SSM Healthcare,
   Series 1992 AA, MBIA, 6.400%,
   6/1/2008

   Wisconsin Health & Educational                                       2,650,000                   2,650,000
   Facilities Authority, SSM Healthcare,
   Series 1992 AA, 6.450%, 06/01/2010

   Wisconsin Health & Educational                                       2,485,000                   2,485,000
   Facilities Authority, SSM Healthcare,
   Series 1992 AA, MBIA, 6.450%,
   6/1/2009

   Wisconsin Health & Educational                                       2,820,000                   2,820,000
   Facilities Authority, SSM Healthcare,
   Series 1992 AA, MBIA, 6.500%,
   6/1/2011

   Wisconsin Health & Educational                                       3,000,000                   3,000,000
   Facilities Authority, SSM Healthcare,
   Series 1992 AA, MBIA, 6.500%,
   6/1/2012

   Wisconsin Health & Educational                                       2,000,000                   2,000,000
   Facilities Authority, St. Luke's
   Medical Center, MBIA, 7.100%,
   8/15/2011

   Wisconsin Health and Educational                                     4,800,000                   4,800,000
   Facilities Authority, Hospital Sisters
   Services Inc. - Obligated Group,
   5.375%, 06/01/2018

   Green Bay, WI, Industrial Development                1,700,000                                   1,700,000
   Revenue, Weyerhaeuser Company Project,
   Series A, 9.000%, 09/01/2006

   Wisconsin Health and Educational                     1,500,000                                   1,500,000
   Facilities Authority, Hospital Sisters
   Inc., 5.375%, 06/01/2013

   Wisconsin State Health & Educational                 2,500,000                                   2,500,000
   Facilities, Revenue, Series B, 5.625%,
   2/15/2029

   Wisconsin State Health & Educational                 4,000,000                                   4,000,000
   Facilities Authority, Revenue Bond,
   Aurora Health Care Inc., Series A,
   5.600%, 02/15/2029

WYOMING

   Wyoming Community Development                        3,000,000                                   3,000,000
   Authority, Single Family Mortgage
   Revenue, Series A, 5.850%, 06/01/2013





                                                    Scudder         AARP Insured     Scudder        Pro Forma
                                               Managed Municpal  Tax Free General  Ohio Tax Free      Combined
                                                 Bond Market       Bond Market      Fund Market        Market
                                                   Value($)          Value($)         Value($)       Value($)(1)
                                               ----------------------------------------------------------------
   1/1/2022

   Wisconsin Health & Educational                                     2,510,242                        2,510,242
   Facilities Authority, SSM Healthcare,
   Series 1992 AA, MBIA, 6.400%,
   6/1/2008

   Wisconsin Health & Educational                                     2,898,888                        2,898,888
   Facilities Authority, SSM Healthcare,
   Series 1992 AA, 6.450%, 06/01/2010

   Wisconsin Health & Educational                                     2,683,179                        2,683,179
   Facilities Authority, SSM Healthcare,
   Series 1992 AA, MBIA, 6.450%,
   6/1/2009

   Wisconsin Health & Educational                                     3,044,077                        3,044,077
   Facilities Authority, SSM Healthcare,
   Series 1992 AA, MBIA, 6.500%,
   6/1/2011

   Wisconsin Health & Educational                                     3,284,070                        3,284,070
   Facilities Authority, SSM Healthcare,
   Series 1992 AA, MBIA, 6.500%,
   6/1/2012

   Wisconsin Health & Educational                                     2,135,340                        2,135,340
   Facilities Authority, St. Luke's
   Medical Center, MBIA, 7.100%,
   8/15/2011

   Wisconsin Health and Educational                                   4,395,984                        4,395,984
   Facilities Authority, Hospital Sisters
   Services Inc. - Obligated Group,
   5.375%, 06/01/2018

   Green Bay, WI, Industrial Development            1,721,063                                          1,721,063
   Revenue, Weyerhaeuser Company Project,
   Series A, 9.000%, 09/01/2006

   Wisconsin Health and Educational                 1,437,825                                          1,437,825
   Facilities Authority, Hospital Sisters
   Inc., 5.375%, 06/01/2013

   Wisconsin State Health & Educational             2,145,450                                          2,145,450
   Facilities, Revenue, Series B, 5.625%,
   2/15/2029

   Wisconsin State Health & Educational             3,420,040                                          3,420,040
   Facilities Authority, Revenue Bond,
   Aurora Health Care Inc., Series A,
   5.600%, 02/15/2029

WYOMING

   Wyoming Community Development                    2,998,710                                          2,998,710
   Authority, Single Family Mortgage
   Revenue, Series A, 5.850%, 06/01/2013
                                                ================================================================
LONG-TERM MUNICIPAL INVESTMENTS                   693,354,919     1,527,500,473    85,749,816      2,306,605,208
                                                ================================================================
Long-term Municipal Investments
   (Cost of $661,326,129 $1,466,359,907
   $84,356,000 and $2,212,042,036 respectively)


                                                ================================================================
TOTAL INVESTMENT PORTFOLIO-100%                   713,354,919      1,538,200,473    90,749,816     2,342,305,208
                                                ================================================================
Investment Portfolio (Cost of $681,326,129
   $1,477,059,907  $89,356,000 and
   $2,247,742,036 respectively)


1) Certain securities that do not conform to the investment policies to be in effect after the Reorganization will be disposed of prior to the Reorganization.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

         PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                        AS OF OCTOBER 31, 1999 (UNAUDITED)

                                       SCUDDER                                SCUDDER
                                       MANAGED         AARP INSURED TAX       OHIO TAX         PRO FORMA               PRO FORMA
                                   MUNICIPAL BOND     FREE GENERAL BOND      FREE FUND        ADJUSTMENTS              COMBINED
                                ---------------------------------------------------------   ----------------    -------------------
Investments, at value               $ 713,354,919       $ 1,538,200,473     $ 90,749,816                             $2,342,305,208
Cash                                      301,905               380,484          248,909                                    931,298
Other assets less liabilities          (7,058,266)           17,752,511          884,841         $ (788,624) (2)         10,790,462
                                =========================================================   ================    ===================
Net assets                          $ 706,598,558       $ 1,556,333,468     $ 91,883,566         $ (788,624)         $2,354,026,968
                                =========================================================   ================    ===================

NET ASSETS
Scudder Shares                                                                                                        $ 798,441,540
AARP Shares                                                                                                          $1,555,585,428
SHARES OUTSTANDING
Scudder Shares                         82,235,127                              7,220,299          3,474,484              92,929,910
AARP Shares                                                  89,098,171                          91,994,428             181,092,599
NET ASSET VALUE PER SHARE
Scudder Shares                             $ 8.59                                $ 12.73                                     $ 8.59
AARP Shares                                                     $ 17.47                                                      $ 8.59

             PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED OCTOBER 31, 1999 (UNAUDITED)

                                                   SCUDDER                               SCUDDER
                                                   MANAGED      AARP INSURED TAX        OHIO TAX        PRO FORMA        PRO FORMA
                                               MUNICIPAL BOND   FREE GENERAL BOND       FREE FUND       ADJUSTMENTS        COMBINED
                                             --------------------------------------------------------------------------------------
Investment Income:
  Interest income                               $ 42,412,818     $ 89,228,402          5,254,408     $        --      $ 136,895,628
                                             --------------------------------------------------------------------------------------
            Total Investment Income               42,412,818       89,228,402          5,254,408                        136,895,628
  Expenses
     Management fees                               3,684,568        7,848,756            577,472         (65,381)  (3)   12,045,415
     Trustee fees                                     59,796           26,377             11,444         (37,821)  (4)       59,796
     All other expenses                            1,056,763        3,422,871            207,528        (962,835)  (5)    3,724,327
                                             --------------------------------------------------------------------------------------
  Total expenses before reductions                 4,801,127       11,298,004            796,444      (1,066,037)        15,829,538
  Expense reductions                                       -                -           (111,936)        111,936   (6)            -
                                             --------------------------------------------------------------------------------------
  Expenses, net                                    4,801,127       11,298,004            684,508        (954,101)        15,829,538
                                             --------------------------------------------------------------------------------------
Net investment income (loss)                      37,611,691       77,930,398          4,569,900         954,101        121,066,090
                                             --------------------------------------------------------------------------------------


Net Realized and Unrealized Gain (Loss):

  Net realized gain (loss) from investments         (137,427)      10,567,083           (409,992)             --         10,019,664
  and futures

  Net unrealized appreciation (depreciation)
     of investments and futures                  (47,879,710)    (120,778,206)        (5,779,605)             --       (174,437,521)
                                             ---------------------------------------------------------------------------------------

Net increase in net assets from operations     $ (10,405,446)   $ (32,280,725)      $ (1,619,697)     $  954,101      $ (43,351,767)
                                             =======================================================================================

         NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                            (UNAUDITED)
                         OCTOBER 31, 1999

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of October 31, 1999, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended October 31, 1999 for Scudder Managed Municipal Bond Fund, AARP Insured Tax Free General Bond Fund and Scudder Ohio Tax Free Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $25,202, $748,040 and $15,382 to be borne by the Acquiring Fund, AARP Insured Tax Free General Bond Fund and Scudder Ohio Tax Free Fund, respectively.

3. Represents reduction in management fees resulting from a new management agreement.

4.  Reduction in trustee fees resulting from the Reorganization.

5. Represents reduction in other expenses resulting from the implementation of an administrative fee contract.

6.  Represents the elimination of expense reimbursements.

                            PART C. OTHER INFORMATION

Item 15.          Indemnification.

            A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

            Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

            Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

            Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding"
            shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a
            Trustee or officer:

                  (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
            (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                        (A) by the court or other body approving the settlement
                  or other disposition; or

                        (B) based upon a review of readily available facts (as
                  opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be
            insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
            Section 4.3, provided that either:


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

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 16.   Exhibits.

(1)        (a)      (1)       Amended and Restated Declaration of Trust, dated
                              December 8, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the
                              Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").

                    (2) Amendment to Amended and Restated Declaration of Trust, dated December 11, 1990, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (3) Instrument, dated October 29, 1986, Establishing and Designating an Additional Series of Shares is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (4) Establishment and Designation of Series dated November 6, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

(2)        (b)      (1)       By-laws of the Registrant, dated September 24,
                              1976 as amended through December 31, 1979, is incorporated by reference to Post-Effective
                              Amendment No. 33 to the Registration Statement.

                    (2) Amendment to the By-laws of the Registrant as amended through December 8, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (3) Amendment to the By-laws of Registrant, dated August 13, 1991, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (4) Amendment to the By-laws of Registrant,dated December 10, 1991, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

(3)                           Inapplicable.

(4) Agreement and Plan of Reorganization is filed as Exhibit A to Part A hereof.

(5)                           Inapplicable.

(6)        (d)      (1)       Investment Management Agreement between the
                              Registrant (on behalf of Scudder Managed Municipal
                              Bonds) and Scudder Kemper Investments, Inc., dated
                              September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the
                              Registration Statement.

                    (2) Investment Management Agreement between the Registrant (on behalf of Scudder High Yield Tax Free Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(7) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

(8)                           Inapplicable.

(9)        (g)      (1)       Custodian Contract between the Registrant and
                              State Street Bank and Trust Company, dated March
                              17, 1980, is incorporated by reference to Post-Effective Amendment No. 33 to the
                              Registration Statement.

                    (2) Fee schedule for Exhibit (9)(g)(1) is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (3) Amendment No. 1 to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated March 17, 1980, incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (4) Amendment to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated August 9, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (5) Amendment to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated December 11, 1990, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (6) Subcustodian Agreement and Fee Schedule between State Street Bank and Trust Company and The Bank of New York, London office, dated December 31, 1978, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (7) Subcustodian Agreement between Irving Trust Company and State Street Bank, dated November 30, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (8) Subcustodian Agreement between State Street Bank and Trust Company and Morgan Guaranty Trust Company of New York, dated November 25, 1985, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (9) Subcustodian Agreement between Chemical Bank and State Street Bank and Trust Company, dated May 31, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (10) Subcustodian Agreement between and Security Pacific National Bank and Trust Company (New York) and State Street Bank and Trust Company, dated February 18, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (11) Subcustodian Agreement between Bankers Trust Company and State Street Bank and Trust Company, dated August 15, 1989, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

(10)                          Inapplicable.

(11) Opinion and Consent of Dechert Price & Rhoads filed herein.

(12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

(13)       (h)      (1)       Transfer Agency, Service Agreement and Fee
                              Schedule between the Registrant and Scudder
                              Service Agreement, dated October 2, 1989, is incorporated by reference to Post-Effective
                              Amendment No. 33 to the Registration Statement.

                    (2) Revised Fee Schedule dated October 1, 1996 for Exhibit (13)(h)(1) is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

                    (3) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder High Yield Tax Free Fund) and Scudder Fund Accounting Corporation, dated January 23, 1995, is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.

                    (4) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Managed Municipal Bonds) and Scudder Fund Accounting Corporation, dated February 9, 1995, is incorporated by reference to Post-Effective Amendment No. 29 to the Registration

                              Statement.

(14) Consent of PricewaterhouseCoopers LLP filed herein.

(15)                          Inapplicable.

(16)                          Powers of Attorney are filed herein.

(17)                          Form of proxy filed herein.

Item 17.    Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Municipal Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 3rd day of March, 2000.

                                    SCUDDER MUNICIPAL TRUST


                                    By: /s/ Linda C. Coughlin
                                       -----------------------------
                                    Title: President
                                          --------------------------

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURE                      TITLE                       DATE
         ---------                      -----                       ----

/s/ Linda C. Coughlin            President & Trustee            March 3, 2000
----------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.*              Trustee                  March 3, 2000
-------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll*               Trustee                  March 3, 2000
------------------------
Dawn-Marie Driscoll

/s/ Peter B. Freeman*                  Trustee                  March 3, 2000
---------------------
Peter B. Freeman

/s/ George M. Lovejoy, Jr.*            Trustee                  March 3, 2000
---------------------------
George M. Lovejoy, Jr.

/s/ Welsey W. Marple, Jr.*             Trustee                  March 3, 2000
--------------------------
Welsey W. Marple, Jr.

/s/ Kathryn L. Quirk*         Trustee, Vice President &         March 3, 2000
---------------------           Assistant Secretary
Kathryn L. Quirk

/s/ Jean C. Tempel*                    Trustee                  March 3, 2000
-------------------
Jean C. Tempel

/s/ John R. Hebble            Treasurer (Principal Financial    March 3, 2000
-------------------           and Accounting Officer)
John R. Hebble

*By:  /s/ Sheldon A. Jones                March 3, 2000
      --------------------
      Sheldon A. Jones
      Attorney-in-fact

*Executed pursuant to powers of attorney filed with the Registrant's Registration Statement on Form N-14 as filed with the Commission electronically herewith.